AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 82.4%
Affiliated Mutual Funds — 23.5%
AST ClearBridge Dividend Growth Portfolio*	1,723,633	$41,177,585
AST Emerging Markets Equity Portfolio*	141,762	1,027,774
AST High Yield Portfolio*	1,375,797	14,583,451
AST Large-Cap Growth Portfolio*	1,432,041	70,427,764
AST Large-Cap Value Portfolio*	940,249	36,030,350
AST PGIM Fixed Income Central Fund*	59,228,067	569,181,727
AST Small-Cap Growth Portfolio*	457,125	26,092,673
AST Small-Cap Value Portfolio*	824,197	24,973,179
AST T. Rowe Price Natural Resources Portfolio*	223,212	5,517,793
AST Western Asset Emerging Markets Debt Portfolio*	908,572	8,904,008

Total Affiliated Mutual Funds (cost $833,230,512)(wd)		797,916,304
Common Stocks — 23.8%
Aerospace & Defense — 0.4%
Airbus SE (France)	2,124	183,090
BAE Systems PLC (United Kingdom)	47,369	416,204
Boeing Co. (The)*	2,640	319,651
General Dynamics Corp.	10,901	2,312,865
Howmet Aerospace, Inc.	37,640	1,164,205
Huntington Ingalls Industries, Inc.	160	35,440
L3Harris Technologies, Inc.	900	187,047
Lockheed Martin Corp.	4,526	1,748,349
Northrop Grumman Corp.	6,725	3,162,902
Raytheon Technologies Corp.	26,887	2,200,970
Spirit AeroSystems Holdings, Inc. (Class A Stock)	2,700	59,184
Textron, Inc.	9,550	556,383
Thales SA (France)	2,370	261,160
TransDigm Group, Inc.	2,555	1,340,915
		13,948,365
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	630	60,675
Expeditors International of Washington, Inc.	740	65,349
FedEx Corp.	9,410	1,397,103
United Parcel Service, Inc. (Class B Stock)	9,335	1,507,976
Yamato Holdings Co. Ltd. (Japan)	12,200	183,213
		3,214,316
Airlines — 0.1%
Alaska Air Group, Inc.*	10,780	422,037
American Airlines Group, Inc.*(a)	3,600	43,344
Delta Air Lines, Inc.*	8,460	237,388
Southwest Airlines Co.*	33,300	1,026,972
United Airlines Holdings, Inc.*	1,630	53,024
		1,782,765
Auto Components — 0.0%
Aptiv PLC*	1,240	96,980
	Shares	Value

Common Stocks (continued)
Auto Components (cont’d.)
BorgWarner, Inc.(a)	16,880	$530,032
Magna International, Inc. (Canada)	1,102	52,257
		679,269
Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	2,306	156,295
BYD Co. Ltd. (China) (Class H Stock)	6,748	166,241
Ferrari NV (Italy)	6,462	1,196,671
Ford Motor Co.	90,040	1,008,448
General Motors Co.	12,593	404,109
Hero MotoCorp Ltd. (India)	1,403	43,668
Honda Motor Co. Ltd. (Japan)	21,900	475,357
Kia Corp. (South Korea)	709	35,288
Mahindra & Mahindra Ltd. (India)	9,099	140,778
Maruti Suzuki India Ltd. (India)	1,415	152,745
Mazda Motor Corp. (Japan)	169,500	1,125,505
Mercedes-Benz Group AG (Germany)	11,120	562,305
Stellantis NV	132,200	1,561,606
Subaru Corp. (Japan)	8,300	125,433
Suzuki Motor Corp. (Japan)	5,300	164,990
Tesla, Inc.*	46,885	12,436,246
Toyota Motor Corp. (Japan)	80,100	1,046,943
		20,802,628
Banks — 1.3%
Australia & New Zealand Banking Group Ltd. (Australia)	46,791	684,964
Banco Santander SA (Spain)	94,098	218,957
Bank Central Asia Tbk PT (Indonesia)	637,538	355,899
Bank Hapoalim BM (Israel)	23,930	202,004
Bank Leumi Le-Israel BM (Israel)	151,766	1,296,198
Bank of America Corp.	139,409	4,210,152
Bank of China Ltd. (China) (Class H Stock)	163,000	53,235
Bank of Ireland Group PLC (Ireland)	13,182	84,549
Barclays PLC (United Kingdom)	1,087,800	1,730,837
BNP Paribas SA (France)	7,411	313,035
BOC Hong Kong Holdings Ltd. (China)	61,000	202,869
China Construction Bank Corp. (China) (Class H Stock)	321,000	185,282
Citigroup, Inc.	58,326	2,430,444
Citizens Financial Group, Inc.	33,580	1,153,809
Comerica, Inc.	590	41,949
Commerzbank AG (Germany)*	16,675	118,709
Commonwealth Bank of Australia (Australia)	16,540	962,214
Credicorp Ltd. (Peru)	660	81,048
Cullen/Frost Bankers, Inc.	800	105,776
DBS Group Holdings Ltd. (Singapore)	90,500	2,093,570
DNB Bank ASA (Norway)	41,259	654,701
East West Bancorp, Inc.	1,944	130,520
Emirates NBD Bank PJSC (United Arab Emirates)	13,920	48,674
Erste Group Bank AG (Austria)	6,058	132,805
Fifth Third Bancorp	3,250	103,870
First Republic Bank	890	116,190
A1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Hana Financial Group, Inc. (South Korea)	3,170	$77,839
HDFC Bank Ltd. (India), ADR(a)	10,054	587,355
HSBC Holdings PLC (United Kingdom)	187,219	969,394
Huntington Bancshares, Inc.	7,210	95,028
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	90,000	42,220
ING Groep NV (Netherlands)	50,267	430,709
Israel Discount Bank Ltd. (Israel) (Class A Stock)	21,860	110,072
JPMorgan Chase & Co.	47,644	4,978,798
KB Financial Group, Inc. (South Korea)	2,223	67,131
KBC Group NV (Belgium)	3,350	158,971
KeyCorp	4,660	74,653
Komercni Banka A/S (Czech Republic)	3,813	95,366
Lloyds Banking Group PLC (United Kingdom)	2,554,854	1,154,764
M&T Bank Corp.	8,788	1,549,500
National Australia Bank Ltd. (Australia)	25,355	469,465
NatWest Group PLC (United Kingdom)	610,501	1,520,589
Nordea Bank Abp (Finland)	48,941	418,848
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	104,345	459,118
Oversea-Chinese Banking Corp. Ltd. (Singapore)	48,000	393,307
Pinnacle Financial Partners, Inc.	2,357	191,153
PNC Financial Services Group, Inc. (The)	12,844	1,919,150
Popular, Inc. (Puerto Rico)	2,500	180,150
Regions Financial Corp.	4,820	96,737
Sberbank of Russia PJSC (Russia)*^	61,896	—
Signature Bank	290	43,790
SVB Financial Group*	275	92,340
Swedbank AB (Sweden) (Class A Stock)	12,784	167,800
Tisco Financial Group PCL (Thailand)	40,700	99,801
Truist Financial Corp.	76,949	3,350,359
U.S. Bancorp	18,434	743,259
Wells Fargo & Co.	105,371	4,238,022
Wintrust Financial Corp.	806	65,729
Zions Bancorp NA	690	35,093
		42,588,770
Beverages — 0.5%
Ambev SA (Brazil)	17,400	50,158
Brown-Forman Corp. (Class B Stock)	920	61,245
Coca-Cola Co. (The)	73,811	4,134,892
Constellation Brands, Inc. (Class A Stock)	2,250	516,780
Diageo PLC (United Kingdom)	5,944	250,204
Diageo PLC (United Kingdom), ADR	732	124,301
Heineken Holding NV (Netherlands)	1,740	119,118
Heineken NV (Netherlands)	7,812	682,230
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	2,100	46,456
Keurig Dr. Pepper, Inc.	25,760	922,723
Kirin Holdings Co. Ltd. (Japan)	12,300	189,491
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Molson Coors Beverage Co. (Class B Stock)	1,040	$49,910
Monster Beverage Corp.*	1,820	158,267
PepsiCo, Inc.	41,981	6,853,818
Pernod Ricard SA (France)	4,345	797,108
Remy Cointreau SA (France)	2,624	435,449
		15,392,150
Biotechnology — 0.5%
AbbVie, Inc.	37,822	5,076,091
Alnylam Pharmaceuticals, Inc.*	800	160,128
Amgen, Inc.	5,277	1,189,436
Argenx SE (Netherlands), ADR*	1,707	602,656
Biogen, Inc.*	720	192,240
Gilead Sciences, Inc.	33,440	2,062,914
Horizon Therapeutics PLC*	17,800	1,101,642
Incyte Corp.*	900	59,976
Moderna, Inc.*	8,490	1,003,942
Regeneron Pharmaceuticals, Inc.*	1,772	1,220,678
United Therapeutics Corp.*	4,500	942,210
Vertex Pharmaceuticals, Inc.*	9,706	2,810,275
		16,422,188
Building Products — 0.1%
A.O. Smith Corp.	610	29,634
Advanced Drainage Systems, Inc.	6,100	758,657
AGC, Inc. (Japan)	2,700	84,056
Allegion PLC	400	35,872
Assa Abloy AB (Sweden) (Class B Stock)	15,280	286,287
Builders FirstSource, Inc.*	8,800	518,496
Carrier Global Corp.	3,960	140,817
Cie de Saint-Gobain (France)	35,278	1,261,387
Fortune Brands Home & Security, Inc.	710	38,120
Johnson Controls International PLC	8,273	407,197
Masco Corp.	1,130	52,760
Nibe Industrier AB (Sweden) (Class B Stock)	20,829	185,799
Trane Technologies PLC	3,564	516,103
		4,315,185
Capital Markets — 0.7%
3i Group PLC (United Kingdom)	52,120	625,828
Ameriprise Financial, Inc.	6,305	1,588,545
ASX Ltd. (Australia)	1,820	83,762
Bank of New York Mellon Corp. (The)	27,030	1,041,196
BlackRock, Inc.	1,463	805,060
Blackstone, Inc.(a)	5,388	450,976
Cboe Global Markets, Inc.	510	59,859
Charles Schwab Corp. (The)	37,551	2,698,790
CME Group, Inc.	12,006	2,126,623
Deutsche Bank AG (Germany)	115,829	857,596
Deutsche Boerse AG (Germany)	2,736	448,504
FactSet Research Systems, Inc.	645	258,071
Franklin Resources, Inc.	1,580	34,002
Goldman Sachs Group, Inc. (The)	11,512	3,373,591
Intercontinental Exchange, Inc.	4,750	429,162

A2

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Invesco Ltd.	2,140	$29,318
Julius Baer Group Ltd. (Switzerland)	3,384	147,674
Lazard Ltd. (Class A Stock)(a)	2,019	64,265
Macquarie Group Ltd. (Australia)	8,619	840,871
MarketAxess Holdings, Inc.	165	36,711
Moody’s Corp.	725	176,255
Morgan Stanley	23,294	1,840,459
Morningstar, Inc.	3,500	743,120
MSCI, Inc.	1,365	575,743
Nasdaq, Inc.	4,010	227,287
Northern Trust Corp.	1,778	152,126
Partners Group Holding AG (Switzerland)	240	193,148
Raymond James Financial, Inc.	910	89,926
S&P Global, Inc.	2,862	873,912
Singapore Exchange Ltd. (Singapore)	94,800	621,924
State Street Corp.	14,440	878,096
T. Rowe Price Group, Inc.(a)	2,612	274,286
UBS Group AG (Switzerland)	149,192	2,164,472
		24,811,158
Chemicals — 0.4%
Air Products & Chemicals, Inc.	3,243	754,743
Albemarle Corp.	4,520	1,195,269
Celanese Corp.	7,100	641,414
CF Industries Holdings, Inc.	6,826	657,002
Chemours Co. (The)	23,500	579,275
Corteva, Inc.	7,710	440,627
Dow, Inc.	10,715	470,710
DuPont de Nemours, Inc.	8,243	415,447
Eastman Chemical Co.	3,497	248,462
Ecolab, Inc.	1,170	168,971
FMC Corp.	640	67,648
ICL Group Ltd. (Israel)	25,615	205,290
International Flavors & Fragrances, Inc.	1,210	109,904
Linde PLC (United Kingdom) (NYSE)	8,324	2,244,067
Linde PLC (United Kingdom) (BATE)	708	191,679
LyondellBasell Industries NV (Class A Stock)	16,490	1,241,367
Mosaic Co. (The)	6,110	295,296
Nitto Denko Corp. (Japan)	2,400	129,950
Nutrien Ltd. (Canada)	1,683	140,357
PPG Industries, Inc.	7,245	801,949
Sherwin-Williams Co. (The)	1,120	229,320
Shin-Etsu Chemical Co. Ltd. (Japan)	5,900	583,845
Solvay SA (Belgium)	2,961	229,247
Sumitomo Chemical Co. Ltd. (Japan)	22,900	78,767
Symrise AG (Germany)	4,080	397,851
Tosoh Corp. (Japan)	81,600	909,462
Yara International ASA (Brazil)	35,173	1,234,402
		14,662,321
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	18,353	134,260
Cintas Corp.	390	151,394
Copart, Inc.*	1,010	107,464
Republic Services, Inc.	8,582	1,167,495
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Rollins, Inc.	1,280	$44,391
Securitas AB (Sweden) (Class B Stock)	7,259	50,392
Serco Group PLC (United Kingdom)	24,664	42,780
TOPPAN, Inc. (Japan)	27,600	411,132
Waste Management, Inc.	13,080	2,095,547
		4,204,855
Communications Equipment — 0.2%
Arista Networks, Inc.*	12,564	1,418,350
Cisco Systems, Inc.	82,385	3,295,400
F5, Inc.*	280	40,525
Juniper Networks, Inc.	1,810	47,277
Motorola Solutions, Inc.	760	170,217
Nokia OYJ (Finland)	223,081	957,700
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	23,230	135,790
		6,065,259
Construction & Engineering — 0.1%
Eiffage SA (France)	4,448	356,699
Quanta Services, Inc.	650	82,803
Taisei Corp. (Japan)	2,300	63,787
Vinci SA (France)	14,605	1,180,972
		1,684,261
Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	18,500	58,474
Eagle Materials, Inc.	10,400	1,114,672
Martin Marietta Materials, Inc.	290	93,406
Vulcan Materials Co.	2,319	365,730
		1,632,282
Consumer Finance — 0.1%
American Express Co.	5,036	679,407
Capital One Financial Corp.	19,288	1,777,775
Discover Financial Services	1,270	115,468
SLM Corp.	28,353	396,659
Synchrony Financial	40,380	1,138,312
		4,107,621
Containers & Packaging — 0.1%
Amcor PLC	7,520	80,689
Avery Dennison Corp.	350	56,945
Ball Corp.	1,630	78,762
Berry Global Group, Inc.*	4,100	190,773
Crown Holdings, Inc.	6,868	556,514
International Paper Co.	17,810	564,577
Packaging Corp. of America	410	46,039
Sealed Air Corp.	800	35,608
Transcontinental, Inc. (Canada) (Class A Stock)	10,454	121,768
Westrock Co.	31,730	980,140
		2,711,815
Distributors — 0.0%
Genuine Parts Co.	700	104,524

A3

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Distributors (cont’d.)
LKQ Corp.	6,230	$293,744
Pool Corp.	195	62,051
		460,319
Diversified Consumer Services — 0.0%
Service Corp. International	14,902	860,441
Diversified Financial Services — 0.3%
Apollo Global Management, Inc.	1,254	58,311
Berkshire Hathaway, Inc. (Class B Stock)*	27,255	7,277,630
Chailease Holding Co. Ltd. (Taiwan)	17,300	98,819
Investor AB (Sweden) (Class A Stock)	8,208	125,776
ORIX Corp. (Japan)	75,400	1,056,283
		8,616,819
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	208,819	3,203,284
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	70,912	115,919
Deutsche Telekom AG (Germany)	65,200	1,109,813
Hellenic Telecommunications Organization SA (Greece)	7,638	110,908
Koninklijke KPN NV (Netherlands)	435,756	1,179,315
Lumen Technologies, Inc.	5,240	38,147
Spark New Zealand Ltd. (New Zealand)	31,860	89,136
Telefonica Deutschland Holding AG (Germany)	479,371	969,202
Telia Co. AB (Sweden)	39,331	113,277
Telkom Indonesia Persero Tbk PT (Indonesia)	739,800	215,612
Telstra Corp. Ltd. (Australia)	59,240	146,277
Verizon Communications, Inc.	88,285	3,352,182
		10,643,072
Electric Utilities — 0.5%
Alliant Energy Corp.	1,240	65,708
American Electric Power Co., Inc.	13,014	1,125,060
Avangrid, Inc.(a)	20,200	842,340
CEZ A/S (Czech Republic)	1,312	44,975
Constellation Energy Corp.	6,271	521,684
Duke Energy Corp.	3,650	339,523
Edison International	22,910	1,296,248
EDP - Energias do Brasil SA (Brazil)	14,440	58,624
Endesa SA (Spain)	18,612	279,544
Enel SpA (Italy)	319,055	1,308,516
Energisa SA (Brazil), UTS	16,800	130,741
Entergy Corp.	960	96,605
Evergy, Inc.	1,150	68,310
Eversource Energy	1,600	124,736
Exelon Corp.	54,394	2,037,599
FirstEnergy Corp.	25,710	951,270
Iberdrola SA (Spain)	97,560	909,667
NextEra Energy, Inc.	36,179	2,836,795
NRG Energy, Inc.(a)	17,510	670,108
PG&E Corp.*	7,300	91,250
Pinnacle West Capital Corp.	500	32,255
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Power Assets Holdings Ltd. (Hong Kong)	24,000	$120,307
PPL Corp.	12,490	316,622
Red Electrica Corp. SA (Spain)	6,554	100,575
Southern Co. (The)	5,040	342,720
SSE PLC (United Kingdom)	74,603	1,259,746
Terna - Rete Elettrica Nazionale (Italy)	20,951	127,603
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	22,878	165,445
Xcel Energy, Inc.	13,587	869,568
		17,134,144
Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	24,124	622,868
AMETEK, Inc.	11,410	1,294,008
Eaton Corp. PLC	8,812	1,175,168
Emerson Electric Co.	5,600	410,032
Generac Holdings, Inc.*	265	47,207
Hubbell, Inc.	5,300	1,181,900
Prysmian SpA (Italy)	3,614	103,519
Rockwell Automation, Inc.	510	109,706
Schneider Electric SE	2,208	249,395
Voltronic Power Technology Corp. (Taiwan)	1,000	43,981
		5,237,784
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	4,620	309,355
Arrow Electronics, Inc.*	1,900	175,161
CDW Corp.	2,540	396,443
Corning, Inc.	19,595	568,647
Hamamatsu Photonics KK (Japan)	31,400	1,345,875
Hon Hai Precision Industry Co. Ltd. (Taiwan)	58,000	185,723
Keyence Corp. (Japan)	1,229	406,259
Keysight Technologies, Inc.*	4,550	715,988
Littelfuse, Inc.	628	124,777
TDK Corp. (Japan)	6,000	185,222
TE Connectivity Ltd. (Switzerland)	1,560	172,162
Teledyne Technologies, Inc.*	205	69,181
Trimble, Inc.*	1,240	67,295
Venture Corp. Ltd. (Singapore)	27,000	306,800
Zebra Technologies Corp. (Class A Stock)*	210	55,022
		5,083,910
Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	23,679	496,312
Halliburton Co.	45,300	1,115,286
Schlumberger NV	9,739	349,630
		1,961,228
Entertainment — 0.3%
Activision Blizzard, Inc.	23,121	1,718,815
Electronic Arts, Inc.	5,430	628,305
Konami Group Corp. (Japan)	1,337	61,906
Live Nation Entertainment, Inc.*	2,140	162,726

A4

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
NetEase, Inc. (China), ADR(a)	2,114	$159,818
Netflix, Inc.*	3,010	708,674
Nintendo Co. Ltd. (Japan)	18,000	726,017
Spotify Technology SA*	8,900	768,070
Take-Two Interactive Software, Inc.*	780	85,020
Walt Disney Co. (The)*	37,850	3,570,391
Warner Bros. Discovery, Inc.*	10,487	120,601
		8,710,343
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.	7,108	996,471
American Tower Corp.	4,800	1,030,560
Americold Realty Trust, Inc.	12,800	314,880
AvalonBay Communities, Inc.	6,999	1,289,146
Boston Properties, Inc.	1,796	134,646
Camden Property Trust	3,380	403,741
Cousins Properties, Inc.(a)	2,799	65,357
Crown Castle, Inc.	2,050	296,327
Dexus (Australia)	13,486	67,087
Digital Realty Trust, Inc.	1,360	134,885
Duke Realty Corp.	1,950	93,990
EPR Properties	12,100	433,906
Equinix, Inc.	2,530	1,439,165
Equity Residential	7,200	483,984
Essex Property Trust, Inc.	280	67,824
Extra Space Storage, Inc.	1,420	245,248
Federal Realty Investment Trust	360	32,443
Gaming & Leisure Properties, Inc.	4,462	197,399
Goodman Group (Australia)	47,745	482,550
Healthpeak Properties, Inc.	7,000	160,440
Highwoods Properties, Inc.(a)	6,300	169,848
Host Hotels & Resorts, Inc.	57,480	912,782
Hudson Pacific Properties, Inc.	15,500	169,725
Invitation Homes, Inc.	2,950	99,622
Iron Mountain, Inc.(a)	7,120	313,066
JBG SMITH Properties	5,500	102,190
Kimco Realty Corp.	3,190	58,728
Klepierre SA (France)*	50,221	873,106
Mid-America Apartment Communities, Inc.	1,230	190,736
Prologis, Inc.	17,231	1,750,670
Public Storage	5,380	1,575,318
Realty Income Corp.(a)	2,930	170,526
Regency Centers Corp.	760	40,926
SBA Communications Corp.	5,788	1,647,554
Simon Property Group, Inc.	12,130	1,088,667
Stockland (Australia)	30,393	63,607
UDR, Inc.	1,520	63,399
Ventas, Inc.	29,214	1,173,526
VICI Properties, Inc.	4,570	136,415
Vornado Realty Trust	990	22,928
Welltower, Inc.	2,200	141,504
Weyerhaeuser Co.	33,710	962,758
		20,097,650
Food & Staples Retailing — 0.4%
Albertson’s Cos., Inc. (Class A Stock)	41,900	1,041,634
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
BIM Birlesik Magazalar A/S (Turkey)	14,464	$90,112
Carrefour SA (France)	10,509	145,750
Coles Group Ltd. (Australia)	22,500	237,203
Costco Wholesale Corp.	8,725	4,120,556
Kesko OYJ (Finland) (Class B Stock)	15,380	286,944
Koninklijke Ahold Delhaize NV (Netherlands)	65,389	1,665,553
Kroger Co. (The)	3,090	135,188
Loblaw Cos. Ltd. (Canada)	2,509	198,671
Sysco Corp.	13,506	955,009
Tesco PLC (United Kingdom)	167,551	384,542
Walgreens Boots Alliance, Inc.	3,400	106,760
Wal-Mart de Mexico SAB de CV (Mexico)	38,772	136,168
Walmart, Inc.	27,010	3,503,197
Woolworths Group Ltd. (Australia)	18,480	401,582
		13,408,869
Food Products — 0.5%
Archer-Daniels-Midland Co.	18,960	1,525,332
Bunge Ltd.	1,600	132,112
Campbell Soup Co.	930	43,822
Conagra Brands, Inc.	2,400	78,312
Darling Ingredients, Inc.*	2,929	193,753
General Mills, Inc.	4,857	372,095
Gruma SAB de CV (Mexico) (Class B Stock)	6,189	58,935
Hershey Co. (The)	7,147	1,575,699
Hormel Foods Corp.	1,370	62,253
Inghams Group Ltd. (Australia)	33,997	51,747
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	9,000	41,476
J.M. Smucker Co. (The)	520	71,453
Kellogg Co.	1,290	89,861
Kraft Heinz Co. (The)	34,130	1,138,236
Lamb Weston Holdings, Inc.(a)	14,941	1,156,135
McCormick & Co., Inc.	1,190	84,811
Mondelez International, Inc. (Class A Stock)	16,565	908,259
Mowi ASA (Norway)	6,650	84,585
Nestle SA	31,091	3,362,719
Orkla ASA (Norway)	10,928	79,439
Pilgrim’s Pride Corp.*	38,100	877,062
Tyson Foods, Inc. (Class A Stock)	21,040	1,387,167
Viscofan SA (Spain)	756	41,328
WH Group Ltd. (Hong Kong), 144A	1,077,000	677,367
Wilmar International Ltd. (China)	447,600	1,190,790
		15,284,748
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	680	69,258
National Fuel Gas Co.	2,400	147,720
Osaka Gas Co. Ltd. (Japan)	5,000	75,380
Snam SpA (Italy)	35,325	142,781
Tokyo Gas Co. Ltd. (Japan)	5,400	91,158
UGI Corp.	6,900	223,077
		749,374

A5

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	54,634	$5,286,386
ABIOMED, Inc.*	180	44,219
Alcon, Inc. (Switzerland)	5,100	296,236
Align Technology, Inc.*	335	69,382
Baxter International, Inc.	24,290	1,308,259
Becton, Dickinson & Co.	2,348	523,205
Boston Scientific Corp.*	20,192	782,036
Cooper Cos., Inc. (The)	230	60,697
DENTSPLY SIRONA, Inc.	1,020	28,917
Dexcom, Inc.*	1,840	148,194
Edwards Lifesciences Corp.*	23,140	1,912,058
Envista Holdings Corp.*	6,300	206,703
Hologic, Inc.*	1,280	82,586
IDEXX Laboratories, Inc.*	385	125,433
Integra LifeSciences Holdings Corp.*	6,584	278,898
Intuitive Surgical, Inc.*	2,798	524,457
Medtronic PLC	37,001	2,987,831
Menicon Co. Ltd. (Japan)	12,375	253,812
Olympus Corp. (Japan)	22,200	427,078
ResMed, Inc.	680	148,444
STERIS PLC	445	73,995
Stryker Corp.	2,204	446,398
Teleflex, Inc.	220	44,321
Zimmer Biomet Holdings, Inc.	7,570	791,443
		16,850,988
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.*	2,401	187,710
AmerisourceBergen Corp.	2,351	318,161
Cardinal Health, Inc.	1,250	83,350
Centene Corp.*	12,516	973,870
Cigna Corp.	9,125	2,531,914
CVS Health Corp.	34,603	3,300,088
DaVita, Inc.*	220	18,209
Elevance Health, Inc.	4,835	2,196,250
Fresenius SE & Co. KGaA (Germany)	7,029	149,825
HCA Healthcare, Inc.	1,020	187,466
Henry Schein, Inc.*	660	43,408
Humana, Inc.	600	291,114
Laboratory Corp. of America Holdings	1,403	287,348
McKesson Corp.	5,380	1,828,501
Molina Healthcare, Inc.*	2,081	686,397
Quest Diagnostics, Inc.(a)	550	67,479
Sonic Healthcare Ltd. (Australia)	75,227	1,467,318
UnitedHealth Group, Inc.	20,823	10,516,448
Universal Health Services, Inc. (Class B Stock)	310	27,336
		25,162,192
Hotels, Restaurants & Leisure — 0.5%
Aristocrat Leisure Ltd. (Australia)	16,453	346,938
Booking Holdings, Inc.*	588	966,208
Caesars Entertainment, Inc.*	1,060	34,196
Carnival Corp.*	4,670	32,830
Chipotle Mexican Grill, Inc.*	930	1,397,567
Churchill Downs, Inc.	363	66,846
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Compass Group PLC (United Kingdom)	125,781	$2,504,605
Darden Restaurants, Inc.	590	74,529
Domino’s Pizza, Inc.	170	52,734
Evolution AB (Sweden), 144A	2,574	203,468
Expedia Group, Inc.*	680	63,709
Greggs PLC (United Kingdom)	4,213	79,584
Hilton Worldwide Holdings, Inc.	8,670	1,045,775
InterContinental Hotels Group PLC (United Kingdom)	3,104	149,494
La Francaise des Jeux SAEM (France), 144A	11,445	339,504
Las Vegas Sands Corp.*	1,560	58,531
Lottery Corp. Ltd. (The) (Australia)*	23,788	63,751
Marriott International, Inc. (Class A Stock)	14,303	2,004,422
McDonald’s Corp.	16,636	3,838,591
MGM Resorts International	1,770	52,604
Norwegian Cruise Line Holdings Ltd.*(a)	2,540	28,854
Oriental Land Co. Ltd. (Japan)	8,600	1,166,408
Penn Entertainment, Inc.*(a)	2,394	65,859
Royal Caribbean Cruises Ltd.*	1,190	45,101
Sodexo SA (France)	1,564	117,457
Starbucks Corp.	30,378	2,559,650
Tabcorp Holdings Ltd. (Australia)	52,371	31,406
Whitbread PLC (United Kingdom)	6,117	155,057
Wynn Resorts Ltd.*	570	35,927
Yum! Brands, Inc.	1,350	143,559
		17,725,164
Household Durables — 0.0%
D.R. Horton, Inc.	1,500	101,025
Garmin Ltd.	720	57,823
Lennar Corp. (Class A Stock)	6,670	497,249
Mohawk Industries, Inc.*	1,460	133,137
Newell Brands, Inc.	2,220	30,836
NVR, Inc.*	12	47,845
PulteGroup, Inc.	1,120	42,000
Sekisui House Ltd. (Japan)	8,400	139,123
Sony Group Corp. (Japan)	2,500	161,036
Toll Brothers, Inc.	8,593	360,906
Whirlpool Corp.(a)	260	35,051
Zhejiang Supor Co. Ltd. (China) (Class A Stock)	5,600	36,130
		1,642,161
Household Products — 0.3%
Church & Dwight Co., Inc.	1,210	86,442
Clorox Co. (The)	580	74,466
Colgate-Palmolive Co.	3,950	277,488
Essity AB (Sweden) (Class B Stock)	10,584	209,106
Henkel AG & Co. KGaA (Germany)	1,799	101,955
Kimberly-Clark Corp.	13,300	1,496,782
Procter & Gamble Co. (The)	47,411	5,985,639

A6

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Products (cont’d.)
Reckitt Benckiser Group PLC (United Kingdom)	18,901	$1,252,787
		9,484,665
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	42,550	961,630
Industrial Conglomerates — 0.2%
3M Co.	2,620	289,510
CK Hutchison Holdings Ltd. (United Kingdom)	43,000	236,769
General Electric Co.	5,200	321,932
Hitachi Ltd. (Japan)	3,100	131,924
Honeywell International, Inc.	16,490	2,753,335
Jardine Matheson Holdings Ltd. (Hong Kong)	25,000	1,263,949
Smiths Group PLC (United Kingdom)	77,638	1,293,215
		6,290,634
Insurance — 0.8%
Aflac, Inc.	2,840	159,608
Ageas SA/NV (Belgium)	2,886	105,257
AIA Group Ltd. (Hong Kong)	30,600	254,773
Allstate Corp. (The)	1,330	165,625
American International Group, Inc.	27,850	1,322,318
Aon PLC (Class A Stock)	2,520	675,032
Arthur J. Gallagher & Co.	2,304	394,491
Assurant, Inc.	310	45,034
AXA SA (France)	65,548	1,431,104
Brown & Brown, Inc.	1,290	78,019
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	112,200	206,041
Chubb Ltd.	21,485	3,907,692
Cincinnati Financial Corp.	880	78,822
Dai-ichi Life Holdings, Inc. (Japan)	87,800	1,396,049
Everest Re Group Ltd.	185	48,551
Fairfax Financial Holdings Ltd. (Canada)	284	129,709
Globe Life, Inc.	510	50,847
Hartford Financial Services Group, Inc. (The)	7,726	478,549
iA Financial Corp., Inc. (Canada)	1,567	79,623
Japan Post Holdings Co. Ltd. (Japan)	35,900	237,845
Japan Post Insurance Co. Ltd. (Japan)	83,000	1,162,505
Lincoln National Corp.	900	39,519
Loews Corp.	1,230	61,303
Manulife Financial Corp. (Canada)	13,731	215,505
Marsh & McLennan Cos., Inc.	14,877	2,220,987
Medibank Private Ltd. (Australia)	44,525	99,521
MetLife, Inc.	28,095	1,707,614
MS&AD Insurance Group Holdings, Inc. (Japan)	44,000	1,165,240
NN Group NV (Netherlands)	32,939	1,281,128
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	42,000	209,529
Poste Italiane SpA (Italy), 144A	8,170	61,724
Principal Financial Group, Inc.	1,190	85,859
Progressive Corp. (The)	20,019	2,326,408
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Reinsurance Group of America, Inc.	7,100	$893,251
RenaissanceRe Holdings Ltd. (Bermuda)	1,698	238,382
Sampo OYJ (Finland) (Class A Stock)	8,092	345,461
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,141	145,932
Sompo Holdings, Inc. (Japan)	9,600	384,109
Suncorp Group Ltd. (Australia)	17,815	114,959
Tokio Marine Holdings, Inc. (Japan)	3,000	53,319
Travelers Cos., Inc. (The)	1,200	183,840
Unum Group	9,400	364,720
W.R. Berkley Corp.	1,065	68,778
Willis Towers Watson PLC	928	186,472
Zurich Insurance Group AG (Switzerland)	2,300	916,897
		25,777,951
Interactive Media & Services — 0.8%
Alphabet, Inc. (Class A Stock)*	115,139	11,013,045
Alphabet, Inc. (Class C Stock)*	86,040	8,272,746
carsales.com Ltd. (Australia)	5,076	60,548
Match Group, Inc.*	1,390	66,373
Meta Platforms, Inc. (Class A Stock)*	48,926	6,638,280
Snap, Inc. (Class A Stock)*	4,664	45,800
Tencent Holdings Ltd. (China)	5,300	179,015
Twitter, Inc.*	3,160	138,534
		26,414,341
Internet & Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd. (China)*	13,700	136,717
Amazon.com, Inc.*	149,682	16,914,066
eBay, Inc.	2,610	96,074
Etsy, Inc.*	650	65,084
JD.com, Inc. (China), ADR(a)	1,408	70,822
JD.com, Inc. (China) (Class A Stock)	3,414	86,129
MercadoLibre, Inc. (Brazil)*	820	678,780
ZOZO, Inc. (Japan)	5,200	104,092
		18,151,764
IT Services — 0.9%
Accenture PLC (Class A Stock)	7,239	1,862,595
Adyen NV (Netherlands), 144A*	361	450,226
Akamai Technologies, Inc.*	790	63,453
Amadeus IT Group SA (Spain)*	2,404	111,456
Automatic Data Processing, Inc.	10,370	2,345,590
Broadridge Financial Solutions, Inc.	3,470	500,790
Capgemini SE (France)	6,017	963,325
Cognizant Technology Solutions Corp. (Class A Stock)	15,640	898,362
Computershare Ltd. (Australia)	54,502	869,311
Concentrix Corp.	1,300	145,119
Dlocal Ltd. (Uruguay)*(a)	9,646	197,936
DXC Technology Co.*	1,150	28,152
EPAM Systems, Inc.*	3,170	1,148,142
Fidelity National Information Services, Inc.	3,547	268,047
Fiserv, Inc.*	3,030	283,517

A7

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
FleetCor Technologies, Inc.*	320	$56,374
Fujitsu Ltd. (Japan)	1,600	175,443
Gartner, Inc.*	868	240,167
Global Payments, Inc.	1,300	140,465
Globant SA*(a)	2,419	452,546
GMO Payment Gateway, Inc. (Japan)	1,130	77,463
GoDaddy, Inc. (Class A Stock)*	12,100	857,648
International Business Machines Corp.	24,862	2,953,854
Jack Henry & Associates, Inc.	340	61,972
Mastercard, Inc. (Class A Stock)	21,716	6,174,727
Nomura Research Institute Ltd. (Japan)	4,800	117,231
NTT Data Corp. (Japan)	77,400	999,784
Obic Co. Ltd. (Japan)	1,000	134,094
Paychex, Inc.	1,490	167,193
PayPal Holdings, Inc.*	5,480	471,664
Shift4 Payments, Inc. (Class A Stock)*	1,339	59,733
Snowflake, Inc. (Class A Stock)*	351	59,656
SS&C Technologies Holdings, Inc.	10,900	520,475
TIS, Inc. (Japan)	3,000	79,649
VeriSign, Inc.*	400	69,480
Visa, Inc. (Class A Stock)	31,229	5,547,832
		29,553,471
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	2,900	188,988
Hasbro, Inc.	590	39,778
Sankyo Co. Ltd. (Japan)	4,400	133,217
Sega Sammy Holdings, Inc. (Japan)	2,900	39,497
Shimano, Inc. (Japan)	1,000	156,465
		557,945
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	11,160	1,356,498
Avantor, Inc.*	44,900	880,040
Bio-Rad Laboratories, Inc. (Class A Stock)*	100	41,714
Bio-Techne Corp.	155	44,020
Charles River Laboratories International, Inc.*	210	41,328
Danaher Corp.	7,427	1,918,320
Eurofins Scientific SE (Luxembourg)	3,571	211,990
ICON PLC*	1,547	284,308
Illumina, Inc.*	720	137,369
IQVIA Holdings, Inc.*	8,660	1,568,672
Lonza Group AG (Switzerland)	514	250,262
Mettler-Toledo International, Inc.*	109	118,169
PerkinElmer, Inc.	620	74,604
Sotera Health Co.*	14,300	97,526
Thermo Fisher Scientific, Inc.	4,425	2,244,316
Waters Corp.*	255	68,730
West Pharmaceutical Services, Inc.	325	79,976
		9,417,842
Machinery — 0.5%
Aalberts NV (Netherlands)	3,126	101,948
AGCO Corp.	10,600	1,019,402
Alfa Laval AB (Sweden)	3,915	97,080
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class A Stock)	33,956	$315,599
Atlas Copco AB (Sweden) (Class B Stock)	27,360	226,787
Caterpillar, Inc.	7,862	1,289,997
Cummins, Inc.	670	136,352
Deere & Co.	5,862	1,957,263
Dover Corp.	3,696	430,880
Epiroc AB (Sweden) (Class A Stock)	18,809	269,072
Esab Corp.(a)	14,700	490,392
FANUC Corp. (Japan)	2,600	365,077
Fortive Corp.	5,705	332,602
GEA Group AG (Germany)	10,452	338,258
Haitian International Holdings Ltd. (China)	19,000	35,955
Hitachi Construction Machinery Co. Ltd. (Japan)	57,000	1,059,331
IDEX Corp.	2,550	509,618
Illinois Tool Works, Inc.(a)	1,330	240,265
Ingersoll Rand, Inc.	1,890	81,761
Komatsu Ltd. (Japan)	13,700	249,454
MISUMI Group, Inc. (Japan)	4,200	90,436
Mitsubishi Heavy Industries Ltd. (Japan)	4,300	143,015
NGK Insulators Ltd. (Japan)	5,200	64,723
Nordson Corp.	220	46,699
OSG Corp. (Japan)	8,600	106,378
Otis Worldwide Corp.	9,857	628,877
PACCAR, Inc.	17,220	1,441,142
Parker-Hannifin Corp.(a)	6,701	1,623,719
Pentair PLC	770	31,285
SMC Corp. (Japan)	3,400	1,383,699
Snap-on, Inc.	250	50,338
Spirax-Sarco Engineering PLC (United Kingdom)	1,085	124,724
Stanley Black & Decker, Inc.	730	54,903
Timken Co. (The)	2,300	135,792
VAT Group AG (Switzerland), 144A	440	89,289
Volvo AB (Sweden) (Class B Stock)	22,500	318,397
Westinghouse Air Brake Technologies Corp.	2,475	201,341
Xylem, Inc.	890	77,750
		16,159,600
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	55	97,172
AP Moller - Maersk A/S (Denmark) (Class B Stock)	628	1,141,219
Kuehne + Nagel International AG (Switzerland)	3,343	680,742
Nippon Yusen KK (Japan)	7,200	122,212
SITC International Holdings Co. Ltd. (China)	453,000	830,772
ZIM Integrated Shipping Services Ltd. (Israel)(a)	15,500	364,250
		3,236,367

A8

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	520	$157,742
Comcast Corp. (Class A Stock)	96,991	2,844,746
Dentsu Group, Inc. (Japan)	10,000	284,275
DISH Network Corp. (Class A Stock)*(a)	1,560	21,575
Fox Corp. (Class A Stock)	8,430	258,632
Fox Corp. (Class B Stock)	870	24,795
Informa PLC (United Kingdom)	15,782	90,208
Interpublic Group of Cos., Inc. (The)	2,080	53,248
News Corp. (Class A Stock)	2,170	32,789
News Corp. (Class B Stock)	830	12,799
Omnicom Group, Inc.	930	58,674
Paramount Global (Class B Stock)(a)	2,680	51,027
Publicis Groupe SA (France)	21,418	1,014,842
WPP PLC (United Kingdom)	121,874	1,006,094
		5,911,446
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)	60,511	1,204,067
Barrick Gold Corp. (Canada)	13,501	209,266
BHP Group Ltd. (Australia)	68,522	1,703,329
BlueScope Steel Ltd. (Australia)	126,325	1,226,824
Fortescue Metals Group Ltd. (Australia)	61,973	665,302
Freeport-McMoRan, Inc.	6,780	185,297
Glencore PLC (Australia)	210,571	1,106,554
Newmont Corp.	3,760	158,033
Nippon Steel Corp. (Japan)	12,000	166,539
Norsk Hydro ASA (Norway)	22,350	119,928
Nucor Corp.	1,270	135,877
Rio Tinto Ltd. (Australia)	6,312	381,828
Rio Tinto PLC (Australia)	7,627	412,666
South32 Ltd. (Australia)	62,436	148,217
Steel Dynamics, Inc.	12,400	879,780
Sumitomo Metal Mining Co. Ltd. (Japan)	3,700	106,029
		8,809,536
Multiline Retail — 0.1%
Dollar General Corp.	14,697	3,525,222
Dollar Tree, Inc.*	990	134,739
Dollarama, Inc. (Canada)	1,091	62,632
Macy’s, Inc.	50,400	789,768
Target Corp.	2,200	326,458
		4,838,819
Multi-Utilities — 0.3%
Ameren Corp.	4,434	357,159
CenterPoint Energy, Inc.	59,998	1,690,744
CMS Energy Corp.	20,238	1,178,661
Consolidated Edison, Inc.	1,680	144,077
Dominion Energy, Inc.	15,126	1,045,358
DTE Energy Co.	14,068	1,618,523
E.ON SE (Germany)	207,412	1,593,499
Engie SA (France)	78,694	905,759
NiSource, Inc.	1,930	48,617
Public Service Enterprise Group, Inc.	4,652	261,582
	Shares	Value

Common Stocks (continued)
Multi-Utilities (cont’d.)
Sempra Energy	12,080	$1,811,275
WEC Energy Group, Inc.	1,490	133,251
		10,788,505
Oil, Gas & Consumable Fuels — 1.2%
Antero Resources Corp.*	8,600	262,558
APA Corp.	1,630	55,730
BP PLC (United Kingdom)	250,321	1,196,132
Canadian Natural Resources Ltd. (Canada)	801	37,285
Cenovus Energy, Inc. (Canada)	7,634	117,272
Cheniere Energy, Inc.	10,865	1,802,612
Chevron Corp.	43,595	6,263,294
China Petroleum & Chemical Corp. (China) (Class H Stock)	378,000	161,416
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	43,000	127,953
ConocoPhillips	47,589	4,870,258
Coterra Energy, Inc.	3,770	98,472
Devon Energy Corp.	5,130	308,467
Diamondback Energy, Inc.	4,296	517,496
Enbridge, Inc. (Canada)(a)	19,442	721,298
Eni SpA (Italy)	128,088	1,361,409
EOG Resources, Inc.	7,137	797,417
EQT Corp.	1,700	69,275
Equinor ASA (Norway)	51,159	1,687,159
Exxon Mobil Corp.	74,997	6,547,988
Hess Corp.	4,095	446,314
Inpex Corp. (Japan)	150,100	1,399,996
Kinder Morgan, Inc.(a)	9,410	156,582
LUKOIL PJSC (Russia), ADR^	3,042	—
Marathon Oil Corp.	3,220	72,708
Marathon Petroleum Corp.	8,760	870,131
New Fortress Energy, Inc.(a)	13,800	603,198
Occidental Petroleum Corp.	3,530	216,919
ONEOK, Inc.	2,120	108,629
Ovintiv, Inc.	15,800	726,800
PDC Energy, Inc.	1,699	98,185
Phillips 66	2,360	190,499
Pioneer Natural Resources Co.(a)	8,521	1,845,052
Repsol SA (Spain)	24,039	276,214
Shell PLC (Netherlands)	95,844	2,377,691
Suncor Energy, Inc. (Canada)	8,409	236,805
TotalEnergies SE (France)(a)	33,008	1,548,557
Valero Energy Corp.	21,137	2,258,488
Williams Cos., Inc. (The)	42,766	1,224,391
		41,660,650
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	10,024	127,339
Personal Products — 0.1%
Amorepacific Corp. (South Korea)	1,123	79,182
Coty, Inc. (Class A Stock)*(a)	25,000	158,000
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,100	237,490
Haleon PLC (United Kingdom)*	73,288	228,509

A9

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Personal Products (cont’d.)
Kao Corp. (Japan)	7,500	$305,178
L’Oreal SA (France)	5,413	1,730,764
Unilever PLC (United Kingdom)	52,947	2,326,483
		5,065,606
Pharmaceuticals — 1.5%
Astellas Pharma, Inc. (Japan)	23,600	312,636
AstraZeneca PLC (United Kingdom)	16,742	1,840,439
AstraZeneca PLC (United Kingdom), ADR	20,679	1,134,036
Bayer AG (Germany)	26,776	1,233,692
Bristol-Myers Squibb Co.	106,487	7,570,161
Catalent, Inc.*	890	64,400
Chugai Pharmaceutical Co. Ltd. (Japan)	11,600	289,804
Eisai Co. Ltd. (Japan)	3,700	198,539
Eli Lilly & Co.	17,802	5,756,277
GSK PLC	117,433	1,696,051
Ipsen SA (France)	14,535	1,345,216
Jazz Pharmaceuticals PLC*	6,700	893,043
Johnson & Johnson	37,278	6,089,734
Kalbe Farma Tbk PT (Indonesia)	377,700	45,303
Kyowa Kirin Co. Ltd. (Japan)	3,400	78,173
Merck & Co., Inc.	46,286	3,986,150
Merck KGaA (Germany)	1,787	289,281
Novartis AG (Switzerland)	30,098	2,294,581
Novo Nordisk A/S (Denmark), ADR	675	67,250
Novo Nordisk A/S (Denmark) (Class B Stock)	35,122	3,498,777
Ono Pharmaceutical Co. Ltd. (Japan)	14,300	334,030
Organon & Co.	1,490	34,866
Pfizer, Inc.	117,327	5,134,229
Roche Holding AG	14,907	4,852,717
Sanofi (France)	30,825	2,347,216
Santen Pharmaceutical Co. Ltd. (Japan)	24,200	162,659
Shionogi & Co. Ltd. (Japan)	3,900	188,347
Takeda Pharmaceutical Co. Ltd. (Japan)	21,500	558,308
Viatris, Inc.	6,080	51,802
Zoetis, Inc.	2,220	329,204
		52,676,921
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	6,399	590,948
CoStar Group, Inc.*	24,010	1,672,297
Equifax, Inc.	580	99,430
Experian PLC (United Kingdom)	2,998	87,759
Jacobs Solutions, Inc.	630	68,349
KBR, Inc.	2,997	129,530
Leidos Holdings, Inc.	7,375	645,091
Nielsen Holdings PLC	1,710	47,401
Persol Holdings Co. Ltd. (Japan)	6,900	127,639
Randstad NV (Netherlands)	1,618	69,834
Robert Half International, Inc.	530	40,545
Verisk Analytics, Inc.	710	121,076
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Wolters Kluwer NV (Netherlands)	17,876	$1,740,651
		5,440,550
Real Estate Management & Development — 0.0%
Capitaland India Trust (Singapore), UTS	65,000	47,341
Capitaland Investment Ltd. (Singapore)	36,000	86,611
CBRE Group, Inc. (Class A Stock)*	1,600	108,016
City Developments Ltd. (Singapore)	19,600	103,294
CK Asset Holdings Ltd. (Hong Kong)	140,500	843,476
Daito Trust Construction Co. Ltd. (Japan)	800	74,834
Emaar Properties PJSC (United Arab Emirates)	66,378	104,156
LEG Immobilien SE (Germany)	1,568	93,593
New World Development Co. Ltd. (Hong Kong)	23,000	65,322
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	22,000	99,735
		1,626,378
Road & Rail — 0.2%
CSX Corp.	10,160	270,662
J.B. Hunt Transport Services, Inc.	771	120,600
Norfolk Southern Corp.	5,205	1,091,228
Old Dominion Freight Line, Inc.	400	99,508
Ryder System, Inc.	8,800	664,312
Sankyu, Inc. (Japan)	3,700	107,452
TFI International, Inc. (Canada)(a)	3,424	309,804
Uber Technologies, Inc.*	9,066	240,249
Union Pacific Corp.	16,600	3,234,012
XPO Logistics, Inc.*(a)	18,700	832,524
		6,970,351
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.*	16,824	1,065,969
Advantest Corp. (Japan)	2,800	129,306
Analog Devices, Inc.	5,740	799,812
Applied Materials, Inc.	13,220	1,083,115
ASML Holding NV (Netherlands) (XAMS)	5,281	2,187,808
ASML Holding NV (Netherlands) (XNGS)	282	117,129
Broadcom, Inc.	10,150	4,506,701
Cirrus Logic, Inc.*	5,600	385,280
Enphase Energy, Inc.*	7,121	1,975,864
First Solar, Inc.*	1,000	132,270
Infineon Technologies AG (Germany)	19,992	437,506
Intel Corp.	96,180	2,478,558
KLA Corp.	670	202,762
Lam Research Corp.	966	353,556
Lattice Semiconductor Corp.*	17,700	871,017
Microchip Technology, Inc.	24,510	1,495,845
Micron Technology, Inc.	21,030	1,053,603
MKS Instruments, Inc.	6,200	512,368
Monolithic Power Systems, Inc.	195	70,863

A10

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Novatek Microelectronics Corp. (Taiwan)	7,000	$47,909
NVIDIA Corp.	30,221	3,668,527
NXP Semiconductors NV (China)	11,290	1,665,388
ON Semiconductor Corp.*	2,050	127,776
Qorvo, Inc.*	480	38,117
QUALCOMM, Inc.	25,675	2,900,761
Rohm Co. Ltd. (Japan)	4,300	281,806
Skyworks Solutions, Inc.	810	69,069
SolarEdge Technologies, Inc.*	230	53,236
STMicroelectronics NV (Singapore)	19,118	594,135
SUMCO Corp. (Japan)	5,300	61,750
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	10,265	703,768
Teradyne, Inc.	3,415	256,637
Texas Instruments, Inc.	10,297	1,593,770
		31,921,981
Software — 1.6%
Adobe, Inc.*	10,420	2,867,584
ANSYS, Inc.*	410	90,897
Atlassian Corp. PLC (Class A Stock)*	2,841	598,286
Autodesk, Inc.*	6,690	1,249,692
Cadence Design Systems, Inc.*	10,400	1,699,672
Ceridian HCM Holding, Inc.*	780	43,586
Check Point Software Technologies Ltd. (Israel)*	1,664	186,401
Citrix Systems, Inc.	590	61,360
Constellation Software, Inc. (Canada)	169	235,156
Crowdstrike Holdings, Inc. (Class A Stock)*	7,800	1,285,518
CyberArk Software Ltd.*	2,148	322,071
Dassault Systemes SE (France)	70,994	2,451,073
Fortinet, Inc.*	3,085	151,566
Intuit, Inc.	1,735	672,000
Microsoft Corp.	136,586	31,810,879
NortonLifeLock, Inc.	2,810	56,593
Oracle Corp.	26,400	1,612,248
Paycom Software, Inc.*	4,540	1,498,155
Paylocity Holding Corp.*	1,900	459,002
PTC, Inc.*	500	52,300
Roper Technologies, Inc.	3,085	1,109,489
Salesforce, Inc.*	13,749	1,977,656
SAP SE (Germany)	2,267	184,750
ServiceNow, Inc.*	955	360,618
Smartsheet, Inc. (Class A Stock)*	1,741	59,821
Synopsys, Inc.*	6,325	1,932,351
Trend Micro, Inc. (Japan)	1,800	96,953
Tyler Technologies, Inc.*	175	60,813
WiseTech Global Ltd. (Australia)	2,500	81,681
		53,268,171
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	1,625	254,052
AutoNation, Inc.*	2,200	224,114
AutoZone, Inc.*	112	239,896
Bath & Body Works, Inc.	9,640	314,264
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Best Buy Co., Inc.	3,204	$202,941
CarMax, Inc.*(a)	790	52,156
Chow Tai Fook Jewellery Group Ltd. (China)	517,800	973,142
Fast Retailing Co. Ltd. (Japan)	900	476,950
Home Depot, Inc. (The)	16,405	4,526,796
Industria de Diseno Textil SA (Spain)	44,926	927,122
JD Sports Fashion PLC (United Kingdom)	741,932	817,371
Lithia Motors, Inc.	2,500	536,375
Lowe’s Cos., Inc.	10,913	2,049,570
O’Reilly Automotive, Inc.*	936	658,336
Penske Automotive Group, Inc.(a)	5,800	570,894
Ross Stores, Inc.	1,620	136,517
TJX Cos., Inc. (The)	19,566	1,215,440
Tractor Supply Co.	520	96,658
Ulta Beauty, Inc.*	2,840	1,139,379
USS Co. Ltd. (Japan)	12,200	188,418
		15,600,391
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	255,911	35,366,900
Brother Industries Ltd. (Japan)	19,600	338,621
Dell Technologies, Inc. (Class C Stock)	21,800	744,906
Hewlett Packard Enterprise Co.	25,670	307,527
HP, Inc.	4,320	107,654
NetApp, Inc.	1,090	67,416
Pure Storage, Inc. (Class A Stock)*	36,100	988,057
Samsung Electronics Co. Ltd. (South Korea)	6,416	235,591
Seagate Technology Holdings PLC(a)	3,339	177,735
Seiko Epson Corp. (Japan)	5,000	68,272
Western Digital Corp.*	1,730	56,312
		38,458,991
Textiles, Apparel & Luxury Goods — 0.3%
Brunello Cucinelli SpA (Italy)	4,407	213,128
Burberry Group PLC (United Kingdom)	9,247	184,713
Capri Holdings Ltd.*	5,400	207,576
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	23,914	2,257,372
Deckers Outdoor Corp.*	1,000	312,610
Hermes International (France)	1,184	1,392,527
Lululemon Athletica, Inc.*	4,203	1,174,991
LVMH Moet Hennessy Louis Vuitton SE (France)	6,677	3,936,591
Moncler SpA (Italy)	2,772	113,166
NIKE, Inc. (Class B Stock)	12,121	1,007,497
PVH Corp.	10,900	488,320
Ralph Lauren Corp.(a)	884	75,078
Tapestry, Inc.	1,420	40,371
VF Corp.	1,540	46,061
		11,450,001
Tobacco — 0.2%
Altria Group, Inc.	8,540	344,845

A11

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
British American Tobacco PLC (United Kingdom)	69,508	$2,492,385
Imperial Brands PLC (United Kingdom)	21,294	437,866
Japan Tobacco, Inc. (Japan)	86,500	1,421,434
Philip Morris International, Inc.	32,871	2,728,622
		7,425,152
Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	9,956	447,122
Brenntag SE (Germany)	5,234	316,406
Bunzl PLC (United Kingdom)	5,712	174,519
Core & Main, Inc. (Class A Stock)*	2,791	63,467
Fastenal Co.	2,720	125,229
Howden Joinery Group PLC (United Kingdom)	18,444	103,038
IMCD NV (Netherlands)	962	114,056
Marubeni Corp. (Japan)	165,600	1,444,942
Mitsubishi Corp. (Japan)	17,300	473,159
Mitsui & Co. Ltd. (Japan)	76,600	1,630,031
Sumitomo Corp. (Japan)	112,900	1,394,809
Toromont Industries Ltd. (Canada)	2,173	151,269
United Rentals, Inc.*	330	89,140
Univar Solutions, Inc.*	28,100	638,994
W.W. Grainger, Inc.	510	249,487
WESCO International, Inc.*	8,200	978,916
		8,394,584
Water Utilities — 0.0%
American Water Works Co., Inc.	850	110,636
Essential Utilities, Inc.	12,000	496,560
		607,196
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	8,900	260,203
Rogers Communications, Inc. (Canada) (Class B Stock)	11,973	461,439
SoftBank Group Corp. (Japan)	38,900	1,318,364
T-Mobile US, Inc.*	9,450	1,267,907
Vodafone Group PLC (United Kingdom)	102,806	115,061
		3,422,974

Total Common Stocks (cost $967,791,803)		809,126,166
Exchange-Traded Funds — 2.8%
iShares Core S&P 500 ETF(a)	8,525	3,057,491
iShares Core U.S. Aggregate Bond ETF	245,844	23,684,611
iShares iBoxx $ Investment Grade Corporate Bond ETF	205,406	21,043,845
iShares MSCI EAFE ETF	101,600	5,690,616
iShares Russell 1000 Growth ETF	81,970	17,246,488
iShares Russell 1000 Value ETF	65,080	8,850,229
SPDR S&P 500 ETF Trust	12,050	4,304,019
	Shares	Value

Exchange-Traded Funds (continued)
Vanguard Total Bond Market ETF	175,344	$12,507,288

Total Exchange-Traded Funds (cost $107,057,692)		96,384,587
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	1,212	97,995
Porsche Automobil Holding SE (Germany) (PRFC)	9,366	527,710
Volkswagen AG (Germany) (PRFC)	2,800	342,137
		967,842
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	2,221	768,254
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	34,300	155,402

Total Preferred Stocks (cost $2,363,107)		1,891,498

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 12.6%
Automobiles — 0.3%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		160	158,574
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		543	532,315
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		863	822,927
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24		136	135,646
Series 2021-01A, Class B
0.500%	02/18/25		97	96,479
Series 2021-03A, Class D
1.550%	06/15/27		1,000	915,831
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25		161	160,665
Series 2021-01, Class A, 144A
0.310%	06/16/25		357	354,175
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	332,425
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		155	136,713
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		451	432,019

A12

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24		73	$72,937
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		175	168,632
Series 2021-03, Class D, 144A
1.009%	02/26/29		173	163,726
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		420	399,001
Santander Drive Auto Receivables Trust,
Series 2021-01, Class D
1.130%	11/16/26		340	325,134
Series 2021-02, Class D
1.350%	07/15/27		185	174,329
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		760	756,813
Series 2020-03A, Class A2, 144A
0.560%	05/15/24		11	11,308
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		253	249,924
Series 2021-02A, Class B, 144A
0.620%	07/15/26		335	323,523
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
3.273%(c)	08/20/29		1,327	1,316,269
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	271,766
				8,311,131
Collateralized Loan Obligations — 12.1%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
4.100%(c)	04/20/32		4,288	4,204,969
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.883%(c)	10/25/33		4,260	4,132,318
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.612%(c)	07/15/31		1,429	1,385,530
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.920%(c)	10/20/34		7,500	7,174,065
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.015%(c)	04/25/34	EUR	2,357	2,157,272
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	7,862	$7,380,098
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.383%(c)	07/25/34		1,483	1,405,325
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32		7,515	7,266,873
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.522%(c)	10/15/33		780	756,011
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.810%(c)	01/20/34		10,450	10,059,759
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
4.012%(c)	05/17/31		1,429	1,397,115
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.682%(c)	10/15/34		21,950	21,052,706
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
4.104%(c)	08/20/32		21,500	20,860,981
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.710%(c)	10/20/30		6,000	5,891,088
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,859	2,717,396
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	12,235	11,119,693
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	01/20/35		1,780	1,711,168
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	07/20/34		3,432	3,298,966
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.740%(c)	04/18/31		967	943,022
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.750%(c)	04/20/31		2,002	1,954,257

A13

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	07/15/34		3,715	$3,556,675
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
1.383%(c)	08/26/32	EUR	10,250	9,614,205
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	07/15/29		623	615,101
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.632%(c)	07/15/31		2,859	2,789,407
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		15,000	14,370,343
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.752%(c)	04/15/33		1,290	1,252,867
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.916%(c)	10/29/29		328	323,751
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.522%(c)	04/15/31		4,288	4,174,793
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	04/15/34		2,859	2,746,479
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	10/20/31		2,286	2,215,674
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
4.056%(c)	04/15/33		2,859	2,754,198
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.045%(c)	04/25/34	EUR	1,429	1,308,749
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.832%(c)	02/05/31		380	372,123
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.878%(c)	10/19/28		1,058	1,042,998
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
3.792%(c)	04/21/31		1,612	1,576,905
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	3,432	$3,246,903
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.933%(c)	04/25/30		686	675,061
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		11,875	11,373,610
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.760%(c)	10/17/31		2,570	2,492,398
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.880%(c)	10/20/34		22,750	21,867,289
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.592%(c)	10/15/32		2,680	2,586,816
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.262%(c)	04/15/29		1,723	1,685,881
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.903%(c)	04/25/32		2,002	1,951,996
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.880%(c)	01/18/34		12,500	12,087,579
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.540%(c)	01/18/28		859	847,205
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34		21,500	20,613,136
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.423%(c)	10/12/30		2,286	2,246,604
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.632%(c)	07/15/31		2,859	2,782,484
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.805%(c)	10/13/27		317	310,488
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.869%(c)	04/22/30		21,250	20,700,441

A14

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.732%(c)	10/15/34	5,000	$4,795,803
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.846%(c)	04/26/31	4,320	4,227,862
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.820%(c)	04/17/31	7,041	6,858,681
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.750%(c)	07/17/29	2,193	2,168,899
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.810%(c)	10/20/31	10,000	9,716,683
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.032%(c)	10/30/30	3,620	3,567,824
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.532%(c)	04/15/31	1,358	1,321,065
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.870%(c)	01/17/31	1,146	1,126,441
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.840%(c)	07/16/31	1,713	1,666,436
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.560%(c)	07/20/34	806	767,958
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.692%(c)	10/15/34	7,500	7,178,215
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.662%(c)	07/15/31	2,859	2,781,107
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.870%(c)	10/20/31	4,288	4,162,675
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	10/20/34	7,500	7,214,581
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.893%(c)	04/25/31	4,288	4,203,878
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.836%(c)	01/26/31		1,146	$1,118,366
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29		914	901,248
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.852%(c)	01/17/32	EUR	10,000	9,351,427
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.975%(c)	04/25/30	EUR	1,003	958,339
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
1.101%(c)	02/20/30	EUR	5,701	5,450,822
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
3.700%(c)	04/16/31		396	386,654
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.986%(c)	10/29/34		5,810	5,548,182
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
3.757%(c)	10/20/32		12,500	12,130,570
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.963%(c)	07/25/34		2,859	2,732,182
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.980%(c)	01/17/30		1,776	1,750,977
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.993%(c)	04/23/32		3,400	3,314,858
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	04/15/33		863	831,895
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.890%(c)	01/17/31		1,584	1,547,535
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	07/17/31		2,504	2,436,590
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.880%(c)	07/20/32		3,959	3,824,447

A15

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.913%(c)	07/24/32	21,500	$20,820,585
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34	4,020	3,853,755
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29	1,387	1,368,879
			411,136,190
Consumer Loans — 0.2%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	447	433,638
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	796	767,007
Series 2022-X01, Class A, 144A
1.750%	02/15/27	294	286,793
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	163	154,559
Series 2022-A, Class A, 144A
1.710%	02/20/35	1,300	1,216,612
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	300	291,842
Series 2021-01A, Class A, 144A
1.900%	11/20/31	250	210,040
Series 2021-02A, Class C, 144A
3.090%	04/20/32	200	151,722
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	280	275,478
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	264,111
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	135	134,085
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	200	186,643
Series 2021-01, Class C, 144A
1.610%	09/25/30	200	180,867
Series 2021-01, Class D, 144A
2.040%	09/25/30	200	179,214
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	683	654,720
			5,387,331
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
3.372%(c)	11/15/28	GBP	105	$116,417
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		260	238,524
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	05/25/34		24	22,571
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
4.584%(c)	03/25/43		13	12,475
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.784%(c)	09/25/34		21	19,117
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	08/25/33		22	21,600
				75,763
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		79	77,877
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
5.884%(c)	06/25/24		580	537,404
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.684%(c)	02/25/34		6	5,267
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.864%(c)	10/25/34		17	15,882
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.134%(c)	11/25/34		10	10,114
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.468%(c)	11/25/60	EUR	348	320,170

A16

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
4.929%(c)	01/25/35	17	$16,508
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.384%(c)	09/25/34	52	49,898
			417,839
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	23	22,896
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	155	146,693
Series 2019-D, Class 1PT, 144A
3.085%(cc)	01/16/46	245	229,050
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	224	203,933
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	112	104,963
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	198	184,411
			891,946

Total Asset-Backed Securities (cost $453,808,224)			427,190,422
Commercial Mortgage-Backed Securities — 0.8%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	300	288,583
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	400	381,634
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	105,176
Series 2018-BN13, Class A4
3.953%	08/15/61	425	396,196
Series 2019-BN20, Class A2
2.758%	09/15/62	545	468,677
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	375	323,190
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.968%(c)	09/15/38	1,200	1,135,833
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.518%(c)	09/15/38	300	279,936
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
5.168%(c)	09/15/38		600	$560,565
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		1,050	890,517
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		340	307,941
Series 2019-CD08, Class A3
2.657%	08/15/57		940	800,104
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		367	334,045
Series 2016-C07, Class A2
3.585%	12/10/54		337	314,895
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		770	730,413
Series 2017-C04, Class A3
3.209%	10/12/50		370	338,398
Series 2019-GC41, Class A4
2.620%	08/10/56		375	316,033
Commercial Mortgage Trust,
Series 2014-UBS04, Class A3
3.430%	08/10/47		80	79,734
Series 2014-UBS06, Class A4
3.378%	12/10/47		283	270,470
Series 2015-LC21, Class A3
3.445%	07/10/48		613	585,690
Series 2015-LC23, Class A3
3.521%	10/10/48		510	485,702
Series 2016-COR01, Class A3
2.826%	10/10/49		445	405,289
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		125	113,463
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	259,502
Series 2018-CX12, Class A3
3.959%	08/15/51		265	248,977
Series 2019-C17, Class A4
2.763%	09/15/52		145	123,221
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
3.899%(c)	08/07/30	GBP	1,520	1,617,973
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		425	386,990
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		195	156,462
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.835%(cc)	09/25/24		161	1,654

A17

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K052, Class X1, IO
0.773%(cc)	11/25/25	13,069	$209,782
Series K055, Class X1, IO
1.482%(cc)	03/25/26	3,078	115,488
Series K097, Class X1, IO
1.218%(cc)	07/25/29	1,540	90,914
Series K131, Class X1, IO
0.830%(cc)	07/25/31	15,085	751,414
Series K736, Class X1, IO
1.414%(cc)	07/25/26	220	8,502
Series K741, Class X1, IO
0.656%(cc)	12/25/27	215	5,226
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
4.918%(c)	10/15/36	360	335,008
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
6.368%(c)	10/15/36	560	518,011
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	204	195,621
Series 2019-GC42, Class A3
2.749%	09/01/52	835	713,023
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	798	766,436
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
5.458%(c)	06/15/38	1,150	1,068,308
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
6.208%(c)	06/15/38	1,025	953,133
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
5.185%(c)	03/15/39	400	387,932
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
5.635%(c)	03/15/39	1,050	1,015,794
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A3
2.834%	05/15/46	393	389,217
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	190	175,352
Series 2019-H07, Class A3
3.005%	07/15/52	65	56,091
Series 2021-L05, Class A4
2.728%	05/15/54	155	128,324
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
4.766%(c)	10/15/36	1,919	1,719,033
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
4.061%(c)	08/17/31	GBP	1,812	$1,864,188
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		435	403,107
Series 2019-C16, Class A3
3.344%	04/15/52		375	332,142
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46		216	214,694
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		87	85,200
Series 2017-C38, Class A4
3.190%	07/15/50		351	320,817
Series 2017-C41, Class A3
3.210%	11/15/50		565	511,721
Series 2019-C49, Class A3
3.749%	03/15/52		495	467,759
Series 2019-C52, Class A4
2.643%	08/15/52		240	205,428

Total Commercial Mortgage-Backed Securities (cost $30,897,001)				26,714,928
Corporate Bonds — 9.8%
Aerospace & Defense — 0.2%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	238	205,334
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		373	331,136
3.625%	02/01/31		970	804,172
5.705%	05/01/40		50	43,648
5.805%	05/01/50		40	34,808
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)		170	155,550
7.500%	03/15/25		622	604,826
7.875%	04/15/27(a)		3,133	2,882,360
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32(a)		350	323,883
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		143	133,863
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		280	220,675
				5,740,255

A18

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture — 0.1%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		840	$799,122
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	1,395	1,155,219
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,145	2,579,572
				4,533,913
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		100	93,750
5.750%	04/20/29		115	100,337
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,940	1,730,935
4.625%	04/15/29		465	386,135
				2,311,157
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		30	26,944
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		260	204,121
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		2,585	2,419,232
				2,650,297
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		925	666,241
4.750%	01/15/43		472	313,844
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		1,930	1,926,823
4.000%	11/13/30		500	390,000
4.375%	08/06/23		200	197,320
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		589	586,510
6.250%	10/02/43		770	670,228
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		930	754,692
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,637	1,549,846
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		275	196,571
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25		295	$288,253
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	800	755,484
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,200	948,589
				9,244,401
Auto Parts & Equipment — 0.1%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,400	598,098
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		135	128,317
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		540	396,969
4.500%	02/15/32		450	325,920
5.625%	06/15/28(a)		625	520,753
				1,970,057
Banks — 1.4%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	700	422,620
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	729,932
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		400	361,139
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		1,305	1,077,375
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		240	194,350
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		790	604,832
2.972%(ff)	02/04/33		20	15,668
4.827%(ff)	07/22/26		365	356,378
5.015%(ff)	07/22/33		115	106,984
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		532	436,673
3.194%(ff)	07/23/30		417	351,209
3.970%(ff)	03/05/29		1,085	978,914
Sub. Notes
2.482%(ff)	09/21/36		235	170,022
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
3.450%	04/11/25		345	330,104

A19

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
0.577%(ff)	08/09/29	EUR	200	$150,138
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	173,122
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		475	372,081
2.591%(ff)	01/20/28		930	800,147
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	400	301,700
2.125%(ff)	01/23/27	EUR	1,400	1,276,420
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,172	1,017,544
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	300	276,997
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,300	183,875
Unsec’d. Notes
4.200%	01/19/27	CNH	1,000	147,068
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		605	501,379
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		150	120,548
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	514,719
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33		5	3,943
3.980%(ff)	03/20/30		118	104,757
4.075%(ff)	04/23/29		1,980	1,793,151
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		390	347,677
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30	EUR	600	465,650
0.125%	12/01/31	EUR	2,300	1,720,717
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	232,014
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	300	227,479
Sr. Unsec’d. Notes, 144A
6.537%(ff)	08/12/33		285	256,055
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	470	274,832
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,630	1,519,887
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		585	479,299
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,400	$1,171,583
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	135,864
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	515,957
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	600	377,266
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.400%	08/18/25	CNH	1,320	181,313
3.500%	07/02/25	CNH	2,200	305,294
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)		125	116,322
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		535	425,138
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,525	1,128,185
2.650%(ff)	10/21/32		365	279,654
3.375%	03/27/25	EUR	1,371	1,336,649
4.482%(ff)	08/23/28		380	356,934
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	1,395	1,265,540
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	600	464,221
3.869%(ff)	03/28/26		390	369,230
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,305	1,135,205
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	675	651,431
2.069%(ff)	06/01/29		1,240	1,006,671
2.545%(ff)	11/08/32		650	494,122
2.580%(ff)	04/22/32		636	492,202
4.851%(ff)	07/25/28		365	350,210
4.912%(ff)	07/25/33		125	115,441
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,080	1,008,613
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,209	861,711
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	533,380
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25(a)		425	412,658
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	56,207
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		700	566,693

A20

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	$173,882
3.622%(ff)	04/01/31		83	71,458
Sub. Notes
2.484%(ff)	09/16/36		550	394,113
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	875	861,513
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	4,940	4,319,539
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.625%	09/22/25		250	225,203
3.800%	06/17/25	CNH	1,000	138,455
Gtd. Notes, MTN
4.900%	02/01/28	AUD	460	287,582
Shinhan Bank Co. Ltd. (South Korea),
Sub. Notes, 144A, MTN
4.375%	04/13/32		200	178,598
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		200	146,005
3.337%(ff)	01/21/33		270	201,564
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,400	1,165,002
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.450%	01/10/25		400	368,986
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		1,350	1,017,370
Sub. Notes
4.967%(ff)	07/22/33		280	262,665
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		835	620,213
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,675	1,436,275
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	440	401,257
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		835	687,374
				48,468,147
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		895	806,883
4.900%	02/01/46		420	364,009
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48		180	145,887
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
4.600%	06/01/60	150	$119,218
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30(a)	80	68,400
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28	225	212,872
3.900%	07/18/32	75	69,386
4.200%	07/18/52	15	13,283
			1,799,938
Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	68	45,104
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31	220	162,085
			207,189
Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	1,138	977,953
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31	21	16,300
3.200%	07/15/51	169	105,957
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	250	191,250
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	2,585	2,103,765
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	1,400	1,070,424
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	60	52,794
6.500%	03/15/27	355	341,753
			4,860,196
Chemicals — 0.0%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51	30	19,160
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	35	33,086
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	100	74,256
			126,502

A21

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,205	$781,856
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,041,900
APRR SA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	01/25/30	EUR	100	85,232
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	364,407
4.250%	09/25/30	GBP	500	520,696
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	353,990
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	3,510	2,607,828
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		282	186,746
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29		290	250,873
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27		450	404,003
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,079,598
3.875%	02/15/31(a)		116	94,433
4.875%	01/15/28		815	747,744
5.250%	01/15/30		2,585	2,339,176
				10,858,482
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		188	117,814
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		250	227,182
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,070	1,643,526
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		320	270,032
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		226	213,428
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	3,286	$2,960,941
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
3.250%	06/15/27		1,645	1,559,002
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	3,092	2,687,803
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		77	50,260
4.600%	03/15/33		170	158,460
4.950%	06/15/52		95	84,212
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		586	425,070
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		2,850	2,434,251
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.999%	01/22/32		505	382,057
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		1,740	1,576,146
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26(a)		3,060	2,779,463
8.250%	10/01/23		974	987,445
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	3,087	2,844,053
Gtd. Notes, 144A
1.250%	09/27/30		2,328	1,822,968
1.850%	05/03/32	EUR	1,425	1,214,975
2.000%	04/16/31		3,414	2,802,272
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	3,458	2,860,119
0.900%	05/20/41	EUR	1,032	662,687
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	474,074
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	386,140
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28		1,841	1,559,745
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	800	714,175
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	120	107,858
				32,017,636

A22

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 0.9%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		25	$21,538
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	863,522
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		610	479,670
4.500%	02/15/28		1,315	1,151,446
5.250%	06/01/26		195	183,810
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		45	36,747
5.000%	02/01/31		630	503,661
5.125%	03/15/28(a)		3,165	2,736,907
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		898	691,152
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		55	36,543
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		250	191,251
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		200	110,472
4.200%	09/01/52		160	132,993
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		684	641,183
Sr. Unsec’d. Notes, 144A
2.450%	01/15/23		1,725	1,715,248
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		155	145,980
4.500%	08/15/32		195	176,369
5.000%	08/15/52		50	42,709
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	745	535,824
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	839,121
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,000	870,938
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		375	306,877
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	66,726
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	748,607
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		750	$802,875
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		55	53,645
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	235	183,867
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		103	60,757
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23(a)		1,700	1,672,818
2.750%	11/01/29		216	181,684
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.783%	09/16/52		105	99,606
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,330	1,233,335
Gtd. Notes, 144A
3.375%	02/15/29		170	137,801
3.625%	02/15/31(a)		1,630	1,272,662
3.875%	02/15/32		55	43,002
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		115	107,262
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	900	808,890
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
4.950%	09/15/52		60	56,591
Pacific Gas & Electric Co.,
Sr. Sec’d. Notes
3.250%	06/01/31		240	182,847
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	351,685
2.875%	10/25/25	EUR	200	186,124
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		275	213,537
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		270	257,116
3.700%	04/01/29		20	17,871
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		201	172,613
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,050	918,067
8.000%(ff)	10/15/26(oo)		3,350	3,079,724

A23

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)		5,810	$5,245,780
5.500%	09/01/26		20	18,680
5.625%	02/15/27		20	18,730
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		465	442,935
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		192	136,315
				31,186,113
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	78,888
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,165	815,687
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	2,700	1,722,209
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	1,395	1,260,563
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	709	568,596
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	345,290
				4,712,345
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		600	460,278
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,450	978,412
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25(a)		410	388,304
3.755%	03/15/27		390	350,038
5.050%	03/15/42		630	471,551
5.141%	03/15/52		530	385,129
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	37,173
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)		40	39,301
				3,110,186
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods — 0.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		216	$190,386
3.500%	02/15/23		245	242,820
3.500%	03/15/29		60	48,450
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		825	668,193
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	5,245	4,403,729
4.500%	02/16/26	GBP	220	188,624
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	1,564,484
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,372	933,249
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		810	748,237
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		90	70,109
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		770	651,098
4.375%	01/31/32		770	638,181
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	4,600	3,972,283
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	460	413,201
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		5	4,861
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		625	503,125
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	180,663
				15,421,693
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		220	171,600
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,056	950,443
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		372	314,063

A24

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	$183,092
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	900	638,755
				2,086,353
Healthcare-Products — 0.3%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	5,790	5,157,082
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	317	282,049
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23(a)		425	405,705
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	275	219,889
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	355	298,877
2.650%	06/01/30		73	60,761
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51		140	89,274
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	420	347,929
0.750%	09/18/31	EUR	100	75,423
3.250%	11/15/39		165	124,834
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,275	1,023,881
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		875	660,615
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	400	315,446
				9,061,765
Healthcare-Services — 0.4%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		193	150,068
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		779	620,858
3.910%	10/01/50		60	42,763
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,815	2,170,895
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		268	192,778
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.550%	05/15/52		45	$38,076
4.625%	05/15/42		109	94,250
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51		60	37,267
5.625%	09/01/28		5	4,777
Gtd. Notes, 144A
4.625%	03/15/52		45	33,857
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	5,110	3,808,718
Gtd. Notes, 144A
1.750%	03/15/26	EUR	816	690,361
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		50	41,581
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,725	1,539,743
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.930%	12/13/28		935	786,375
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)		2,125	1,874,694
Sr. Sec’d. Notes
4.625%	07/15/24		204	197,384
Sr. Sec’d. Notes, 144A
4.875%	01/01/26		30	27,859
5.125%	11/01/27		2,150	1,932,607
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		252	171,975
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		140	109,923
4.200%	05/15/32		75	69,733
4.375%	03/15/42		30	25,714
4.750%	07/15/45		46	41,414
4.750%	05/15/52		50	44,712
				14,748,382
Home Builders — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		2,317	1,953,085
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	38,667
7.250%	10/15/29		1,123	889,561
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		265	222,449
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,225	1,657,625

A25

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	$76,234
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		1,745	1,328,905
5.250%	12/15/27		25	20,750
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		351	326,817
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		2,267	1,830,685
				8,344,778
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45		40	34,472
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,395	1,259,922
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	705	696,945
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	435	339,478
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		610	571,628
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		225	213,927
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		1,025	835,096
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		125	89,500
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		416	345,745
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	930	834,207
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		263	205,780
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	700	509,311
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		945	629,685
				6,565,696
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		100	$82,168
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		228	175,729
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		210	175,875
				433,772
Iron/Steel — 0.1%
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	4,180	4,015,496
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		1,035	793,639
5.750%	05/01/28		160	150,298
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		65	59,561
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		550	517,116
3.500%	08/18/26		190	166,806
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31(a)		745	584,989
				2,272,409
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		810	617,379
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		661	511,363
4.250%	01/15/34		900	649,892
4.500%	08/15/30		130	102,835
4.500%	06/01/33		395	292,981
4.750%	03/01/30(a)		551	446,394
5.000%	02/01/28		115	100,249
5.125%	05/01/27(a)		441	398,011
5.375%	06/01/29		250	219,223
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		161	102,860
3.900%	06/01/52		1,280	798,637
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		250	152,053
3.450%	02/01/50		135	94,132

A26

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		225	$198,023
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	1,054,009
5.750%	01/15/30(a)		1,000	711,120
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		304	259,969
5.300%	05/15/49		465	348,064
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	82,264
5.875%	11/15/24		280	250,447
7.750%	07/01/26		3,065	2,350,535
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	1,262	1,114,491
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		165	104,593
				10,959,524
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		825	753,452
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	132,162
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	165,500
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		200	165,500
				1,216,614
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		145	130,995
4.700%	08/23/52		175	153,697
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		200	178,722
				463,414
Multi-National — 0.1%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	695	595,305
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	155,497
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	974	740,974
				1,491,776
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		560	$485,894
Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		930	730,063
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		250	224,611
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		735	709,070
9.000%	11/01/27		35	42,701
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	463	318,591
3.625%(ff)	03/22/29(oo)	EUR	930	733,939
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		50	38,639
3.750%	02/15/52		35	23,801
5.250%	06/15/37		1,025	897,895
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		580	538,732
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		129	130,379
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		100	94,000
EQT Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/28		65	63,831
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23(d)	CHF	1,400	709,436
4.250%	04/06/24	GBP	500	279,138
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		484	454,716
7.300%	08/15/31		70	74,004
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	123,546
6.000%	04/15/30(a)		550	485,170
6.000%	02/01/31		140	122,360
6.250%	04/15/32		700	622,638
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		45	40,219
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		50	50,178
6.450%	09/15/36		5	4,978

A27

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.625%	09/01/30(a)		415	$420,468
6.950%	07/01/24		380	390,525
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,350	1,206,157
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	105	108,870
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	3,200	2,301,157
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	162,440
Qatar Energy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	145,163
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		1,985	1,871,216
5.000%	03/15/23		265	264,111
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	656,364
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		400	324,500
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		55	38,418
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	930	708,273
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	500	364,554
				16,474,851
Packaging & Containers — 0.1%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		350	289,821
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28(a)	EUR	5,100	3,925,060
				4,214,881
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22		1,620	1,615,932
4.050%	11/21/39		247	200,033
4.250%	11/21/49		95	76,229
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.634%(c)	11/21/22		1,875	1,874,044
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48	45	$39,454
6.450%	09/15/37	35	37,783
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	324	137,853
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	120	43,962
5.000%	02/15/29	639	246,609
5.250%	01/30/30	2,480	930,000
5.250%	02/15/31	450	171,000
6.250%	02/15/29	1,525	566,461
7.250%	05/30/29	1,205	459,406
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42	240	188,312
3.900%	03/15/62	30	22,719
4.250%	10/26/49	97	81,266
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	125	95,204
4.125%	04/01/40	69	55,147
5.125%	07/20/45	75	65,641
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	30	18,612
3.375%	03/15/29	40	37,109
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	25	16,266
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.200%	08/14/30	15	12,534
2.750%	08/14/50	10	6,785
4.400%	05/06/44	5	4,503
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,095	769,867
			7,772,731
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	1,700	1,496,953
7.875%	05/15/26	490	492,819
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	270	214,650
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	915	758,533
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	935	798,923

A28

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes
5.400%	10/01/47		745	$604,371
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		387	333,371
3.300%	02/15/53		45	29,450
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		370	303,288
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		379	353,640
5.200%	03/01/47		465	383,186
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23		2,000	1,992,166
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		1,025	730,353
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		602	511,634
7.500%	10/01/25		325	320,933
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	30,084
4.125%	08/15/31		35	29,005
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25		45	41,885
4.300%	02/01/30		745	633,759
5.300%	03/01/48		40	32,831
5.450%	04/01/44		235	194,167
5.500%	02/01/50		25	20,201
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		242	205,835
3.750%	06/15/27		213	196,053
4.500%	11/15/23		3	2,983
4.550%	06/24/24		435	430,469
4.650%	08/15/32		65	59,044
5.300%	08/15/52		110	96,368
				11,296,954
Real Estate — 0.2%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,400	1,237,182
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	1,165	786,240
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	1,395	1,244,584
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28(a)		2,620	$2,175,971
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,395	1,145,251
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	156,665
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	399,133
3.200%	08/14/27	CNH	7,000	936,575
				8,081,601
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	376	312,523
3.000%	06/15/23		2,175	2,146,715
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		70	51,237
4.125%	05/15/29		1,210	1,050,227
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,395	1,100,214
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	323,404
Sr. Unsec’d. Notes
4.750%	02/15/28(a)		2,219	1,398,036
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		745	609,543
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		169	141,357
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		455	375,339
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	1,970	1,802,218
4.625%	08/01/29		360	289,988
5.000%	10/15/27		25	21,593
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26(a)		1,000	850,056
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		3,190	3,107,907
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		735	664,593

A29

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		55	$50,838
4.125%	08/15/30		10	8,347
4.250%	12/01/26		30	26,945
4.500%	09/01/26		125	114,651
4.500%	01/15/28		440	391,898
4.625%	06/15/25		70	65,897
5.625%	05/01/24		5	4,909
5.750%	02/01/27		5	4,710
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29		630	571,668
4.800%	11/20/28	GBP	930	927,667
				16,412,480
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		640	556,934
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	657	553,053
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	6,090	5,165,442
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	278,910
3.875%	10/01/31(a)		425	272,319
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		100	76,579
4.950%	09/15/52		95	89,062
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		150	119,524
				7,111,823
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		120	101,083
Gtd. Notes, 144A
1.950%	02/15/28		326	267,505
2.600%	02/15/33		1,680	1,203,256
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		55	41,363
4.150%	04/15/32		95	79,931
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		1,475	1,464,895
				3,158,033
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		197	$134,399
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50		202	126,384
				260,783
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		490	437,938
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		200	167,965
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	819	715,146
1.700%	03/25/26		415	368,936
3.500%	06/01/41		180	129,768
3.550%	09/15/55		1,000	656,678
3.650%	09/15/59		32	20,776
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	200	160,912
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	219,994
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23(a)		2,325	2,287,181
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	166,500
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	900	809,070
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	63,748
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		45	45,024
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		350	359,925
7.625%	03/01/26		25	25,939
7.875%	09/15/23		1,255	1,272,525
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	44,786
2.625%	02/15/29		370	305,435
2.875%	02/15/31		369	296,135
4.750%	02/01/28		35	33,085
5.650%	01/15/53		140	132,493

A30

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes
3.000%	02/15/41		25	$16,676
3.875%	04/15/30		1,395	1,236,244
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		2	1,297
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	2,029	1,498,936
				11,473,112
Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31		95	76,099
3.000%	12/02/41		50	35,325
3.100%	12/02/51		20	13,168
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,000	1,096,258
CSX Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/52		60	50,451
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	850	742,469
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	454	397,131
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		130	85,944
				2,496,845
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		322	318,644
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		237	201,005
3.250%	06/01/51		145	101,313
3.450%	05/01/50		37	26,623
4.200%	09/01/48		125	100,876
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	600	487,975
				917,792

Total Corporate Bonds (cost $436,679,386)				333,593,920
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans — 0.2%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
6.533%(c)	04/21/28	1,153	$1,098,122
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
7.052%(c)	08/12/28	222	218,087
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%
6.362%(c)	03/01/29	2,219	2,016,914
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term Loan, 1 Month SOFR + 3.350%
5.945%(c)	08/24/26	1,920	372,512
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
7.750%(c)	03/01/24	3,509	3,498,334
Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
6.365%(c)	05/27/24	1,166	1,030,274

Total Floating Rate and other Loans (cost $8,524,648)			8,234,243
Municipal Bonds — 0.1%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	300	321,851
6.548%	05/15/48	160	180,007
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	417,176
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	465	364,322
			1,283,356
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	160	167,035
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.583%(c)	07/25/36	188	184,855
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Subseries C
0.000%(cc)	11/01/43	750	369,505

Total Municipal Bonds (cost $2,391,691)			2,004,751

A31

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.2%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
6.784%(c)	10/25/30	315	$317,008
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
4.285%(c)	09/12/26^	456	453,588
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/41	780	673,242
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
8.531%(c)	03/25/42	115	110,218
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
7.531%(c)	03/25/42	60	55,129
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.884%(c)	04/25/29	298	295,927
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
5.581%(c)	11/25/41	120	108,343
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
4.281%(c)	11/25/41	40	35,759
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
6.281%(c)	11/25/50	1,000	910,974
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
5.081%(c)	10/25/50	67	67,273
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
5.681%(c)	10/25/41	150	134,133
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
5.931%(c)	11/25/41	140	123,200
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/33	145	117,710
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
5.631%(c)	09/25/41	230	197,097
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	09/25/41	430	361,200
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
6.031%(c)	12/25/41	90	78,816
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
4.631%(c)	12/25/41	200	170,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
5.181%(c)	04/25/42		610	$575,687
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		74	11,815
Series 4910, Class MI, IO
4.000%	08/25/49		101	20,016
Series 5020, Class IH, IO
3.000%	08/25/50		448	69,036
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		1,051	976,533
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
3.881%(c)	04/25/34		300	293,172
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
6.928%(c)	12/25/22		84	81,281

Total Residential Mortgage-Backed Securities (cost $6,842,538)				6,237,157
Sovereign Bonds — 4.1%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	790,457
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	176	92,775
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	343	179,630
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	427	255,203
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	309	178,234
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	886	343,387
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	3,327	1,882,701
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	235	230,931
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	359,488
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,762	3,638,089
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	35	17,254
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	2,009	1,645,448

A32

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
0.000%	05/15/36	EUR	343	$248,997
1.700%	08/15/32	EUR	920	869,256
Bonds, Series G
0.000%	08/15/50	EUR	893	492,795
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,100	2,974,406
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	550	376,088
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	631	433,475
0.250%	03/01/26	CAD	2,514	1,628,309
2.000%	12/01/51	CAD	16	9,144
4.000%	06/01/41	CAD	184	147,718
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		300	224,850
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	1,866,185
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,400	1,068,793
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,155	3,739,467
Colombian TES (Colombia),
Bonds, Series B
7.250%	10/18/34	COP	1,352,300	194,316
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	140,858
1.500%	06/17/31	EUR	1,500	1,163,013
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,910	1,866,777
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	15,440	526,679
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	2,184	360,027
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	540	491,243
0.400%	01/26/26	EUR	495	452,370
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	882	672,238
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	345	320,819
0.000%	12/15/26	EUR	700	614,139
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,350	1,216,102
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
0.000%	04/22/31	EUR	315	$241,865
0.000%	07/04/35	EUR	872	581,005
0.200%	06/04/36	EUR	1	668
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	146,648
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	298	185,336
0.875%	09/15/25	EUR	492	464,130
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	267	243,911
0.000%	02/25/27	EUR	2,643	2,351,838
0.000%	11/25/31	EUR	5,151	4,000,244
0.750%	05/25/52	EUR	1,175	652,424
4.500%	04/25/41	EUR	746	874,050
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	943	909,868
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	102	72,041
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	4,840	3,414,780
1.875%	01/24/52	EUR	2,060	1,109,195
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	114,312
Hungary Government Bond (Hungary),
Bonds, Series 30-A
3.000%	08/21/30	HUF	89,290	132,207
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	2,200	1,442,303
Sr. Unsec’d. Notes, 144A
5.500%	06/16/34		200	168,787
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,600	2,170,370
1.100%	03/12/33	EUR	1,040	694,895
3.050%	03/12/51		200	132,522
3.550%	03/31/32		200	173,522
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,790	2,599,844
3.850%	07/18/27		500	466,656
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	21,214,000	1,316,515
Bonds, Series 092
7.125%	06/15/42	IDR	1,578,000	100,260
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	149	115,520
1.100%	05/15/29	EUR	594	535,177
1.500%	05/15/50	EUR	132	92,617

A33

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,140	$567,320
Bonds, Series 0330
1.000%	03/31/30	ILS	254	60,087
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
6.875%	10/21/34	GBP	100	126,982
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.000%	08/15/24	EUR	1,227	1,139,969
0.000%	04/01/26	EUR	3,967	3,447,783
Sr. Unsec’d. Notes, 144A
0.950%	12/01/31	EUR	2,163	1,581,282
1.500%	04/30/45	EUR	357	206,411
1.700%	09/01/51	EUR	482	275,249
4.000%	04/30/35	EUR	1,360	1,273,042
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	196,600	993,262
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	859,550	5,984,026
Bonds, Series 361
0.100%	12/20/30	JPY	80,450	547,928
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	322,900	2,732,832
Bonds, Series 51
0.300%	06/20/46	JPY	171,600	969,982
Bonds, Series 56
0.800%	09/20/47	JPY	288,900	1,809,173
Bonds, Series 65
0.400%	12/20/49	JPY	54,450	297,242
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	90,400	710,412
Bonds, Series 157
0.200%	06/20/36	JPY	139,850	911,180
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	428,576
2.375%	11/09/28	EUR	1,140	986,887
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	381	425,976
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	541	472,327
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	795	620,471
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	160	104,954
Korea Treasury Bond (South Korea),
Bonds, Series 3112
2.375%	12/10/31	KRW	1,489,340	907,946
Bonds, Series 4009
1.500%	09/10/40	KRW	596,920	282,064
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	937,490	$623,404
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,802,780	1,140,304
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	464,490	274,484
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	909,890	415,983
Malaysia Government Bond (Malaysia),
Bonds, Series 0122
3.582%	07/15/32	MYR	836	168,404
Bonds, Series 0307
3.502%	05/31/27	MYR	7,091	1,489,202
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	17,975	756,143
7.750%	05/29/31	MXN	3,176	139,996
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,080	1,542,001
2.250%	08/12/36	EUR	500	320,599
2.659%	05/24/31		200	153,400
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	692	621,525
0.000%	07/15/31	EUR	419	336,603
0.000%	01/15/38	EUR	1,529	1,008,188
0.000%	01/15/52	EUR	113	55,613
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	3,013	1,703,459
Bonds, Series 0437
2.750%	04/15/37	NZD	487	220,172
Bonds, Series 0551
2.750%	05/15/51	NZD	1,107	433,930
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	9,178	4,205,109
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,563	198,410
Sr. Unsec’d. Notes, Series 485, 144A
3.500%	10/06/42	NOK	3,500	329,931
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	736	138,028
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,820	1,183,301
2.750%	01/30/26	EUR	1,820	1,707,104
2.783%	01/23/31		142	112,428
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	155	138,739
0.700%	02/03/29	EUR	1,040	813,682
1.200%	04/28/33	EUR	800	543,830
1.750%	04/28/41	EUR	285	167,379
1.950%	01/06/32		200	154,022

A34

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	316	$231,545
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	651	581,238
1.000%	04/12/52	EUR	2,100	1,080,687
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	806	549,820
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	322	245,708
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		661	614,478
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	4,118	3,720,173
Unsec’d. Notes
3.450%	06/02/45	CAD	1,362	875,376
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	350	207,676
2.750%	04/12/27		637	594,169
Unsec’d. Notes
3.100%	12/01/51	CAD	125	75,035
3.500%	12/01/45	CAD	579	375,668
Province of Saskatchewan (Canada),
Sr. Unsec’d. Notes
3.250%	06/08/27		853	812,384
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		300	262,500
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	518	417,599
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	580	535,369
1.850%	05/23/49	EUR	205	163,254
2.400%	05/23/34	EUR	680	626,461
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
4.000%	10/17/49		475	338,109
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	958	1,036,207
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		640	605,408
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	2,621	443,718
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	25	18,335
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	20,146
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50	EUR	129	64,778
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.875%	10/29/35	EUR	25	$16,788
4.125%	03/11/39	EUR	90	57,239
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	39	19,488
3.000%	02/27/27		318	267,875
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	424,411
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		600	471,000
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,700	1,339,428
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	2,860	2,280,895
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	251	162,222
3.500%	03/01/27	SGD	652	452,621
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	75	38,825
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	131	118,295
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	2,059	1,950,268
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	716	484,398
1.000%	10/31/50(k)	EUR	2,500	1,329,283
1.200%	10/31/40(k)	EUR	760	510,169
1.900%	10/31/52	EUR	265	175,203
2.900%	10/31/46	EUR	142	124,004
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	677	514,216
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	6,035	455,490
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	249	269,567
3.250%	06/27/27	CHF	705	791,523
3.500%	04/08/33	CHF	218	271,396
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	14,787	415,458
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	6,571	193,351
UAE International Government Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	07/07/32		200	187,350
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	105	18,677
6.750%	06/20/28(d)	EUR	5,195	967,358

A35

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	175	$31,129
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35	GBP	1,935	1,393,149
0.875%	10/22/29	GBP	2,237	1,990,110
1.250%	07/31/51	GBP	1,092	679,714
1.500%	07/22/47	GBP	790	553,105
2.500%	07/22/65	GBP	273	247,540
4.250%	12/07/46	GBP	675	790,211
Unsec’d. Notes
1.125%	01/31/39	GBP	926	664,995

Total Sovereign Bonds (cost $206,945,825)				141,326,499
U.S. Government Agency Obligations — 1.2%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		265	203,879
2.000%	12/01/35		816	720,096
2.000%	03/01/51		62	50,267
2.000%	08/01/51		210	170,569
2.500%	06/01/30		76	70,676
2.500%	07/01/30		35	32,559
2.500%	11/01/35		83	75,751
2.500%	01/01/51		736	624,210
3.000%	06/01/30		21	19,392
3.000%	09/01/35		69	63,233
3.000%	01/01/37		45	41,172
3.000%	02/01/37		71	65,257
3.000%	05/01/45		81	72,404
3.000%	08/01/46		204	181,415
3.000%	09/01/46		343	305,710
3.000%	02/01/47		70	62,333
3.500%	10/01/30		19	17,880
3.500%	08/01/42		87	80,484
3.500%	01/01/44		89	82,216
3.500%	07/01/45		97	89,285
3.500%	09/01/47		307	280,885
3.500%	11/01/47		570	520,904
3.500%	03/01/48		461	422,043
4.000%	01/01/33		153	149,618
4.000%	06/01/42		42	39,967
4.000%	09/01/44		81	77,115
4.000%	04/01/45		22	20,573
4.000%	05/01/45		58	55,224
4.000%	02/01/46		234	222,390
4.000%	05/01/46		70	66,572
4.000%	01/01/47		95	90,550
4.000%	08/01/52		347	322,026
4.500%	12/01/34		22	21,776
4.500%	03/01/41		105	103,475
4.500%	07/01/41		31	30,111
4.500%	03/01/44		38	37,325
4.500%	12/01/45		77	75,170
4.500%	09/01/50		190	183,773
5.000%	02/01/42		109	110,251
5.500%	08/01/40		7	7,486
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.250%	07/15/32(k)	455	$530,907
6.750%	03/15/31(k)	1,405	1,662,332
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29(k)	393	290,916
Federal National Mortgage Assoc.
1.500%	11/01/41	282	225,413
2.000%	04/01/30	9	7,945
2.000%	04/01/31	34	30,375
2.000%	05/01/36	246	217,459
2.000%	02/01/37	160	141,302
2.000%	06/01/40	116	97,287
2.000%	11/01/40	28	23,110
2.000%	12/01/40	209	175,433
2.000%	11/01/41	890	745,108
2.000%	07/01/50	157	127,634
2.000%	03/01/51	142	116,193
2.000%	03/01/51	170	138,838
2.000%	05/01/51	2,961	2,408,854
2.000%	07/01/51	890	723,997
2.000%	08/01/51	393	319,742
2.000%	08/01/51	3,834	3,118,704
2.500%	05/01/30	8	7,619
2.500%	05/01/30	53	49,187
2.500%	06/01/30	20	18,490
2.500%	07/01/30	42	38,979
2.500%	07/01/30	51	47,715
2.500%	07/01/30	53	49,259
2.500%	05/01/36	233	212,008
2.500%	04/01/37	406	354,234
2.500%	06/01/40	348	300,623
2.500%	04/01/45	10	8,221
2.500%	09/01/46	9	7,967
2.500%	11/01/50	459	388,319
2.500%	07/01/51	1,102	929,125
2.500%	09/01/51	758	641,162
2.500%	11/01/51	561	473,908
2.500%	12/01/51	496	420,053
2.500%	01/01/52	758	640,025
2.500%	04/01/52	483	407,142
3.000%	06/01/30	64	60,182
3.000%	07/01/30	7	6,974
3.000%	07/01/30	38	35,861
3.000%	07/01/30	44	41,169
3.000%	09/01/30	45	42,238
3.000%	11/01/30	22	20,479
3.000%	03/01/31	74	69,709
3.000%	06/01/32	114	106,356
3.000%	07/01/33	70	65,167
3.000%	03/01/35	21	19,663
3.000%	09/01/35	36	32,856
3.000%	02/01/37	36	33,334
3.000%	05/01/45	286	254,532
3.000%	06/01/45	211	188,010
3.000%	07/01/45	60	53,210
3.000%	08/01/45	183	162,982
3.000%	01/01/46	32	28,581
3.000%	04/01/46	291	260,002

A36

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	10/01/46	70	$61,832
3.000%	10/01/46	103	91,613
3.000%	11/01/46	265	235,813
3.000%	12/01/46	109	96,886
3.000%	12/01/46	450	399,797
3.000%	12/01/50	430	378,549
3.000%	05/01/51	426	375,714
3.500%	12/01/29	31	29,326
3.500%	05/01/30	25	24,205
3.500%	10/01/30	45	43,012
3.500%	01/01/35	8	7,762
3.500%	02/01/36	102	95,094
3.500%	02/01/37	33	30,374
3.500%	06/01/43	202	185,729
3.500%	08/01/47	50	46,000
3.500%	09/01/47	135	123,075
3.500%	09/01/47	222	202,728
3.500%	01/01/48	659	603,749
3.500%	03/01/48	71	64,839
3.500%	09/01/57	472	429,296
3.500%	05/01/58	186	168,545
4.000%	04/01/35	32	30,696
4.000%	03/01/41	73	69,500
4.000%	11/01/42	103	98,581
4.000%	06/01/44	40	37,914
4.000%	03/01/45	28	26,236
4.000%	01/01/46	87	82,169
4.000%	03/01/46	165	156,803
4.000%	04/01/47	84	79,523
4.000%	12/01/47	89	84,193
4.000%	02/01/49	309	291,590
4.000%	09/01/52	3,625	3,365,295
4.500%	03/01/40	7	7,165
4.500%	08/01/40	41	39,503
4.500%	02/01/41	35	34,779
4.500%	06/01/41	103	100,923
4.500%	09/01/41	18	17,326
4.500%	01/01/43	54	52,824
4.500%	03/01/44	22	21,838
4.500%	06/01/44	7	6,968
4.500%	06/01/48	82	79,003
4.500%	01/01/51	225	218,382
5.000%	05/01/38	58	58,035
5.500%	07/01/38	29	29,571
5.500%	05/01/39	39	40,420
5.500%	05/01/40	20	20,891
6.000%	02/01/36	23	24,548
6.000%	11/01/38	21	22,131
6.000%	09/01/39	50	52,318
6.000%	06/01/40	29	30,755
6.625%	11/15/30(k)	670	784,271
7.125%	01/15/30(k)	50	59,275
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	139	87,907
Government National Mortgage Assoc.
2.000%	10/20/50	416	349,113
2.000%	11/20/50	340	280,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	09/20/51	334	$279,541
2.000%	11/20/51	251	210,112
2.500%	01/20/47	44	38,153
2.500%	12/20/51	3,277	2,825,754
3.000%	11/20/43	195	175,527
3.000%	01/15/45	27	24,054
3.000%	03/15/45	25	22,027
3.000%	01/20/47	255	228,245
3.000%	06/20/47	390	350,034
3.000%	08/20/47	159	142,967
3.000%	07/20/51	384	342,288
3.500%	04/15/45	24	21,920
3.500%	07/20/47	858	791,656
3.500%	08/20/47	203	186,948
4.000%	03/15/44	56	53,687
4.000%	01/20/46	79	75,061
4.000%	02/20/46	27	25,851
4.000%	03/20/46	124	116,989
4.000%	07/20/47	221	209,369
4.000%	12/20/47	80	75,983
4.500%	10/15/41	31	31,045
4.500%	07/20/44	118	116,891
4.500%	04/20/45	132	131,958
5.000%	06/15/38	17	17,221
5.000%	06/15/39	30	30,482
5.000%	12/15/39	24	24,374
5.000%	10/20/42	7	7,589
5.000%	03/15/44	100	100,947
Tennessee Valley Authority Generic Strips, Bonds
2.311%(s)	03/15/33	98	60,294

Total U.S. Government Agency Obligations (cost $47,377,172)			40,594,939
U.S. Treasury Obligations — 3.2%
U.S. Treasury Bonds
1.375%	11/15/40	3,004	1,941,335
1.750%	08/15/41(h)(k)	37,554	25,671,680
1.875%	02/15/41	1,950	1,381,148
2.000%	11/15/41(h)(k)	31,815	22,767,609
2.000%	08/15/51(k)	2,963	2,022,710
2.250%	05/15/41(k)	26,560	20,073,550
2.375%	05/15/51(h)(k)	300	224,344
3.625%	08/15/43	14,400	13,416,750
U.S. Treasury Notes
1.250%	06/30/28(h)(k)	885	758,473
1.250%	08/15/31	2,702	2,184,398
1.500%	11/30/28(h)(k)	765	659,454
2.375%	03/31/29(h)(k)	1,755	1,589,646
2.750%	07/31/27	2,777	2,615,153
2.875%	05/15/32(h)	65	60,135
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	840	452,189
1.961%(s)	11/15/40(k)	7,920	3,742,819
1.963%(s)	08/15/41	10,630	4,820,456
2.022%(s)	11/15/41	60	26,693
2.040%(s)	08/15/42	35	15,035
2.052%(s)	02/15/45	85	33,047

A37

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.055%(s)	11/15/43	455	$186,479
2.068%(s)	05/15/43(k)	5,210	2,169,070
2.071%(s)	02/15/43	3,275	1,376,396
2.105%(s)	11/15/44	260	101,664
2.117%(s)	05/15/44(k)	1,630	651,936
2.121%(s)	08/15/44	820	323,900
2.125%(s)	05/15/45	855	330,444
2.125%(s)	08/15/45	310	118,502

Total U.S. Treasury Obligations (cost $149,571,789)			109,715,015

Total Long-Term Investments (cost $3,253,481,388)			2,800,930,429

	Shares
Short-Term Investments — 19.0%
Affiliated Mutual Funds — 17.1%
PGIM Core Ultra Short Bond Fund(wd)	515,882,983	515,882,983
PGIM Institutional Money Market Fund (cost $66,622,682; includes $66,448,752 of cash collateral for securities on loan)(b)(wd)	66,675,811	66,629,138

Total Affiliated Mutual Funds (cost $582,505,665)		582,512,121

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.6%
Entergy Corp.
3.174%	11/18/22		2,825	2,811,323
General Motors Financial Co., Inc.
3.062%	10/05/22		2,475	2,473,787
3.828%	11/30/22		1,585	1,574,174
KFW
2.667%	10/14/22		3,725	3,721,496
National Grid North America, Inc.
3.005%	10/17/22		3,050	3,045,068
NiSource, Inc.
2.758%	10/04/22		2,625	2,624,029
Nutrien, Ltd.
2.762%	10/19/22		1,875	1,871,601
Walt Disney Co. (The)
2.731%	10/28/22		2,900	2,892,945

Total Commercial Paper (cost $21,020,566)					21,014,423
Foreign Treasury Obligations(n) — 0.3%
Japan Treasury Discount Bills, Series 1097
(0.157)%	10/24/22	JPY	458,650	3,166,947
Japan Treasury Discount Bills, Series 1107
(0.115)%	12/12/22	JPY	470,050	3,246,416
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Foreign Treasury Obligations(n) (continued)
Japan Treasury Discount Bills, Series 1109
(0.118)%	12/19/22	JPY	612,800	$4,232,459

Total Foreign Treasury Obligations (cost $10,960,380)				10,645,822
U.S. Treasury Obligations(n) — 0.8%
U.S. Treasury Bills
2.264%	10/13/22		925	924,331
2.933%	12/15/22(h)(k)		26,250	26,097,352

Total U.S. Treasury Obligations (cost $27,015,159)				27,021,683

	Shares
Unaffiliated Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	4,701,095	4,701,095
(cost $4,701,095)
Options Purchased*~ — 0.1%
(cost $1,014,454)		1,617,541

Total Short-Term Investments (cost $647,217,319)		647,512,685

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.4% (cost $3,900,698,707)		3,448,443,114

Options Written*~ — (0.0)%
(premiums received $1,068,353)	(839,716)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.4% (cost $3,899,630,354)	3,447,603,398

Liabilities in excess of other assets(z) — (1.4)%	(46,560,165)

Net Assets — 100.0%	$3,401,043,233

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee

A38

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $453,588 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,913,621; cash collateral of $66,448,752 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

A39

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Call	Deutsche Bank AG	05/04/23	1.42		—	GBP	251	$14,299
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	10/17/22	0.96		—		3,031	83,336
Currency Option USD vs CHF	Call	Citibank, N.A.	10/17/22	0.98		—		6,062	97,138
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.97		—		2,826	61,503
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	148	27,630
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	148	29,150
Currency Option NZD vs JPY	Put	Bank of America, N.A.	10/28/22	80.00		—	NZD	240	30,186
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/06/22	140.00		—		147	3,532
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/17/22	130.00		—		296	720
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/27/22	132.00		—		148	1,185
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/10/22	122.00		—		316	1,059
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/23/23	112.00		—		461	1,900
Total OTC Traded (cost $243,379)									$351,638

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,520		$—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,100		—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,150		—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,520		—
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,060		—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,070		—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,060		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,410		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,420		—
A40

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$100.50	CDX.NA.HY.38.V2(Q)	5.00%(Q)	4,540		$142,289
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$100.50	CDX.NA.HY.38.V2(Q)	5.00%(Q)	4,540		169,871
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,100		111,571
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,150		96,268
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,520		70,960
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,520		70,961
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,420		136,481
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,410		123,500
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,060		122,380
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,070		110,840
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,060		110,782
Total OTC Swaptions (cost $771,075)									$1,265,903
Total Options Purchased (cost $1,014,454)									$1,617,541
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs JPY	Call	Barclays Bank PLC	10/18/22	145.00		—	EUR	1,409	$(5,241)
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	10/27/22	1.11		—	GBP	614	(17,342)
Currency Option NZD vs JPY	Call	Morgan Stanley & Co. International PLC	10/19/22	87.50		—	NZD	2,350	(404)
Currency Option USD vs CHF	Call	Goldman Sachs International	10/17/22	0.96		—		3,031	(83,337)
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	10/17/22	0.98		—		6,062	(97,138)
Currency Option USD vs CHF	Call	Barclays Bank PLC	11/11/22	0.97		—		2,826	(25,948)
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.99		—		4,239	(57,738)
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/25/22	145.50		—		2,681	(58,347)
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	11/10/22	147.00		—		4,236	(34,981)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	10/27/22	1.04		—	GBP	614	(2,981)
A41

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	10/19/22	82.70		—	NZD	2,350	$(33,332)
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/25/22	140.00		—		2,681	(10,798)
Total OTC Traded (premiums received $277,655)									$(427,587)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Call	Barclays Bank PLC	10/19/22	$102.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	4,540		$(2,749)
CDX.NA.HY.38.V2, 06/20/27	Call	Deutsche Bank AG	11/16/22	$102.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	4,540		(7,035)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,100		(2,028)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,150		(2,033)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,520		(2,584)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,520		(2,584)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,410		(3,421)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,420		(3,423)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,060		(4,953)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,060		(4,953)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,070		(6,841)
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$97.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	4,540		(46,229)
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$96.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	4,540		(68,477)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.18%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,100		(14,927)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,520		(10,910)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,150		(12,647)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,520		(9,241)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,420		(42,364)
A42

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,410		$(35,073)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,060		(34,987)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,060		(31,905)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,070		(29,134)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,130		(3,335)
CDX.NA.IG.39.V1, 12/20/27	Put	BNP Paribas S.A.	11/16/22	1.38%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	18,390		(30,296)
Total OTC Swaptions (premiums received $790,698)									$(412,129)
Total Options Written (premiums received $1,068,353)									$(839,716)
Options Purchased:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	0.93%	CDX.NA.IG.38.V1(Q)		1.00%(Q)		19,140	$137,311
(cost $82,302)

Options Written:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	12/21/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,140	$(15,941)
CDX.NA.HY.38.V2, 06/20/27	Put	12/21/22	$91.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	3,710	(40,075)
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,140	(65,255)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.50%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	18,390	(42,731)
Total Centrally Cleared Swaptions (premiums received $182,199)							$(164,002)

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,194	2 Year U.S. Treasury Notes	Dec. 2022	$245,236,407	$(3,272,901)
2,334	5 Year U.S. Treasury Notes	Dec. 2022	250,923,229	(5,379,610)
35	10 Year Australian Treasury Bonds	Dec. 2022	2,621,975	(66,411)
15	10 Year Mini Japanese Government Bonds	Dec. 2022	1,539,695	2,772
A43

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
64	10 Year U.K. Gilt	Dec. 2022	$6,888,667	$(950,462)
2,724	10 Year U.S. Treasury Notes	Dec. 2022	305,258,250	(13,390,915)
45	10 Year U.S. Ultra Treasury Notes	Dec. 2022	5,331,797	(33,726)
287	20 Year U.S. Treasury Bonds	Dec. 2022	36,278,592	(2,051,956)
664	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	90,968,000	(6,300,579)
40	Euro-BTP Italian Government Bond	Dec. 2022	4,389,840	132,473
278	Mini MSCI EAFE Index	Dec. 2022	23,082,340	(2,540,001)
59	Russell 2000 E-Mini Index	Dec. 2022	4,925,910	(318,648)
380	S&P 500 E-Mini Index	Dec. 2022	68,428,500	(6,833,193)
				(41,003,157)
Short Positions:
12	3 Year Australian Treasury Bonds	Dec. 2022	817,950	7,847
273	5 Year Euro-Bobl	Dec. 2022	32,039,548	705,455
9	5 Year Government of Canada Bond	Dec. 2022	732,262	4,823
29	10 Year Canadian Government Bonds	Dec. 2022	2,594,643	8,768
202	10 Year Euro-Bund	Dec. 2022	27,416,879	1,179,745
10	10 Year Japanese Bonds	Dec. 2022	10,246,666	1,905
66	10 Year U.K. Gilt	Dec. 2022	7,103,938	(97,099)
11	10 Year U.S. Treasury Notes	Dec. 2022	1,232,688	(13,593)
249	10 Year U.S. Ultra Treasury Notes	Dec. 2022	29,502,611	1,873,848
365	20 Year U.S. Treasury Bonds	Dec. 2022	46,138,281	3,632,587
30	30 Year Euro Buxl	Dec. 2022	4,311,436	200,349
60	British Pound Currency	Dec. 2022	4,192,875	127,931
1,009	Euro Currency	Dec. 2022	124,378,169	3,078,391
226	Euro Schatz Index	Dec. 2022	23,736,115	182,351
59	Euro-BTP Italian Government Bond	Dec. 2022	6,475,014	(69,190)
38	Euro-OAT	Dec. 2022	4,920,400	211,669
				11,035,787
				$(29,967,370)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/07/22	Bank of America, N.A.	AUD	5,245	$3,484,752	$3,355,185	$—	$(129,567)
Expiring 10/07/22	Bank of America, N.A.	AUD	1,080	733,359	690,867	—	(42,492)
Expiring 10/07/22	Bank of America, N.A.	AUD	405	273,533	259,075	—	(14,458)
Expiring 10/07/22	BNP Paribas S.A.	AUD	3,145	2,108,851	2,011,831	—	(97,020)
Expiring 10/07/22	BNP Paribas S.A.	AUD	415	279,757	265,473	—	(14,284)
Expiring 10/07/22	Citibank, N.A.	AUD	2,180	1,466,873	1,394,529	—	(72,344)
Expiring 10/07/22	Goldman Sachs International	AUD	2,095	1,398,165	1,340,154	—	(58,011)
Expiring 10/07/22	Goldman Sachs International	AUD	1,025	697,613	655,684	—	(41,929)
Expiring 10/07/22	Goldman Sachs International	AUD	1,025	693,561	655,684	—	(37,877)
Expiring 10/07/22	Goldman Sachs International	AUD	380	260,641	243,083	—	(17,558)
Expiring 10/07/22	Goldman Sachs International	AUD	285	189,020	182,312	—	(6,708)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,180	1,466,299	1,394,529	—	(71,770)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,170	1,485,447	1,388,131	—	(97,316)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,020	664,865	652,486	—	(12,379)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	792	532,981	506,636	—	(26,345)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	135	90,915	86,359	—	(4,556)
A44

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	6,672	$4,319,253	$4,268,025	$—	$(51,228)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	4,435	2,871,086	2,837,034	—	(34,052)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	2,100	1,407,817	1,343,353	—	(64,464)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	1,045	697,848	668,478	—	(29,370)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	3,250	2,214,453	2,078,999	—	(135,454)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	2,170	1,477,284	1,388,132	—	(89,152)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	2,090	1,410,468	1,336,956	—	(73,512)
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	810	555,584	518,151	—	(37,433)
Expiring 10/07/22	UBS AG	AUD	793	534,944	507,276	—	(27,668)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	686	467,182	438,897	—	(28,285)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	686	476,311	438,897	—	(37,414)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	322	207,379	206,320	—	(1,059)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	AUD	615	399,100	393,579	—	(5,521)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	900	575,326	575,969	643	—
Expiring 11/07/22	UBS AG	AUD	1,965	1,282,709	1,257,532	—	(25,177)
Brazilian Real,
Expiring 10/04/22	BNP Paribas S.A.	BRL	1,200	231,169	222,215	—	(8,954)
Expiring 10/04/22	Citibank, N.A.	BRL	2,800	517,886	518,502	616	—
Expiring 10/04/22	Citibank, N.A.	BRL	457	84,834	84,627	—	(207)
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	1,600	314,521	296,286	—	(18,235)
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	19,666	3,804,487	3,641,760	—	(162,727)
British Pound,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	7,419	8,025,980	8,284,195	258,215	—
Expiring 10/04/22	The Toronto-Dominion Bank	GBP	278	319,240	310,293	—	(8,947)
Expiring 10/07/22	Bank of America, N.A.	GBP	7,684	8,228,027	8,580,853	352,826	—
Expiring 10/07/22	Bank of America, N.A.	GBP	609	701,757	680,081	—	(21,676)
Expiring 10/07/22	Bank of America, N.A.	GBP	466	498,993	520,390	21,397	—
Expiring 10/07/22	Barclays Bank PLC	GBP	80	92,761	89,338	—	(3,423)
Expiring 10/07/22	Barclays Bank PLC	GBP	38	40,775	42,435	1,660	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	255	293,420	284,763	—	(8,657)
Expiring 10/07/22	Citibank, N.A.	GBP	619	667,845	691,248	23,403	—
Expiring 10/07/22	Citibank, N.A.	GBP	613	695,826	684,547	—	(11,279)
Expiring 10/07/22	Goldman Sachs International	GBP	7,684	8,291,036	8,580,853	289,817	—
Expiring 10/07/22	Goldman Sachs International	GBP	934	1,087,508	1,043,014	—	(44,494)
Expiring 10/07/22	Goldman Sachs International	GBP	466	502,814	520,390	17,576	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	1,221	1,420,707	1,363,512	—	(57,195)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	640	742,092	714,699	—	(27,393)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	635	740,086	709,115	—	(30,971)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	617	698,667	689,014	—	(9,653)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	613	701,892	684,548	—	(17,344)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	383	440,994	427,703	—	(13,291)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	79	91,813	88,221	—	(3,592)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	37	40,454	41,318	864	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	1,233	1,390,078	1,376,912	—	(13,166)
A45

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	640	$741,485	$714,699	$—	$(26,786)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	307	329,439	342,832	13,393	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	641	737,937	715,816	—	(22,121)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	618	696,964	690,131	—	(6,833)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	614	696,848	685,665	—	(11,183)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	598	649,912	667,797	17,885	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	201	221,627	224,461	2,834	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	2,433	2,828,311	2,716,972	—	(111,339)
Expiring 10/07/22	UBS AG	GBP	383	440,972	427,702	—	(13,270)
Expiring 10/07/22	UBS AG	GBP	98	113,552	109,439	—	(4,113)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	1,059	1,182,850	1,183,180	330	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	767	893,651	857,106	—	(36,545)
Expiring 11/07/22	Bank of America, N.A.	GBP	1,216	1,302,670	1,358,670	56,000	—
Expiring 11/07/22	BNP Paribas S.A.	GBP	542	577,724	605,592	27,868	—
Expiring 11/07/22	BNP Paribas S.A.	GBP	542	578,205	605,592	27,387	—
Expiring 11/07/22	Citibank, N.A.	GBP	1,083	1,177,735	1,210,066	32,331	—
Expiring 11/07/22	Commonwealth Bank of Australia	GBP	624	678,865	697,212	18,347	—
Expiring 11/07/22	Goldman Sachs International	GBP	1,217	1,313,884	1,359,788	45,904	—
Expiring 11/07/22	Goldman Sachs International	GBP	1,202	1,342,709	1,343,029	320	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	GBP	404	432,163	451,400	19,237	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	1,083	1,155,523	1,210,066	54,543	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	539	575,094	602,240	27,146	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	126	140,672	140,783	111	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	68	75,370	75,978	608	—
Expiring 11/07/22	UBS AG	GBP	614	664,993	686,040	21,047	—
Expiring 11/07/22	UBS AG	GBP	542	579,492	605,592	26,100	—
Canadian Dollar,
Expiring 10/07/22	BNP Paribas S.A.	CAD	3,660	2,679,526	2,649,551	—	(29,975)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	2,730	2,010,223	1,976,304	—	(33,919)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,820	1,340,149	1,317,536	—	(22,613)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	925	711,856	669,627	—	(42,229)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	634	481,694	458,966	—	(22,728)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	284	216,134	205,594	—	(10,540)
Expiring 10/07/22	RBC Capital Markets LLC	CAD	2,240	1,708,193	1,621,583	—	(86,610)
Expiring 10/07/22	Standard Chartered Securities	CAD	5,466	4,115,868	3,956,953	—	(158,915)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	12,114	8,833,309	8,769,580	—	(63,729)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	1,390	1,013,563	1,006,251	—	(7,312)
Expiring 10/19/22	BNP Paribas S.A.	CAD	319	243,527	230,936	—	(12,591)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	615	467,000	444,973	—	(22,027)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	614	468,000	444,188	—	(23,812)
A46

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	585	$441,000	$423,826	$—	$(17,174)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CAD	1,392	1,071,310	1,007,310	—	(64,000)
Expiring 11/07/22	Goldman Sachs International	CAD	295	214,673	213,546	—	(1,127)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CAD	505	369,242	365,562	—	(3,680)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	4,882	3,559,606	3,534,012	—	(25,594)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	1,600	1,167,783	1,158,218	—	(9,565)
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	248,200	275,166	256,246	—	(18,920)
Expiring 10/07/22	Bank of America, N.A.	CLP	248,200	273,831	256,247	—	(17,584)
Expiring 10/07/22	Bank of America, N.A.	CLP	132,100	141,510	136,382	—	(5,128)
Expiring 10/07/22	Citibank, N.A.	CLP	262,500	293,231	271,010	—	(22,221)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	509,900	531,977	526,430	—	(5,547)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	248,200	275,472	256,246	—	(19,226)
Expiring 10/07/22	Standard Chartered Securities	CLP	128,500	139,295	132,665	—	(6,630)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CLP	157,800	162,336	162,009	—	(327)
Expiring 12/21/22	Barclays Bank PLC	CLP	412,098	422,670	419,198	—	(3,472)
Expiring 12/21/22	Barclays Bank PLC	CLP	302,488	307,330	307,700	370	—
Chinese Renminbi,
Expiring 11/07/22	HSBC Bank PLC	CNH	2,894	401,691	405,601	3,910	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CNH	1,866	260,158	261,524	1,366	—
Expiring 11/23/22	Bank of America, N.A.	CNH	15,230	2,206,000	2,135,253	—	(70,747)
Expiring 11/23/22	HSBC Bank PLC	CNH	18,169	2,548,999	2,547,290	—	(1,709)
Expiring 11/23/22	HSBC Bank PLC	CNH	12,190	1,767,000	1,709,083	—	(57,917)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	18,642	2,680,600	2,613,615	—	(66,985)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	15,836	2,274,000	2,220,179	—	(53,821)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	15,198	2,205,000	2,130,736	—	(74,264)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	14,735	2,116,000	2,065,874	—	(50,126)
Expiring 11/23/22	The Toronto-Dominion Bank	CNH	9,824	1,373,072	1,377,348	4,276	—
Colombian Peso,
Expiring 10/07/22	BNP Paribas S.A.	COP	476,000	108,330	103,119	—	(5,211)
Expiring 10/07/22	BNP Paribas S.A.	COP	24,173	5,439	5,237	—	(202)
Expiring 10/07/22	Citibank, N.A.	COP	1,031,633	227,382	223,488	—	(3,894)
Expiring 11/04/22	Citibank, N.A.	COP	500,173	109,663	107,755	—	(1,908)
Expiring 12/21/22	Barclays Bank PLC	COP	1,789,305	393,186	382,291	—	(10,895)
Czech Koruna,
Expiring 10/07/22	BNP Paribas S.A.	CZK	6,160	251,040	245,271	—	(5,769)
Expiring 10/07/22	Citibank, N.A.	CZK	16,560	642,358	659,366	17,008	—
Expiring 10/07/22	Citibank, N.A.	CZK	12,620	520,236	502,488	—	(17,748)
Expiring 10/07/22	Citibank, N.A.	CZK	2,801	108,650	111,527	2,877	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	7,869	319,080	313,318	—	(5,762)
Expiring 10/19/22	Goldman Sachs International	CZK	17,592	694,854	699,573	4,719	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	3,512	139,808	139,646	—	(162)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	34,111	1,380,619	1,356,443	—	(24,176)
Danish Krone,
Expiring 10/07/22	Citibank, N.A.	DKK	3,893	500,689	513,398	12,709	—
Euro,
Expiring 10/04/22	HSBC Bank PLC	EUR	2,219	2,212,702	2,175,592	—	(37,110)
A47

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	2,796	$2,711,255	$2,740,997	$29,742	$—
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	2,381	2,375,102	2,333,766	—	(41,336)
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	750	753,468	735,260	—	(18,208)
Expiring 10/04/22	The Toronto-Dominion Bank	EUR	24,324	23,452,124	23,845,230	393,106	—
Expiring 10/07/22	Bank of America, N.A.	EUR	2,960	2,953,888	2,902,328	—	(51,560)
Expiring 10/07/22	Bank of America, N.A.	EUR	2,828	2,781,649	2,772,899	—	(8,750)
Expiring 10/07/22	Bank of America, N.A.	EUR	2,292	2,306,966	2,247,343	—	(59,623)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,480	1,477,314	1,451,164	—	(26,150)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,480	1,477,314	1,451,164	—	(26,150)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,480	1,485,261	1,451,163	—	(34,098)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,477	1,476,643	1,448,223	—	(28,420)
Expiring 10/07/22	Bank of America, N.A.	EUR	565	565,274	553,991	—	(11,283)
Expiring 10/07/22	Bank of America, N.A.	EUR	358	358,174	351,025	—	(7,149)
Expiring 10/07/22	Bank of America, N.A.	EUR	158	157,906	154,922	—	(2,984)
Expiring 10/07/22	Bank of America, N.A.	EUR	77	76,701	75,500	—	(1,201)
Expiring 10/07/22	Barclays Bank PLC	EUR	619	595,652	606,939	11,287	—
Expiring 10/07/22	Barclays Bank PLC	EUR	157	156,971	153,941	—	(3,030)
Expiring 10/07/22	Barclays Bank PLC	EUR	88	89,837	86,285	—	(3,552)
Expiring 10/07/22	Barclays Bank PLC	EUR	44	44,103	43,143	—	(960)
Expiring 10/07/22	BNP Paribas S.A.	EUR	8,679	8,698,762	8,509,898	—	(188,864)
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,410	1,409,700	1,382,527	—	(27,173)
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,403	1,391,065	1,375,664	—	(15,401)
Expiring 10/07/22	BNP Paribas S.A.	EUR	736	739,655	721,660	—	(17,995)
Expiring 10/07/22	BNP Paribas S.A.	EUR	697	700,151	683,420	—	(16,731)
Expiring 10/07/22	Citibank, N.A.	EUR	3,526	3,534,053	3,457,299	—	(76,754)
Expiring 10/07/22	Citibank, N.A.	EUR	3,525	3,531,088	3,456,319	—	(74,769)
Expiring 10/07/22	Citibank, N.A.	EUR	402	403,658	394,167	—	(9,491)
Expiring 10/07/22	Deutsche Bank AG	EUR	43,017	41,247,883	42,178,857	930,974	—
Expiring 10/07/22	Deutsche Bank AG	EUR	3,454	3,311,951	3,386,702	74,751	—
Expiring 10/07/22	Deutsche Bank AG	EUR	704	715,774	690,283	—	(25,491)
Expiring 10/07/22	Goldman Sachs International	EUR	4,270	4,303,742	4,186,804	—	(116,938)
Expiring 10/07/22	Goldman Sachs International	EUR	629	626,969	616,745	—	(10,224)
Expiring 10/07/22	HSBC Bank PLC	EUR	224	225,342	219,636	—	(5,706)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	2,770	2,677,228	2,716,030	38,802	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,483	1,489,657	1,454,105	—	(35,552)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,414	1,390,574	1,386,449	—	(4,125)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,414	1,393,101	1,386,450	—	(6,651)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,410	1,411,602	1,382,528	—	(29,074)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,410	1,411,493	1,382,527	—	(28,966)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,408	1,422,974	1,380,566	—	(42,408)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,408	1,422,975	1,380,567	—	(42,408)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,403	1,390,623	1,375,664	—	(14,959)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,401	1,379,677	1,373,703	—	(5,974)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,153	1,168,261	1,130,535	—	(37,726)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	736	738,984	721,660	—	(17,324)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	736	736,765	721,659	—	(15,106)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	707	699,179	693,225	—	(5,954)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	705	705,730	691,263	—	(14,467)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	704	710,072	690,283	—	(19,789)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	703	712,583	689,302	—	(23,281)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	702	693,836	688,322	—	(5,514)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	700	688,951	686,362	—	(2,589)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	700	692,826	686,361	—	(6,465)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	700	694,583	686,361	—	(8,222)
A48

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	689	$665,564	$675,576	$10,012	$—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	687	676,394	673,614	—	(2,780)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	93	93,417	91,188	—	(2,229)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,487	1,475,819	1,458,027	—	(17,792)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,487	1,476,728	1,458,027	—	(18,701)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,483	1,484,702	1,454,105	—	(30,597)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,480	1,484,794	1,451,164	—	(33,630)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,477	1,475,146	1,448,222	—	(26,924)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,373	1,332,090	1,346,248	14,158	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,373	1,332,365	1,346,249	13,884	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,028	1,023,676	1,007,970	—	(15,706)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	703	704,238	689,303	—	(14,935)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	57	57,454	55,889	—	(1,565)
Expiring 10/07/22	State Street Bank and Trust Company	EUR	1,622	1,596,758	1,590,397	—	(6,361)
Expiring 10/07/22	State Street Bank and Trust Company	EUR	1,367	1,323,744	1,340,365	16,621	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	683	662,483	669,693	7,210	—
Expiring 10/19/22	HSBC Bank PLC	EUR	953	980,000	934,775	—	(45,225)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	4,014	3,936,825	3,939,385	2,560	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	3,271	3,299,572	3,209,789	—	(89,783)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	426	421,000	417,731	—	(3,269)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	350	350,378	343,174	—	(7,204)
Expiring 10/19/22	UBS AG	EUR	1,250	1,248,104	1,226,660	—	(21,444)
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	5,013	4,893,385	4,923,728	30,343	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	863	832,158	847,535	15,377	—
Expiring 11/07/22	Bank of America, N.A.	EUR	1,820	1,750,076	1,788,398	38,322	—
Expiring 11/07/22	Bank of America, N.A.	EUR	604	580,794	593,512	12,718	—
Expiring 11/07/22	BMO Capital Markets	EUR	1,130	1,102,512	1,110,379	7,867	—
Expiring 11/07/22	Citibank, N.A.	EUR	778	752,194	764,491	12,297	—
Expiring 11/07/22	Deutsche Bank AG	EUR	9,514	9,142,393	9,348,799	206,406	—
Expiring 11/07/22	Goldman Sachs International	EUR	1,927	1,892,291	1,893,540	1,249	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	2,416	2,345,607	2,374,048	28,441	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	2,416	2,350,449	2,374,049	23,600	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	1,009	980,183	991,480	11,297	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	1,196	1,168,230	1,175,233	7,003	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	805	773,607	791,022	17,415	—
Expiring 11/07/22	UBS AG	EUR	598	589,507	587,616	—	(1,891)
Expiring 11/07/22	UBS AG	EUR	204	196,373	200,457	4,084	—
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	98,000	226,747	226,585	—	(162)
A49

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	296,385	$724,870	$685,270	$—	$(39,600)
Expiring 10/19/22	Barclays Bank PLC	HUF	527,058	1,335,000	1,214,249	—	(120,751)
Expiring 10/19/22	Barclays Bank PLC	HUF	371,994	942,000	857,008	—	(84,992)
Expiring 10/19/22	Barclays Bank PLC	HUF	307,296	764,000	707,956	—	(56,044)
Expiring 10/19/22	Citibank, N.A.	HUF	401,130	984,441	924,133	—	(60,308)
Expiring 10/19/22	HSBC Bank PLC	HUF	391,091	987,000	901,004	—	(85,996)
Expiring 10/19/22	HSBC Bank PLC	HUF	65,176	161,620	150,154	—	(11,466)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	422,238	1,018,000	972,762	—	(45,238)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	417,158	1,056,000	961,058	—	(94,942)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	408,824	1,003,000	941,857	—	(61,143)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	393,905	988,000	907,487	—	(80,513)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	375,709	949,000	865,567	—	(83,433)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	338,441	817,000	779,707	—	(37,293)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	380,800	932,738	877,295	—	(55,443)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	325,241	785,000	749,298	—	(35,702)
Expiring 11/07/22	Bank of America, N.A.	HUF	19,385	44,502	44,409	—	(93)
Indian Rupee,
Expiring 10/07/22	Bank of America, N.A.	INR	49,749	606,252	609,222	2,970	—
Expiring 10/07/22	Citibank, N.A.	INR	7,528	94,371	92,187	—	(2,184)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	INR	30,550	384,277	374,112	—	(10,165)
Expiring 10/07/22	Standard Chartered Securities	INR	13,382	167,757	163,874	—	(3,883)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	INR	11,530	140,438	140,868	430	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	INR	136,536	1,659,000	1,660,620	1,620	—
Expiring 12/21/22	The Toronto-Dominion Bank	INR	294,148	3,683,985	3,577,582	—	(106,403)
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	842,000	56,655	55,017	—	(1,638)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	IDR	23,655,507	1,558,847	1,545,657	—	(13,190)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	842,000	55,369	54,896	—	(473)
Expiring 12/21/22	HSBC Bank PLC	IDR	30,902,664	2,027,999	2,010,698	—	(17,301)
Israeli Shekel,
Expiring 10/07/22	BNP Paribas S.A.	ILS	455	136,920	127,680	—	(9,240)
Expiring 10/07/22	Citibank, N.A.	ILS	2,633	743,051	738,862	—	(4,189)
Expiring 10/07/22	Citibank, N.A.	ILS	135	38,098	37,883	—	(215)
Expiring 10/07/22	Goldman Sachs International	ILS	562	166,175	157,706	—	(8,469)
Expiring 11/07/22	UBS AG	ILS	365	103,828	102,689	—	(1,139)
Expiring 12/21/22	Citibank, N.A.	ILS	2,403	704,852	678,784	—	(26,068)
Japanese Yen,
Expiring 10/07/22	Australia and New Zealand Banking Group Ltd.	JPY	46,746	328,848	323,193	—	(5,655)
Expiring 10/07/22	Bank of America, N.A.	JPY	301,600	2,108,604	2,085,207	—	(23,397)
Expiring 10/07/22	Bank of America, N.A.	JPY	202,200	1,415,897	1,397,974	—	(17,923)
Expiring 10/07/22	Bank of America, N.A.	JPY	100,700	706,221	696,222	—	(9,999)
Expiring 10/07/22	Bank of America, N.A.	JPY	100,500	702,723	694,838	—	(7,885)
Expiring 10/07/22	Barclays Bank PLC	JPY	421,818	2,980,241	2,916,372	—	(63,869)
Expiring 10/07/22	Barclays Bank PLC	JPY	105,100	731,611	726,642	—	(4,969)
Expiring 10/07/22	BNP Paribas S.A.	JPY	60,400	418,530	417,594	—	(936)
Expiring 10/07/22	Citibank, N.A.	JPY	201,400	1,409,890	1,392,443	—	(17,447)
Expiring 10/07/22	Goldman Sachs International	JPY	444,700	3,123,947	3,074,575	—	(49,372)
Expiring 10/07/22	HSBC Bank PLC	JPY	302,000	2,115,935	2,087,973	—	(27,962)
A50

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	212,300	$1,478,576	$1,467,803	$—	$(10,773)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	211,500	1,492,390	1,462,272	—	(30,118)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	206,300	1,474,458	1,426,320	—	(48,138)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	203,600	1,418,469	1,407,653	—	(10,816)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	203,600	1,418,043	1,407,654	—	(10,389)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	203,600	1,412,495	1,407,653	—	(4,842)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	142,600	987,676	985,910	—	(1,766)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	105,900	738,853	732,173	—	(6,680)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	40,200	281,771	277,935	—	(3,836)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	2,862,204	19,807,640	19,788,755	—	(18,885)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	606,600	4,385,407	4,193,921	—	(191,486)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	302,700	2,139,085	2,092,812	—	(46,273)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	207,000	1,454,639	1,431,160	—	(23,479)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	206,300	1,474,244	1,426,320	—	(47,924)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	206,300	1,474,872	1,426,320	—	(48,552)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	205,300	1,486,305	1,419,407	—	(66,898)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	201,800	1,428,932	1,395,209	—	(33,723)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	201,400	1,412,288	1,392,443	—	(19,845)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	194,100	1,371,545	1,341,972	—	(29,573)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	105,900	745,358	732,173	—	(13,185)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	105,100	731,708	726,643	—	(5,065)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	103,700	727,888	716,963	—	(10,925)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	101,100	707,497	698,987	—	(8,510)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	100,900	711,595	697,604	—	(13,991)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	100,900	706,556	697,604	—	(8,952)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	100,700	703,556	696,221	—	(7,335)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	100,500	699,554	694,839	—	(4,715)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	100,400	701,401	694,147	—	(7,254)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	96,500	669,204	667,183	—	(2,021)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	95,800	666,964	662,344	—	(4,620)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	42,000	290,959	290,380	—	(579)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	42,000	290,882	290,380	—	(502)
A51

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	29,900	$208,197	$206,723	$—	$(1,474)
Expiring 10/07/22	State Street Bank and Trust Company	JPY	106,200	738,509	734,248	—	(4,261)
Expiring 10/07/22	UBS AG	JPY	118,477	822,257	819,129	—	(3,128)
Expiring 10/07/22	Westpac Banking Corp.	JPY	612,504	4,286,785	4,234,741	—	(52,044)
Expiring 10/07/22	Westpac Banking Corp.	JPY	365,340	2,555,259	2,525,894	—	(29,365)
Expiring 10/19/22	BNP Paribas S.A.	JPY	301,769	2,211,773	2,088,711	—	(123,062)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	50,416	348,803	348,959	156	—
Expiring 10/19/22	The Toronto-Dominion Bank	JPY	43,926	305,718	304,039	—	(1,679)
Expiring 11/07/22	BMO Capital Markets	JPY	65,797	458,339	456,293	—	(2,046)
Expiring 11/07/22	Goldman Sachs International	JPY	46,700	323,663	323,858	195	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	1,008,491	6,999,740	6,993,743	—	(5,997)
Expiring 11/07/22	RBC Capital Markets LLC	JPY	100,333	696,435	695,795	—	(640)
Expiring 11/07/22	RBC Capital Markets LLC	JPY	16,187	112,363	112,255	—	(108)
Malaysian Ringgit,
Expiring 10/07/22	BNP Paribas S.A.	MYR	7,706	1,659,067	1,652,230	—	(6,837)
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	8,740	437,689	433,420	—	(4,269)
Expiring 10/07/22	Goldman Sachs International	MXN	8,390	416,957	416,064	—	(893)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	7,420	365,881	367,961	2,080	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	7,360	363,293	364,985	1,692	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	MXN	17,307	866,503	858,261	—	(8,242)
Expiring 10/07/22	RBC Capital Markets LLC	MXN	114,461	5,655,411	5,676,165	20,754	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	14,740	726,874	730,962	4,088	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	13,980	698,732	693,273	—	(5,459)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	8,740	434,027	433,420	—	(607)
Expiring 10/07/22	UBS AG	MXN	19,238	955,688	954,020	—	(1,668)
Expiring 11/07/22	Bank of America, N.A.	MXN	2,325	114,908	114,635	—	(273)
Expiring 11/07/22	Canadian Imperial Bank of Commerce	MXN	3,053	150,669	150,530	—	(139)
Expiring 11/07/22	Goldman Sachs International	MXN	7,380	364,641	363,876	—	(765)
Expiring 11/07/22	State Street Bank and Trust Company	MXN	7,350	359,150	362,396	3,246	—
Expiring 11/07/22	UBS AG	MXN	126,861	6,266,625	6,254,958	—	(11,667)
Expiring 12/21/22	HSBC Bank PLC	MXN	7,611	371,440	372,382	942	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	2,729	133,843	133,539	—	(304)
New Taiwanese Dollar,
Expiring 10/07/22	Barclays Bank PLC	TWD	45,440	1,474,846	1,427,472	—	(47,374)
Expiring 10/07/22	BNP Paribas S.A.	TWD	5,085	165,178	159,743	—	(5,435)
Expiring 10/07/22	Citibank, N.A.	TWD	87,865	2,788,480	2,760,229	—	(28,251)
Expiring 10/07/22	Citibank, N.A.	TWD	17,815	558,376	559,648	1,272	—
Expiring 10/07/22	Goldman Sachs International	TWD	43,885	1,402,641	1,378,622	—	(24,019)
Expiring 10/07/22	Goldman Sachs International	TWD	22,045	703,015	692,531	—	(10,484)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	TWD	6,390	201,338	200,846	—	(492)
Expiring 12/21/22	Bank of America, N.A.	TWD	59,921	1,896,999	1,887,073	—	(9,926)
Expiring 12/21/22	Barclays Bank PLC	TWD	63,874	2,045,000	2,011,540	—	(33,460)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	78,334	2,472,000	2,466,944	—	(5,056)
A52

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 12/21/22	Morgan Stanley & Co. International PLC	TWD	58,642	$1,874,000	$1,846,767	$—	$(27,233)
New Zealand Dollar,
Expiring 10/07/22	Bank of America, N.A.	NZD	2,355	1,408,243	1,318,032	—	(90,211)
Expiring 10/07/22	Barclays Bank PLC	NZD	1,215	744,525	680,004	—	(64,521)
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,180	706,574	660,415	—	(46,159)
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,170	702,874	654,818	—	(48,056)
Expiring 10/07/22	BNP Paribas S.A.	NZD	330	194,728	184,692	—	(10,036)
Expiring 10/07/22	Citibank, N.A.	NZD	1,215	732,564	680,004	—	(52,560)
Expiring 10/07/22	Citibank, N.A.	NZD	1,170	703,545	654,818	—	(48,727)
Expiring 10/07/22	Goldman Sachs International	NZD	490	300,373	274,240	—	(26,133)
Expiring 10/07/22	HSBC Bank PLC	NZD	235	143,526	131,523	—	(12,003)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,340	1,337,750	1,309,637	—	(28,113)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,315	1,412,254	1,295,645	—	(116,609)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,315	1,416,352	1,295,646	—	(120,706)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,210	738,445	677,206	—	(61,239)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,190	700,235	666,012	—	(34,223)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	595	351,090	333,006	—	(18,084)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	11,249	6,344,436	6,295,773	—	(48,663)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	2,435	1,474,234	1,362,806	—	(111,428)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	2,345	1,405,903	1,312,436	—	(93,467)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,170	702,329	654,819	—	(47,510)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,160	712,042	649,222	—	(62,820)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,155	709,317	646,424	—	(62,893)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	380	223,705	212,676	—	(11,029)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	365	221,259	204,281	—	(16,978)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	2,425	1,481,605	1,357,210	—	(124,395)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	2,345	1,408,965	1,312,435	—	(96,530)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	1,150	695,213	643,625	—	(51,588)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	590	347,062	330,208	—	(16,854)
Expiring 10/19/22	Citibank, N.A.	NZD	867	531,267	485,432	—	(45,835)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	NZD	248	140,020	138,527	—	(1,493)
Expiring 11/07/22	BNP Paribas S.A.	NZD	1,025	581,688	573,717	—	(7,971)
Expiring 11/07/22	HSBC Bank PLC	NZD	2,207	1,232,186	1,235,311	3,125	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	1,030	576,375	576,516	141	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	3,964	2,235,894	2,218,746	—	(17,148)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	2,055	1,169,938	1,150,233	—	(19,705)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,030	581,730	576,516	—	(5,214)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,030	580,185	576,516	—	(3,669)
A53

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,025	$583,324	$573,717	$—	$(9,607)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	260	147,466	145,528	—	(1,938)
Norwegian Krone,
Expiring 10/07/22	Barclays Bank PLC	NOK	450	43,497	41,327	—	(2,170)
Expiring 10/07/22	Citibank, N.A.	NOK	6,950	696,251	638,267	—	(57,984)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	2,330	231,558	213,980	—	(17,578)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NOK	5,294	513,115	486,185	—	(26,930)
Expiring 10/07/22	UBS AG	NOK	3,295	301,106	302,603	1,497	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	NOK	4,569	448,635	419,646	—	(28,989)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NOK	6,280	578,802	577,018	—	(1,784)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	3,770	349,007	346,394	—	(2,613)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	2,510	230,444	230,624	180	—
Expiring 11/07/22	UBS AG	NOK	3,160	288,923	290,346	1,423	—
Peruvian Nuevo Sol,
Expiring 10/07/22	Citibank, N.A.	PEN	718	180,470	180,056	—	(414)
Expiring 12/21/22	BNP Paribas S.A.	PEN	7,451	1,893,355	1,853,125	—	(40,230)
Philippine Peso,
Expiring 10/07/22	Citibank, N.A.	PHP	9,930	167,652	168,912	1,260	—
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	13,545	2,843,378	2,729,806	—	(113,572)
Expiring 10/07/22	Barclays Bank PLC	PLN	2,360	507,548	475,625	—	(31,923)
Expiring 10/07/22	BNP Paribas S.A.	PLN	2,245	445,149	452,449	7,300	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	PLN	2,050	435,957	413,149	—	(22,808)
Expiring 10/19/22	BNP Paribas S.A.	PLN	3,231	671,804	649,860	—	(21,944)
Expiring 10/19/22	Citibank, N.A.	PLN	8,172	1,753,000	1,643,576	—	(109,424)
Expiring 10/19/22	HSBC Bank PLC	PLN	20,096	4,208,371	4,041,919	—	(166,452)
Expiring 10/19/22	HSBC Bank PLC	PLN	6,431	1,333,545	1,293,513	—	(40,032)
Expiring 10/19/22	HSBC Bank PLC	PLN	3,062	641,302	615,937	—	(25,365)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	8,159	1,754,000	1,640,986	—	(113,014)
Expiring 11/07/22	BNP Paribas S.A.	PLN	15,905	3,140,264	3,189,065	48,801	—
Expiring 11/07/22	UBS AG	PLN	1,805	356,149	361,915	5,766	—
Singapore Dollar,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	1,233	852,108	858,544	6,436	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	735	507,947	511,784	3,837	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	372	266,632	259,025	—	(7,607)
Expiring 11/07/22	Credit Agricole Corporate and Investment Bank	SGD	87	60,630	60,598	—	(32)
Expiring 11/07/22	Goldman Sachs International	SGD	170	118,150	118,409	259	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SGD	195	136,096	135,940	—	(156)
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	12,420	704,625	685,753	—	(18,872)
Expiring 10/07/22	Bank of America, N.A.	ZAR	7,630	439,377	421,280	—	(18,097)
Expiring 10/07/22	Goldman Sachs International	ZAR	12,390	706,889	684,096	—	(22,793)
Expiring 10/07/22	Goldman Sachs International	ZAR	4,910	281,938	271,099	—	(10,839)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	7,630	439,630	421,279	—	(18,351)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	95,350	5,582,291	5,264,614	—	(317,677)
A54

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	12,740	$738,551	$703,421	$—	$(35,130)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	7,830	458,498	432,322	—	(26,176)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	7,410	418,957	409,133	—	(9,824)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	ZAR	99,690	5,535,350	5,488,972	—	(46,378)
Expiring 12/21/22	Bank of America, N.A.	ZAR	14,142	796,000	775,655	—	(20,345)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	16,935	961,000	928,879	—	(32,121)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	16,848	925,000	924,104	—	(896)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	15,344	843,000	841,633	—	(1,367)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	13,853	776,000	759,832	—	(16,168)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	11,395	652,402	625,032	—	(27,370)
South Korean Won,
Expiring 10/07/22	BNP Paribas S.A.	KRW	2,531,810	1,891,189	1,761,750	—	(129,439)
Expiring 10/07/22	Citibank, N.A.	KRW	6,597,365	4,569,129	4,590,749	21,620	—
Expiring 10/07/22	Goldman Sachs International	KRW	969,610	698,159	674,699	—	(23,460)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	1,952,480	1,417,923	1,358,625	—	(59,298)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	1,017,010	734,781	707,682	—	(27,099)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	1,996,030	1,470,264	1,388,929	—	(81,335)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	1,010,080	728,369	702,860	—	(25,509)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	973,990	696,453	677,747	—	(18,706)
Expiring 11/07/22	Bank of America, N.A.	KRW	476,360	332,028	330,592	—	(1,436)
Expiring 11/07/22	Citibank, N.A.	KRW	479,230	332,091	332,584	493	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	KRW	928,400	645,956	644,306	—	(1,650)
Expiring 12/21/22	Bank of America, N.A.	KRW	2,687,909	1,935,000	1,869,845	—	(65,155)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	2,663,849	1,932,000	1,853,108	—	(78,892)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	2,098,993	1,532,000	1,460,166	—	(71,834)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	800,741	580,243	557,036	—	(23,207)
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	470	43,993	42,364	—	(1,629)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	27,128	2,541,372	2,445,219	—	(96,153)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	5,454	479,701	491,604	11,903	—
Expiring 10/19/22	BNP Paribas S.A.	SEK	5,146	492,703	464,069	—	(28,634)
Expiring 11/07/22	Deutsche Bank AG	SEK	1,983	178,320	179,006	686	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	6,550	587,749	591,271	3,522	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	3,688	324,842	332,917	8,075	—
Swiss Franc,
Expiring 10/07/22	Barclays Bank PLC	CHF	90	91,727	91,268	—	(459)
Expiring 10/07/22	BNP Paribas S.A.	CHF	1,325	1,340,386	1,343,680	3,294	—
Expiring 10/07/22	Citibank, N.A.	CHF	1,325	1,341,446	1,343,680	2,234	—
Expiring 10/07/22	Citibank, N.A.	CHF	725	739,626	735,221	—	(4,405)
Expiring 10/07/22	Citibank, N.A.	CHF	715	745,257	725,080	—	(20,177)
Expiring 10/07/22	Deutsche Bank AG	CHF	115	119,868	116,621	—	(3,247)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	1,800	1,825,188	1,825,377	189	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	725	739,781	735,221	—	(4,560)
A55

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	720	$734,372	$730,151	$—	$(4,221)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	675	688,568	684,516	—	(4,052)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	674	683,431	683,502	71	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	90	92,473	91,269	—	(1,204)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	40	40,726	40,564	—	(162)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	1,325	1,342,751	1,343,680	929	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	655	662,573	664,234	1,661	—
Expiring 10/07/22	State Street Bank and Trust Company	CHF	2,030	2,104,565	2,058,619	—	(45,946)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	675	690,957	684,516	—	(6,441)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	675	704,004	684,516	—	(19,488)
Expiring 10/07/22	UBS AG	CHF	1,355	1,413,394	1,374,102	—	(39,292)
Expiring 10/07/22	UBS AG	CHF	675	703,671	684,516	—	(19,155)
Expiring 10/07/22	UBS AG	CHF	675	690,813	684,516	—	(6,297)
Expiring 11/07/22	Bank of America, N.A.	CHF	150	153,529	152,548	—	(981)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	200	204,672	203,397	—	(1,275)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	80	81,045	81,359	314	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	1,140	1,168,655	1,159,366	—	(9,289)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	575	587,826	584,768	—	(3,058)
Expiring 11/07/22	State Street Bank and Trust Company	CHF	258	262,208	262,383	175	—
Expiring 11/07/22	UBS AG	CHF	1,155	1,171,750	1,174,621	2,871	—
Thai Baht,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	33,470	882,182	887,580	5,398	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	28,838	760,095	764,746	4,651	—
Expiring 11/07/22	Societe Generale SA	THB	4,510	118,645	119,809	1,164	—
Expiring 12/21/22	HSBC Bank PLC	THB	85,805	2,348,000	2,288,841	—	(59,159)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	67,819	1,797,000	1,809,053	12,053	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	5,715	152,320	152,449	129	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	THB	70,243	1,906,000	1,873,713	—	(32,287)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	THB	62,569	1,661,380	1,669,009	7,629	—
Turkish Lira,
Expiring 10/07/22	Goldman Sachs International	TRY	6,710	357,485	358,278	793	—
Expiring 10/07/22	Goldman Sachs International	TRY	2,110	113,203	112,663	—	(540)
Expiring 10/07/22	UBS AG	TRY	6,710	357,867	358,279	412	—
Expiring 10/07/22	UBS AG	TRY	1,080	57,569	57,666	97	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	TRY	2,085	107,082	106,763	—	(319)
				$642,470,884	$634,413,520	3,575,002	(11,632,366)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/07/22	Bank of America, N.A.	AUD	4,175	$2,805,475	$2,670,714	$134,761	$—
Expiring 10/07/22	Bank of America, N.A.	AUD	2,185	1,473,131	1,397,727	75,404	—
A56

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/07/22	Bank of America, N.A.	AUD	1,130	$768,377	$722,852	$45,525	$—
Expiring 10/07/22	Barclays Bank PLC	AUD	135	91,566	86,359	5,207	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	2,100	1,384,428	1,343,353	41,075	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	2,100	1,388,584	1,343,353	45,231	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,460	984,276	933,950	50,326	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,075	737,436	687,669	49,767	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	3,260	2,220,973	2,085,396	135,577	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	3,255	2,216,411	2,082,198	134,213	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	3,145	2,104,860	2,011,831	93,029	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,185	1,468,858	1,397,728	71,130	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,150	1,458,713	1,375,338	83,375	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,095	1,403,172	1,340,154	63,018	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,080	748,830	690,867	57,963	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,050	695,909	671,677	24,232	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	445	305,007	284,662	20,345	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	1,050	696,261	671,676	24,585	—
Expiring 10/07/22	RBC Capital Markets LLC	AUD	435	297,644	278,266	19,378	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	1,045	693,068	668,478	24,590	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	1,045	699,126	668,478	30,648	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	655	447,608	418,998	28,610	—
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	7,683	5,269,816	4,914,754	355,062	—
Expiring 10/07/22	UBS AG	AUD	1,050	702,299	671,677	30,622	—
Expiring 10/07/22	UBS AG	AUD	954	655,263	610,266	44,997	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	686	480,653	438,897	41,756	—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	699	475,549	447,514	28,035	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	6,672	4,320,674	4,269,849	50,825	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	4,435	2,872,031	2,838,247	33,784	—
Expiring 11/07/22	State Street Bank and Trust Company	AUD	470	303,297	300,784	2,513	—
Brazilian Real,
Expiring 10/04/22	BNP Paribas S.A.	BRL	1,200	221,951	222,215	—	(264)
Expiring 10/04/22	Citibank, N.A.	BRL	5,410	1,024,000	1,001,767	22,233	—
Expiring 10/04/22	Citibank, N.A.	BRL	4,086	788,000	756,615	31,385	—
Expiring 10/04/22	Citibank, N.A.	BRL	2,000	375,975	370,358	5,617	—
Expiring 10/04/22	Citibank, N.A.	BRL	1,140	216,504	211,104	5,400	—
Expiring 10/04/22	Citibank, N.A.	BRL	117	22,789	21,666	1,123	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	4,621	878,000	855,727	22,273	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	1,600	295,935	296,287	—	(352)
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	4,134	783,000	765,618	17,382	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	2,477	478,000	458,767	19,233	—
Expiring 11/03/22	Citibank, N.A.	BRL	457	84,241	84,034	207	—
Expiring 11/03/22	Morgan Stanley & Co. International PLC	BRL	590	108,686	108,490	196	—
British Pound,
Expiring 10/04/22	Goldman Sachs International	GBP	468	534,147	522,406	11,741	—
Expiring 10/04/22	HSBC Bank PLC	GBP	7,229	8,549,749	8,072,083	477,666	—
Expiring 10/07/22	Bank of America, N.A.	GBP	1,216	1,302,093	1,357,928	—	(55,835)
Expiring 10/07/22	Bank of America, N.A.	GBP	614	645,068	685,664	—	(40,596)
Expiring 10/07/22	Barclays Bank PLC	GBP	611	714,619	682,314	32,305	—
Expiring 10/07/22	Barclays Bank PLC	GBP	254	292,011	283,646	8,365	—
Expiring 10/07/22	Barclays Bank PLC	GBP	95	110,160	106,088	4,072	—
Expiring 10/07/22	Barclays Bank PLC	GBP	38	43,920	42,436	1,484	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	385	446,252	429,936	16,316	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	384	441,870	428,819	13,051	—
Expiring 10/07/22	Citibank, N.A.	GBP	614	647,525	685,664	—	(38,139)
Expiring 10/07/22	Citibank, N.A.	GBP	245	263,164	273,595	—	(10,431)
Expiring 10/07/22	Goldman Sachs International	GBP	1,217	1,313,143	1,359,045	—	(45,902)
A57

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	1,233	$1,392,230	$1,376,912	$15,318	$—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	618	698,553	690,131	8,422	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	80	92,236	89,338	2,898	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	77	82,311	85,987	—	(3,676)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	39	44,065	43,552	513	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	820	949,681	915,708	33,973	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	614	668,286	685,664	—	(17,378)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	613	665,926	684,547	—	(18,621)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	598	655,895	667,796	—	(11,901)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	298	346,818	332,781	14,037	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	640	742,326	714,698	27,628	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	640	741,439	714,699	26,740	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	639	740,849	713,582	27,267	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	314	366,937	350,650	16,287	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	15,282	17,765,004	17,065,669	699,335	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	1,661	1,930,878	1,854,867	76,011	—
Expiring 10/07/22	UBS AG	GBP	1,232	1,403,205	1,375,795	27,410	—
Expiring 10/07/22	UBS AG	GBP	368	393,602	410,952	—	(17,350)
Expiring 10/19/22	HSBC Bank PLC	GBP	342	416,902	381,984	34,918	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	381	434,603	425,025	9,578	—
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	10,277	12,243,388	11,479,329	764,059	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	7,419	8,030,579	8,289,110	—	(258,531)
Expiring 11/07/22	Bank of America, N.A.	GBP	7,684	8,231,677	8,585,548	—	(353,871)
Expiring 11/07/22	Bank of America, N.A.	GBP	466	499,214	520,675	—	(21,461)
Expiring 11/07/22	Bank of America, N.A.	GBP	272	295,028	303,914	—	(8,886)
Expiring 11/07/22	BNP Paribas S.A.	GBP	541	583,607	604,475	—	(20,868)
Expiring 11/07/22	BNP Paribas S.A.	GBP	541	583,901	604,474	—	(20,573)
Expiring 11/07/22	Goldman Sachs International	GBP	7,684	8,295,716	8,585,549	—	(289,833)
Expiring 11/07/22	Goldman Sachs International	GBP	466	503,098	520,675	—	(17,577)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	1,238	1,331,704	1,383,252	—	(51,548)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	1,083	1,177,882	1,210,067	—	(32,185)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	541	593,102	604,474	—	(11,372)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	539	579,129	602,240	—	(23,111)
Expiring 11/07/22	State Street Bank and Trust Company	GBP	1,238	1,331,398	1,383,252	—	(51,854)
Expiring 11/07/22	UBS AG	GBP	614	660,910	686,040	—	(25,130)
Expiring 11/07/22	UBS AG	GBP	529	593,886	591,066	2,820	—
Canadian Dollar,
Expiring 10/07/22	BMO Capital Markets	CAD	300	229,982	217,177	12,805	—
Expiring 10/07/22	Citibank, N.A.	CAD	1,820	1,335,060	1,317,537	17,523	—
Expiring 10/07/22	Citibank, N.A.	CAD	915	699,962	662,388	37,574	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,820	1,341,423	1,317,536	23,887	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,820	1,341,670	1,317,536	24,134	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,820	1,334,108	1,317,536	16,572	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	255	188,051	184,600	3,451	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	13,032	9,938,025	9,434,140	503,885	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	925	712,087	669,627	42,460	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	584	445,350	422,770	22,580	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	240	183,612	173,741	9,871	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	4,882	3,559,866	3,534,183	25,683	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	1,940	1,472,831	1,404,407	68,424	—
Expiring 10/07/22	UBS AG	CAD	910	668,717	658,768	9,949	—
Expiring 10/19/22	HSBC Bank PLC	CAD	403	314,366	291,665	22,701	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	615	468,000	445,169	22,831	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	606	465,000	438,527	26,473	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	589	446,000	426,402	19,598	—
A58

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 11/07/22	Citibank, N.A.	CAD	3,660	$2,658,877	$2,649,423	$9,454	$—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	12,114	8,832,665	8,769,157	63,508	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	1,390	1,013,489	1,006,202	7,287	—
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	259,900	290,716	268,326	22,390	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	1,385,600	1,529,951	1,430,518	99,433	—
Expiring 10/07/22	Standard Chartered Securities	CLP	132,100	145,629	136,382	9,247	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CLP	509,900	529,052	523,500	5,552	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	CLP	703,546	767,000	715,667	51,333	—
Expiring 12/21/22	The Toronto-Dominion Bank	CLP	787,757	869,000	801,329	67,671	—
Expiring 12/21/22	UBS AG	CLP	875,556	965,406	890,640	74,766	—
Chinese Renminbi,
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	11,630	1,626,187	1,629,974	—	(3,787)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	5,401	755,205	756,964	—	(1,759)
Expiring 11/23/22	Citibank, N.A.	CNH	13,315	1,948,000	1,866,710	81,290	—
Expiring 11/23/22	Goldman Sachs International	CNH	157,041	23,131,676	22,017,207	1,114,469	—
Expiring 11/23/22	Goldman Sachs International	CNH	37,915	5,584,729	5,315,660	269,069	—
Expiring 11/23/22	Morgan Stanley & Co. International PLC	CNH	1,442	209,453	202,157	7,296	—
Colombian Peso,
Expiring 10/07/22	Citibank, N.A.	COP	1,031,633	227,905	223,488	4,417	—
Expiring 10/07/22	Citibank, N.A.	COP	500,173	110,243	108,355	1,888	—
Expiring 11/04/22	Citibank, N.A.	COP	1,031,633	226,186	222,253	3,933	—
Czech Koruna,
Expiring 10/07/22	Citibank, N.A.	CZK	10,610	424,818	422,456	2,362	—
Expiring 10/07/22	Citibank, N.A.	CZK	9,660	390,877	384,630	6,247	—
Expiring 10/07/22	Citibank, N.A.	CZK	9,180	372,926	365,518	7,408	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	16,560	671,492	659,366	12,126	—
Expiring 10/19/22	HSBC Bank PLC	CZK	49,286	2,031,000	1,959,884	71,116	—
Expiring 10/19/22	HSBC Bank PLC	CZK	41,108	1,690,000	1,634,688	55,312	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	51,669	2,118,000	2,054,652	63,348	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	25,347	1,033,000	1,007,945	25,055	—
Expiring 11/07/22	Citibank, N.A.	CZK	16,560	640,349	657,244	—	(16,895)
Expiring 11/07/22	Citibank, N.A.	CZK	2,801	108,310	111,168	—	(2,858)
Expiring 11/07/22	UBS AG	CZK	5,710	221,661	226,622	—	(4,961)
Danish Krone,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	DKK	3,893	525,338	513,397	11,941	—
Expiring 11/07/22	Citibank, N.A.	DKK	3,893	501,778	514,535	—	(12,757)
Euro,
Expiring 10/04/22	Barclays Bank PLC	EUR	26,680	26,638,879	26,154,542	484,337	—
Expiring 10/04/22	Citibank, N.A.	EUR	4,849	4,822,651	4,753,985	68,666	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	941	941,818	922,374	19,444	—
Expiring 10/07/22	Bank of America, N.A.	EUR	2,816	2,855,199	2,761,133	94,066	—
Expiring 10/07/22	Barclays Bank PLC	EUR	1,401	1,400,468	1,373,703	26,765	—
Expiring 10/07/22	Barclays Bank PLC	EUR	739	746,054	724,602	21,452	—
Expiring 10/07/22	Barclays Bank PLC	EUR	92	91,683	90,208	1,475	—
Expiring 10/07/22	Barclays Bank PLC	EUR	43	41,603	42,162	—	(559)
Expiring 10/07/22	BNP Paribas S.A.	EUR	54,673	54,797,490	53,607,751	1,189,739	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	2,121	2,085,958	2,079,675	6,283	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,628	1,631,707	1,596,280	35,427	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,468	1,453,802	1,439,397	14,405	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	846	846,011	829,517	16,494	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	744	742,883	729,504	13,379	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	739	739,139	724,602	14,537	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	702	705,030	688,323	16,707	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	693	665,943	679,498	—	(13,555)
A59

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	Citibank, N.A.	EUR	1,394	$1,396,600	$1,366,839	$29,761	$—
Expiring 10/07/22	Deutsche Bank AG	EUR	9,514	9,122,727	9,328,629	—	(205,902)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	5,189	5,187,677	5,087,898	99,779	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	3,536	3,490,707	3,467,104	23,603	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	3,446	3,323,564	3,378,859	—	(55,295)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	2,936	2,919,373	2,878,795	40,578	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	2,060	2,008,957	2,019,863	—	(10,906)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,487	1,488,219	1,458,027	30,192	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,479	1,482,578	1,450,183	32,395	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,468	1,457,819	1,439,397	18,422	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,410	1,409,437	1,382,527	26,910	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,373	1,334,062	1,346,249	—	(12,187)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	987	986,191	967,770	18,421	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	734	732,172	719,698	12,474	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	709	698,098	695,186	2,912	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	705	703,399	691,264	12,135	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	705	705,140	691,263	13,877	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	704	712,680	690,283	22,397	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	683	664,518	669,692	—	(5,174)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	316	320,159	309,843	10,316	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	282	281,416	276,506	4,910	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	92	91,533	90,207	1,326	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,479	1,489,837	1,450,184	39,653	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,477	1,492,442	1,448,222	44,220	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,414	1,398,695	1,386,450	12,245	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,410	1,406,507	1,382,527	23,980	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,401	1,399,785	1,373,703	26,082	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,381	1,375,192	1,354,093	21,099	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,373	1,336,140	1,346,248	—	(10,108)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	742	736,371	727,543	8,828	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	739	739,756	724,601	15,155	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	739	743,848	724,601	19,247	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	705	705,364	691,263	14,101	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	689	667,421	675,575	—	(8,154)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	689	666,249	675,575	—	(9,326)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	83	83,174	81,383	1,791	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	349	345,916	342,201	3,715	—
Expiring 10/07/22	UBS AG	EUR	2,105	2,099,255	2,063,986	35,269	—
Expiring 10/07/22	UBS AG	EUR	1,410	1,408,047	1,382,527	25,520	—
Expiring 10/07/22	UBS AG	EUR	709	700,088	695,186	4,902	—
Expiring 10/07/22	UBS AG	EUR	705	705,417	691,263	14,154	—
Expiring 10/07/22	UBS AG	EUR	82	82,059	80,403	1,656	—
Expiring 10/19/22	Barclays Bank PLC	EUR	21,924	22,223,630	21,514,456	709,174	—
Expiring 10/19/22	Barclays Bank PLC	EUR	1,998	2,060,000	1,960,723	99,277	—
Expiring 10/19/22	BNP Paribas S.A.	EUR	35,461	36,314,387	34,798,883	1,515,504	—
Expiring 10/19/22	Deutsche Bank AG	EUR	38,456	38,984,708	37,737,697	1,247,011	—
Expiring 10/19/22	HSBC Bank PLC	EUR	3,301	3,359,794	3,239,363	120,431	—
Expiring 10/19/22	HSBC Bank PLC	EUR	2,483	2,545,876	2,436,724	109,152	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	2,514	2,578,000	2,467,419	110,581	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,593	1,637,000	1,562,846	74,154	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	464	468,000	455,793	12,207	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	387	393,000	379,767	13,233	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	24,324	23,501,016	23,893,055	—	(392,039)
Expiring 11/07/22	BNP Paribas S.A.	EUR	604	586,318	593,512	—	(7,194)
Expiring 11/07/22	Citibank, N.A.	EUR	4,832	4,694,771	4,748,097	—	(53,326)
A60

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/07/22	Deutsche Bank AG	EUR	43,017	$41,336,799	$42,270,053	$—	$(933,254)
Expiring 11/07/22	Deutsche Bank AG	EUR	3,454	3,319,090	3,394,025	—	(74,935)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	3,463	3,334,713	3,402,868	—	(68,155)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	607	581,346	596,460	—	(15,114)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	607	587,900	596,461	—	(8,561)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	1,196	1,174,813	1,175,233	—	(420)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	604	584,273	593,512	—	(9,239)
Expiring 11/07/22	State Street Bank and Trust Company	EUR	79	77,591	77,629	—	(38)
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	89,100	221,495	206,007	15,488	—
Expiring 10/07/22	Bank of America, N.A.	HUF	19,385	44,852	44,820	32	—
Expiring 10/07/22	Bank of America, N.A.	HUF	17,905	43,367	41,398	1,969	—
Expiring 10/07/22	Barclays Bank PLC	HUF	86,195	207,659	199,291	8,368	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	98,000	239,679	226,585	13,094	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	83,800	204,077	193,754	10,323	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	580,492	1,361,026	1,337,352	23,674	—
Expiring 11/07/22	Bank of America, N.A.	HUF	98,000	224,977	224,507	470	—
Expiring 11/07/22	UBS AG	HUF	100,900	231,768	231,151	617	—
Indian Rupee,
Expiring 10/07/22	BNP Paribas S.A.	INR	56,679	711,525	694,085	17,440	—
Expiring 10/07/22	Citibank, N.A.	INR	15,240	187,728	186,628	1,100	—
Expiring 10/07/22	Standard Chartered Securities	INR	29,290	361,177	358,682	2,495	—
Expiring 11/07/22	Bank of America, N.A.	INR	49,749	603,823	607,809	—	(3,986)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	INR	142,647	1,778,000	1,734,951	43,049	—
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	22,045,822	1,483,368	1,440,479	42,889	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	IDR	842,000	55,486	55,016	470	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	IDR	1,609,685	107,894	105,177	2,717	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	23,655,507	1,555,567	1,542,273	13,294	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	IDR	2,819,000	184,486	183,791	695	—
Expiring 12/21/22	Citibank, N.A.	IDR	11,583,737	772,971	753,703	19,268	—
Israeli Shekel,
Expiring 10/07/22	BNP Paribas S.A.	ILS	3,195	961,452	896,568	64,884	—
Expiring 10/07/22	UBS AG	ILS	590	173,201	165,564	7,637	—
Expiring 11/07/22	Citibank, N.A.	ILS	2,633	744,858	740,765	4,093	—
Expiring 11/07/22	Citibank, N.A.	ILS	135	38,191	37,981	210	—
Expiring 12/21/22	Barclays Bank PLC	ILS	5,613	1,634,000	1,585,565	48,435	—
Expiring 12/21/22	Citibank, N.A.	ILS	4,356	1,237,000	1,230,668	6,332	—
Expiring 12/21/22	Citibank, N.A.	ILS	3,734	1,053,001	1,054,869	—	(1,868)
Expiring 12/21/22	Citibank, N.A.	ILS	3,367	987,539	951,016	36,523	—
Expiring 12/21/22	Citibank, N.A.	ILS	2,827	830,072	798,669	31,403	—
Expiring 12/21/22	Citibank, N.A.	ILS	2,540	742,928	717,403	25,525	—
Japanese Yen,
Expiring 10/07/22	Bank of America, N.A.	JPY	402,600	2,782,078	2,783,503	—	(1,425)
Expiring 10/07/22	Bank of America, N.A.	JPY	205,300	1,481,540	1,419,406	62,134	—
Expiring 10/07/22	Bank of America, N.A.	JPY	205,300	1,481,968	1,419,407	62,561	—
Expiring 10/07/22	Bank of America, N.A.	JPY	100,500	698,722	694,838	3,884	—
Expiring 10/07/22	Barclays Bank PLC	JPY	100,700	708,431	696,221	12,210	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	194,100	1,371,131	1,341,972	29,159	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	100,500	703,890	694,838	9,052	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	84,900	590,608	586,984	3,624	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	3,209	22,405	22,187	218	—
Expiring 10/07/22	Citibank, N.A.	JPY	302,000	2,141,237	2,087,973	53,264	—
Expiring 10/07/22	Citibank, N.A.	JPY	211,700	1,490,078	1,463,655	26,423	—
Expiring 10/07/22	Citibank, N.A.	JPY	211,700	1,492,673	1,463,656	29,017	—
A61

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	Goldman Sachs International	JPY	100,500	$697,951	$694,839	$3,112	$—
Expiring 10/07/22	Goldman Sachs International	JPY	33,700	237,397	232,996	4,401	—
Expiring 10/07/22	HSBC Bank PLC	JPY	100,500	697,560	694,839	2,721	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	515,700	3,687,899	3,565,455	122,444	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	205,900	1,471,905	1,423,554	48,351	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	205,200	1,467,800	1,418,716	49,084	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	201,100	1,405,635	1,390,369	15,266	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	201,000	1,424,926	1,389,678	35,248	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	101,100	707,266	698,987	8,279	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	100,700	712,947	696,221	16,726	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	40,700	281,479	281,392	87	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	26,607	192,437	183,956	8,481	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	4,787,318	34,609,859	33,098,642	1,511,217	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	1,008,491	6,979,176	6,972,522	6,654	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	201,400	1,415,901	1,392,443	23,458	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	201,100	1,404,283	1,390,369	13,914	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	105,900	744,407	732,173	12,234	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	105,900	747,058	732,173	14,885	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	105,900	744,930	732,173	12,757	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	103,500	734,611	715,580	19,031	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	102,600	734,190	709,357	24,833	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	101,800	713,959	703,827	10,132	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	100,900	717,170	697,604	19,566	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	100,700	713,020	696,221	16,799	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	69,600	487,215	481,202	6,013	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	33,900	236,090	234,379	1,711	—
Expiring 10/07/22	RBC Capital Markets LLC	JPY	57,864	418,527	400,061	18,466	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	100,600	707,376	695,530	11,846	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	95,200	664,949	658,196	6,753	—
Expiring 10/07/22	UBS AG	JPY	100,500	697,626	694,839	2,787	—
Expiring 10/19/22	HSBC Bank PLC	JPY	54,426	409,765	376,710	33,055	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	41,918	322,000	290,138	31,862	—
Expiring 11/07/22	Australia and New Zealand Banking Group Ltd.	JPY	103,600	719,869	718,451	1,418	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	2,862,204	19,866,001	19,848,980	17,021	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	28,400	197,251	196,950	301	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	26,900	186,615	186,547	68	—
Expiring 12/12/22	JPMorgan Chase Bank, N.A.	JPY	470,050	3,322,023	3,274,360	47,663	—
Expiring 12/19/22	JPMorgan Chase Bank, N.A.	JPY	612,800	4,313,779	4,273,331	40,448	—
Malaysian Ringgit,
Expiring 10/07/22	HSBC Bank PLC	MYR	7,706	1,719,015	1,652,230	66,785	—
Expiring 11/07/22	BNP Paribas S.A.	MYR	7,706	1,660,389	1,650,596	9,793	—
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	8,830	441,732	437,883	3,849	—
Expiring 10/07/22	Citibank, N.A.	MXN	7,350	369,208	364,490	4,718	—
Expiring 10/07/22	Goldman Sachs International	MXN	2,670	133,409	132,407	1,002	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	7,850	392,851	389,284	3,567	—
Expiring 10/07/22	RBC Capital Markets LLC	MXN	36,545	1,805,654	1,812,280	—	(6,626)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	14,050	700,853	696,745	4,108	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	8,840	442,376	438,379	3,997	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	7,380	360,585	365,977	—	(5,392)
Expiring 10/07/22	UBS AG	MXN	126,861	6,302,086	6,291,085	11,001	—
Expiring 11/07/22	Goldman Sachs International	MXN	19,900	972,638	981,182	—	(8,544)
Expiring 11/07/22	UBS AG	MXN	19,238	950,310	948,541	1,769	—
Expiring 12/21/22	Bank of America, N.A.	MXN	34,900	1,710,000	1,707,485	2,515	—
A62

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/21/22	HSBC Bank PLC	MXN	38,454	$1,876,560	$1,881,317	$—	$(4,757)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	32,052	1,559,000	1,568,144	—	(9,144)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	21,234	1,039,000	1,038,848	152	—
New Taiwanese Dollar,
Expiring 10/07/22	Bank of America, N.A.	TWD	22,690	736,330	712,794	23,536	—
Expiring 10/07/22	Barclays Bank PLC	TWD	45,050	1,481,762	1,415,221	66,541	—
Expiring 10/07/22	Citibank, N.A.	TWD	65,970	2,175,361	2,072,410	102,951	—
Expiring 10/07/22	Goldman Sachs International	TWD	65,900	2,083,992	2,070,211	13,781	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	TWD	22,525	736,472	707,610	28,862	—
Expiring 11/07/22	Citibank, N.A.	TWD	17,815	558,571	559,948	—	(1,377)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	295,032	9,625,848	9,291,287	334,561	—
New Zealand Dollar,
Expiring 10/07/22	BNP Paribas S.A.	NZD	3,565	2,076,229	1,995,238	80,991	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,220	737,291	682,802	54,489	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,170	702,814	654,818	47,996	—
Expiring 10/07/22	Citibank, N.A.	NZD	241	146,123	134,882	11,241	—
Expiring 10/07/22	Goldman Sachs International	NZD	175	102,165	97,943	4,222	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	5,890	3,512,241	3,296,480	215,761	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	3,600	2,189,466	2,014,826	174,640	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,430	1,491,354	1,360,008	131,346	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,170	702,773	654,818	47,955	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	3,964	2,235,696	2,218,548	17,148	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	2,315	1,421,435	1,295,645	125,790	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	2,310	1,416,979	1,292,847	124,132	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,170	699,515	654,819	44,696	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,160	661,824	649,222	12,602	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	173	104,809	96,824	7,985	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	173	104,927	96,823	8,104	—
Expiring 10/07/22	Standard Chartered Securities	NZD	255	155,366	142,717	12,649	—
Expiring 10/07/22	State Street Bank and Trust Company	NZD	595	365,031	333,006	32,025	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	10,897	6,681,812	6,098,768	583,044	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	3,621	2,220,321	2,026,579	193,742	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	2,055	1,168,865	1,150,233	18,632	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	328	185,890	183,589	2,301	—
Expiring 11/07/22	Canadian Imperial Bank of Commerce	NZD	435	246,925	243,480	3,445	—
Expiring 11/07/22	Citibank, N.A.	NZD	3,107	1,775,355	1,739,062	36,293	—
Expiring 11/07/22	Citibank, N.A.	NZD	1,025	581,370	573,717	7,653	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	4,110	2,331,521	2,300,466	31,055	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	11,249	6,344,998	6,296,335	48,663	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,025	585,316	573,717	11,599	—
Expiring 11/07/22	State Street Bank and Trust Company	NZD	422	238,807	236,204	2,603	—
Norwegian Krone,
Expiring 10/07/22	Barclays Bank PLC	NOK	440	43,492	40,408	3,084	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	8,589	864,583	788,787	75,796	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	350	35,232	32,143	3,089	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	450	43,468	41,327	2,141	—
Expiring 10/07/22	UBS AG	NOK	3,160	288,769	290,205	—	(1,436)
Expiring 10/07/22	UBS AG	NOK	2,710	262,883	248,878	14,005	—
Expiring 10/07/22	UBS AG	NOK	2,620	260,558	240,612	19,946	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	6,290	581,966	577,936	4,030	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	3,438	318,544	315,890	2,654	—
Expiring 11/07/22	UBS AG	NOK	3,295	301,266	302,750	—	(1,484)
Peruvian Nuevo Sol,
Expiring 10/07/22	BNP Paribas S.A.	PEN	495	127,200	124,133	3,067	—
Expiring 10/07/22	Citibank, N.A.	PEN	223	57,724	55,922	1,802	—
A63

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 11/07/22	Citibank, N.A.	PEN	718	$179,801	$179,331	$470	$—
Expiring 12/21/22	Barclays Bank PLC	PEN	4,148	1,057,673	1,031,675	25,998	—
Expiring 12/21/22	Barclays Bank PLC	PEN	2,285	578,963	568,398	10,565	—
Philippine Peso,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	PHP	9,930	176,455	168,912	7,543	—
Expiring 11/07/22	Citibank, N.A.	PHP	9,930	167,045	168,528	—	(1,483)
Expiring 12/21/22	HSBC Bank PLC	PHP	76,875	1,337,776	1,298,733	39,043	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	PHP	107,258	1,848,000	1,812,018	35,982	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	PHP	24,986	419,000	422,118	—	(3,118)
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	2,245	471,272	452,448	18,824	—
Expiring 10/07/22	Barclays Bank PLC	PLN	870	180,554	175,336	5,218	—
Expiring 10/07/22	BNP Paribas S.A.	PLN	15,905	3,153,714	3,205,431	—	(51,717)
Expiring 10/07/22	Goldman Sachs International	PLN	1,180	242,564	237,813	4,751	—
Expiring 10/19/22	HSBC Bank PLC	PLN	2,550	538,650	512,957	25,693	—
Expiring 10/19/22	HSBC Bank PLC	PLN	2,259	484,000	454,372	29,628	—
Expiring 11/07/22	BNP Paribas S.A.	PLN	2,245	443,250	450,138	—	(6,888)
Expiring 11/07/22	Goldman Sachs International	PLN	1,640	326,121	328,832	—	(2,711)
Expiring 11/07/22	UBS AG	PLN	1,815	365,743	363,920	1,823	—
Singapore Dollar,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	1,605	1,148,171	1,117,569	30,602	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	735	525,798	511,784	14,014	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	1,233	852,335	858,811	—	(6,476)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	735	508,083	511,944	—	(3,861)
Expiring 12/21/22	Deutsche Bank AG	SGD	2,741	1,948,000	1,910,338	37,662	—
Expiring 12/21/22	Goldman Sachs International	SGD	2,931	2,047,000	2,042,753	4,247	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SGD	2,774	1,962,000	1,933,955	28,045	—
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	7,710	444,975	425,696	19,279	—
Expiring 10/07/22	Goldman Sachs International	ZAR	37,180	2,117,433	2,052,841	64,592	—
Expiring 10/07/22	Goldman Sachs International	ZAR	12,680	735,439	700,108	35,331	—
Expiring 10/07/22	Goldman Sachs International	ZAR	7,710	444,993	425,696	19,297	—
Expiring 10/07/22	Goldman Sachs International	ZAR	3,340	189,322	184,414	4,908	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	99,690	5,550,668	5,504,241	46,427	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	ZAR	12,430	690,459	684,400	6,059	—
Expiring 12/21/22	HSBC Bank PLC	ZAR	5,118	286,786	280,702	6,084	—
South Korean Won,
Expiring 10/07/22	Barclays Bank PLC	KRW	1,949,770	1,418,582	1,356,739	61,843	—
Expiring 10/07/22	BNP Paribas S.A.	KRW	6,597,365	4,928,041	4,590,749	337,292	—
Expiring 10/07/22	Citibank, N.A.	KRW	479,230	331,900	333,470	—	(1,570)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	1,015,220	736,734	706,436	30,298	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	1,012,150	733,442	704,300	29,142	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	1,012,150	738,704	704,300	34,404	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	2,985,160	2,224,080	2,077,211	146,869	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	1,017,010	736,665	707,682	28,983	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	980,320	701,406	682,152	19,254	—
Expiring 11/07/22	Citibank, N.A.	KRW	6,597,365	4,571,757	4,578,541	—	(6,784)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	KRW	837,660	584,999	581,332	3,667	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	6,381,844	4,624,491	4,439,534	184,957	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	618,643	448,000	430,360	17,640	—
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	480	43,653	43,266	387	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	15,820	1,482,051	1,425,957	56,094	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	7,610	691,680	685,938	5,742	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	5,454	510,935	491,604	19,331	—
A64

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	3,688	$324,374	$332,423	$—	$(8,049)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	6,550	587,060	591,271	—	(4,211)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	930	81,946	83,951	—	(2,005)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	5,454	480,392	492,334	—	(11,942)
Expiring 11/07/22	UBS AG	SEK	6,620	587,317	597,590	—	(10,273)
Expiring 11/07/22	UBS AG	SEK	6,550	588,645	591,271	—	(2,626)
Swiss Franc,
Expiring 10/07/22	Bank of America, N.A.	CHF	1,450	1,480,347	1,470,442	9,905	—
Expiring 10/07/22	Barclays Bank PLC	CHF	660	673,600	669,305	4,295	—
Expiring 10/07/22	Barclays Bank PLC	CHF	85	89,099	86,198	2,901	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	2,059	2,116,225	2,088,028	28,197	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	1,800	1,850,027	1,825,377	24,650	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	725	742,369	735,221	7,148	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	720	733,924	730,150	3,774	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	715	745,554	725,080	20,474	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	435	447,404	441,132	6,272	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	1,355	1,407,193	1,374,103	33,090	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	670	700,531	679,446	21,085	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	655	665,076	664,234	842	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	340	354,617	344,793	9,824	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	90	91,825	91,269	556	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	40	40,808	40,564	244	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	1,325	1,350,621	1,343,680	6,941	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	1,315	1,329,989	1,333,539	—	(3,550)
Expiring 10/07/22	UBS AG	CHF	670	698,588	679,446	19,142	—
Expiring 10/07/22	UBS AG	CHF	660	673,843	669,305	4,538	—
Expiring 10/07/22	UBS AG	CHF	660	675,715	669,305	6,410	—
Expiring 10/07/22	UBS AG	CHF	655	665,568	664,234	1,334	—
Expiring 10/19/22	HSBC Bank PLC	CHF	545	558,415	553,286	5,129	—
Expiring 10/19/22	HSBC Bank PLC	CHF	479	490,658	486,152	4,506	—
Expiring 11/07/22	BNP Paribas S.A.	CHF	570	583,662	579,684	3,978	—
Expiring 11/07/22	Citibank, N.A.	CHF	655	663,583	666,127	—	(2,544)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	1,800	1,830,049	1,830,579	—	(530)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	674	685,252	685,450	—	(198)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	570	581,537	579,683	1,854	—
Expiring 11/07/22	UBS AG	CHF	570	582,957	579,683	3,274	—
Thai Baht,
Expiring 10/07/22	Standard Chartered Securities	THB	14,419	392,407	382,373	10,034	—
Expiring 10/07/22	Standard Chartered Securities	THB	14,419	394,771	382,373	12,398	—
Expiring 10/07/22	Standard Chartered Securities	THB	12,950	354,552	343,417	11,135	—
Expiring 10/07/22	Standard Chartered Securities	THB	12,950	352,429	343,417	9,012	—
Expiring 10/07/22	Standard Chartered Securities	THB	7,570	205,517	200,747	4,770	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	33,470	882,415	889,137	—	(6,722)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	28,838	760,295	766,087	—	(5,792)
Expiring 12/21/22	Goldman Sachs International	THB	80,548	2,224,000	2,148,595	75,405	—
Expiring 12/21/22	Goldman Sachs International	THB	55,172	1,523,000	1,471,708	51,292	—
Expiring 12/21/22	HSBC Bank PLC	THB	71,675	1,963,000	1,911,918	51,082	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	491,290	13,484,391	13,105,077	379,314	—
Turkish Lira,
Expiring 10/07/22	Barclays Bank PLC	TRY	16,610	888,620	886,886	1,734	—
Expiring 11/07/22	UBS AG	TRY	1,080	55,427	55,302	125	—
Expiring 12/21/22	Goldman Sachs International	TRY	11,665	593,627	568,094	25,533	—
				$896,869,091	$878,095,572	22,346,311	(3,572,792)
						$25,921,313	$(15,205,158)
A65

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/22	Buy	EUR	710	PLN	3,379	$16,933	$—	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	869	CZK	21,513	—	(3,016)	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	882	PLN	4,189	23,288	—	UBS AG
10/19/22	Buy	EUR	1,006	CZK	24,955	—	(5,606)	Barclays Bank PLC
10/19/22	Buy	EUR	1,053	PLN	4,987	29,809	—	HSBC Bank PLC
10/19/22	Buy	EUR	1,153	PLN	5,507	23,725	—	HSBC Bank PLC
10/19/22	Buy	EUR	1,571	PLN	7,460	41,563	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	1,753	PLN	8,313	48,019	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	1,768	PLN	8,423	40,717	—	Citibank, N.A.
10/19/22	Buy	EUR	1,871	CZK	46,621	—	(18,034)	Barclays Bank PLC
10/19/22	Buy	HUF	510,317	EUR	1,264	—	(64,718)	Barclays Bank PLC
10/19/22	Buy	PLN	3,520	EUR	735	—	(13,023)	Goldman Sachs International
10/19/22	Buy	PLN	3,857	EUR	802	—	(11,684)	Bank of America, N.A.
10/19/22	Buy	PLN	5,092	EUR	1,061	—	(17,099)	Bank of America, N.A.
						$224,054	$(133,180)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	12/20/27	1.000%(Q)	500	$194,946	$55	$194,891	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D01)	12/20/27	1.000%(Q)	500	(9,766)	55	(9,821)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D01)	12/20/27	1.000%(Q)	750	6,186	83	6,103	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D01)	12/20/27	1.000%(Q)	3,000	269,509	332	269,177	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D01)	12/20/27	1.000%(Q)	500	(9,282)	55	(9,337)	Morgan Stanley & Co. International PLC
People’s Republic of China (D01)	12/20/27	1.000%(Q)	3,000	10,762	332	10,430	Morgan Stanley & Co. International PLC
Republic of Argentina (D01)	12/20/27	1.000%(Q)	500	400,430	55	400,375	Morgan Stanley & Co. International PLC
Republic of Chile (D01)	12/20/27	1.000%(Q)	750	22,668	83	22,585	Morgan Stanley & Co. International PLC
Republic of Colombia (D01)	12/20/27	1.000%(Q)	1,500	149,128	166	148,962	Morgan Stanley & Co. International PLC
Republic of Indonesia (D01)	12/20/27	1.000%(Q)	2,500	64,420	277	64,143	Morgan Stanley & Co. International PLC
Republic of Panama (D01)	12/20/27	1.000%(Q)	500	18,431	55	18,376	Morgan Stanley & Co. International PLC
Republic of Peru (D01)	12/20/27	1.000%(Q)	750	22,710	83	22,627	Morgan Stanley & Co. International PLC
Republic of Philippines (D01)	12/20/27	1.000%(Q)	500	10,403	55	10,348	Morgan Stanley & Co. International PLC
Republic of South Africa (D01)	12/20/27	1.000%(Q)	2,750	285,916	304	285,612	Morgan Stanley & Co. International PLC
Republic of Turkey (D01)	12/20/27	1.000%(Q)	3,000	753,387	332	753,055	Morgan Stanley & Co. International PLC
State of Qatar (D01)	12/20/27	1.000%(Q)	500	(9,447)	55	(9,502)	Morgan Stanley & Co. International PLC
A66

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman (D01)	12/20/27	1.000%(Q)	500	$37,715	$55	$37,660	Morgan Stanley & Co. International PLC
United Mexican States (D01)	12/20/27	1.000%(Q)	3,000	127,533	332	127,201	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D02)	12/20/27	1.000%(Q)	1,000	389,894	222	389,672	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/27	1.000%(Q)	1,000	(19,531)	222	(19,753)	Barclays Bank PLC
Federation of Malaysia (D02)	12/20/27	1.000%(Q)	1,500	12,372	333	12,039	Barclays Bank PLC
Federative Republic of Brazil (D02)	12/20/27	1.000%(Q)	6,000	539,017	1,331	537,686	Barclays Bank PLC
Kingdom of Saudi Arabia (D02)	12/20/27	1.000%(Q)	1,000	(18,563)	222	(18,785)	Barclays Bank PLC
People’s Republic of China (D02)	12/20/27	1.000%(Q)	6,000	21,524	1,331	20,193	Barclays Bank PLC
Republic of Argentina (D02)	12/20/27	1.000%(Q)	1,000	800,861	222	800,639	Barclays Bank PLC
Republic of Chile (D02)	12/20/27	1.000%(Q)	1,500	45,336	333	45,003	Barclays Bank PLC
Republic of Colombia (D02)	12/20/27	1.000%(Q)	3,000	298,257	666	297,591	Barclays Bank PLC
Republic of Indonesia (D02)	12/20/27	1.000%(Q)	5,000	128,838	1,109	127,729	Barclays Bank PLC
Republic of Panama (D02)	12/20/27	1.000%(Q)	1,000	36,862	222	36,640	Barclays Bank PLC
Republic of Peru (D02)	12/20/27	1.000%(Q)	1,500	45,419	333	45,086	Barclays Bank PLC
Republic of Philippines (D02)	12/20/27	1.000%(Q)	1,000	20,807	222	20,585	Barclays Bank PLC
Republic of South Africa (D02)	12/20/27	1.000%(Q)	5,500	571,832	1,220	570,612	Barclays Bank PLC
Republic of Turkey (D02)	12/20/27	1.000%(Q)	6,000	1,506,773	1,331	1,505,442	Barclays Bank PLC
State of Qatar (D02)	12/20/27	1.000%(Q)	1,000	(18,894)	222	(19,116)	Barclays Bank PLC
Sultanate of Oman (D02)	12/20/27	1.000%(Q)	1,000	75,431	222	75,209	Barclays Bank PLC
United Mexican States (D02)	12/20/27	1.000%(Q)	6,000	255,066	1,331	253,735	Barclays Bank PLC
Arab Republic of Egypt (D03)	12/20/27	1.000%(Q)	1,000	389,894	250	389,644	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D03)	12/20/27	1.000%(Q)	1,000	(19,531)	250	(19,781)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D03)	12/20/27	1.000%(Q)	1,500	12,372	375	11,997	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D03)	12/20/27	1.000%(Q)	6,000	539,017	1,498	537,519	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D03)	12/20/27	1.000%(Q)	1,000	(18,563)	250	(18,813)	Morgan Stanley & Co. International PLC
People’s Republic of China (D03)	12/20/27	1.000%(Q)	6,000	21,524	1,498	20,026	Morgan Stanley & Co. International PLC
Republic of Argentina (D03)	12/20/27	1.000%(Q)	1,000	800,861	250	800,611	Morgan Stanley & Co. International PLC
Republic of Chile (D03)	12/20/27	1.000%(Q)	1,500	45,336	375	44,961	Morgan Stanley & Co. International PLC
Republic of Colombia (D03)	12/20/27	1.000%(Q)	3,000	298,257	749	297,508	Morgan Stanley & Co. International PLC
Republic of Indonesia (D03)	12/20/27	1.000%(Q)	5,000	128,839	1,249	127,590	Morgan Stanley & Co. International PLC
Republic of Panama (D03)	12/20/27	1.000%(Q)	1,000	36,862	250	36,612	Morgan Stanley & Co. International PLC
Republic of Peru (D03)	12/20/27	1.000%(Q)	1,500	45,420	375	45,045	Morgan Stanley & Co. International PLC
Republic of Philippines (D03)	12/20/27	1.000%(Q)	1,000	20,807	250	20,557	Morgan Stanley & Co. International PLC
Republic of South Africa (D03)	12/20/27	1.000%(Q)	5,500	571,833	1,374	570,459	Morgan Stanley & Co. International PLC
Republic of Turkey (D03)	12/20/27	1.000%(Q)	6,000	1,506,773	1,498	1,505,275	Morgan Stanley & Co. International PLC
State of Qatar (D03)	12/20/27	1.000%(Q)	1,000	(18,894)	250	(19,144)	Morgan Stanley & Co. International PLC
A67

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman (D03)	12/20/27	1.000%(Q)	1,000	$75,431	$250	$75,181	Morgan Stanley & Co. International PLC
United Mexican States (D03)	12/20/27	1.000%(Q)	6,000	255,066	1,498	253,568	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D04)	12/20/27	1.000%(Q)	500	194,947	14	194,933	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D04)	12/20/27	1.000%(Q)	500	(9,765)	14	(9,779)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D04)	12/20/27	1.000%(Q)	750	6,186	21	6,165	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D04)	12/20/27	1.000%(Q)	3,000	269,509	83	269,426	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D04)	12/20/27	1.000%(Q)	500	(9,281)	14	(9,295)	Morgan Stanley & Co. International PLC
People’s Republic of China (D04)	12/20/27	1.000%(Q)	3,000	10,762	83	10,679	Morgan Stanley & Co. International PLC
Republic of Argentina (D04)	12/20/27	1.000%(Q)	500	400,431	14	400,417	Morgan Stanley & Co. International PLC
Republic of Chile (D04)	12/20/27	1.000%(Q)	750	22,668	21	22,647	Morgan Stanley & Co. International PLC
Republic of Colombia (D04)	12/20/27	1.000%(Q)	1,500	149,128	41	149,087	Morgan Stanley & Co. International PLC
Republic of Indonesia (D04)	12/20/27	1.000%(Q)	2,500	64,419	69	64,350	Morgan Stanley & Co. International PLC
Republic of Panama (D04)	12/20/27	1.000%(Q)	500	18,431	14	18,417	Morgan Stanley & Co. International PLC
Republic of Peru (D04)	12/20/27	1.000%(Q)	750	22,710	21	22,689	Morgan Stanley & Co. International PLC
Republic of Philippines (D04)	12/20/27	1.000%(Q)	500	10,403	14	10,389	Morgan Stanley & Co. International PLC
Republic of South Africa (D04)	12/20/27	1.000%(Q)	2,750	285,916	76	285,840	Morgan Stanley & Co. International PLC
Republic of Turkey (D04)	12/20/27	1.000%(Q)	3,000	753,387	83	753,304	Morgan Stanley & Co. International PLC
State of Qatar (D04)	12/20/27	1.000%(Q)	500	(9,447)	14	(9,461)	Morgan Stanley & Co. International PLC
Sultanate of Oman (D04)	12/20/27	1.000%(Q)	500	37,715	14	37,701	Morgan Stanley & Co. International PLC
United Mexican States (D04)	12/20/27	1.000%(Q)	3,000	127,533	83	127,450	Morgan Stanley & Co. International PLC
				$14,073,906	$27,040	$14,046,866

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.38.V1 (D01)	12/20/27	1.000%(Q)	25,000	3.335%	$(2,480,545)	$(5,258)	$(2,475,287)	Morgan Stanley & Co. International PLC
CDX.EM.38.V1 (D02)	12/20/27	1.000%(Q)	50,000	3.335%	(4,961,090)	(70,999)	(4,890,091)	Barclays Bank PLC
CDX.EM.38.V1 (D03)	12/20/27	1.000%(Q)	50,000	3.335%	(4,961,090)	(72,424)	(4,888,666)	Morgan Stanley & Co. International PLC
A68

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)(cont’d.)**:
CDX.EM.38.V1 (D04)	12/20/27	1.000%(Q)	25,000	3.335%	$(2,480,545)	$(3,178)	$(2,477,367)	Morgan Stanley & Co. International PLC
					$(14,883,270)	$(151,859)	$(14,731,411)
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D04).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	1,520	$318,880	$401,416	$(82,536)	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	606	214,815	334,620	(119,805)	Barclays Bank PLC
				$533,695	$736,036	$(202,341)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal De Electricidad	12/20/22	1.000%(Q)	295	2.037%	$(590)	$327	$(917)	Citibank, N.A.
Hellenic Republic	12/20/28	1.000%(Q)	1,200	2.167%	(71,899)	(10,181)	(61,718)	JPMorgan Chase Bank, N.A.
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	10,270	0.179%	6,018	7,354	(1,336)	Bank of America, N.A.
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	2,000	0.179%	1,172	1,432	(260)	Bank of America, N.A.
Republic of Estonia	12/20/26	1.000%(Q)	240	0.824%	1,699	1,920	(221)	JPMorgan Chase Bank, N.A.
Republic of Poland	06/20/24	1.000%(Q)	500	1.115%	(798)	669	(1,467)	BNP Paribas S.A.
					$(64,398)	$1,521	$(65,919)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	139,280		$(121,605)		$435,505		$557,110
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
A69

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	2,040	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$21,336	$—	$21,336	JPMorgan Chase Bank, N.A.
EUR	910	03/15/27	3.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,817	—	1,817	Goldman Sachs International
EUR	915	03/15/27	3.525%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(1,772)	—	(1,772)	Goldman Sachs International
EUR	2,022	07/15/27	2.775%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	4,538	—	4,538	Goldman Sachs International
EUR	1,310	07/15/27	2.995%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(11,054)	—	(11,054)	JPMorgan Chase Bank, N.A.
EUR	770	07/15/27	3.001%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(5,103)	—	(5,103)	JPMorgan Chase Bank, N.A.
					$9,762	$—	$9,762
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,208	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	$302	$(21,572)	$(21,874)
AUD	2,943	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	(35,881)	(22,423)	13,458
AUD	3,755	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	342,294	(291,918)	(634,212)
AUD	708	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	(11,674)	(13,240)	(1,566)
CAD	3,380	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	48,822	(54,534)	(103,356)
CAD	2,940	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	113,453	(102,641)	(216,094)
CAD	2,082	06/19/27	2.219%(S)	3 Month CDOR(2)(S)	31,271	47,540	16,269
CAD	2,613	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	1,733	8,008	6,275
CAD	1,585	12/03/32	2.700%(S)	3 Month CDOR(2)(S)	(77,266)	(95,873)	(18,607)
CAD	609	12/21/32	3.875%(S)	3 Month CDOR(2)(S)	(20,219)	(7,455)	12,764
CAD	1,340	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	121,491	(133,129)	(254,620)
CAD	440	12/03/42	2.800%(S)	3 Month CDOR(1)(S)	47,438	44,843	(2,595)
A70

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	2,030	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	$220,162	$(203,873)	$(424,035)
CAD	205	12/03/51	2.800%(S)	3 Month CDOR(1)(S)	21,651	19,456	(2,195)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(275,233)	(275,233)
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(42,568)	(42,568)
CNH	81,245	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(93)	36,865	36,958
CNH	114,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(384)	16,845	17,229
CNH	6,509	09/21/27	2.341%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(7,799)	(7,799)
CNH	2,676	12/21/27	2.498%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(1,942)	(1,942)
CNH	13,105	12/21/27	2.595%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,501	1,501
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(43,497)	(43,497)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(134,955)	(134,955)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(21,647)	(57,480)	(35,833)
EUR	33,065	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(987,399)	(987,399)
EUR	16,945	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(1,066,484)	(1,066,484)
EUR	1,430	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(13,869)	(40,380)	(26,511)
EUR	1,918	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	(35,849)	(93,938)	(58,089)
EUR	430	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(11,226)	(35,606)	(24,380)
EUR	843	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(57,677)	(57,677)
EUR	1,720	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	89,272	89,272
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	127,670	127,670
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(135,734)	(135,734)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	300,107	300,107
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(319,874)	(319,874)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(719,763)	(719,763)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	101,146	101,146
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(109,791)	(109,791)
EUR	867	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(23,176)	(23,176)
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(65,128)	281,504	346,632
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(79,656)	909,353	989,009
GBP	1,430	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	153,312	267,190	113,878
GBP	1,250	12/18/27	2.313%(A)	1 Day SONIA(1)(A)	11,160	80,740	69,580
GBP	1,760	12/21/27	2.531%(A)	1 Day SONIA(2)(A)	(209,024)	(215,510)	(6,486)
GBP	1,800	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	(129,767)	(404,273)	(274,506)
GBP	3,932	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(1,038,297)	(1,038,297)
GBP	12,530	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(965,491)	3,340,994	4,306,485
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(13,710)	158,650	172,360
GBP	886	12/15/32	2.031%(A)	1 Day SONIA(1)(A)	13,428	57,282	43,854
GBP	386	12/21/32	2.281%(A)	1 Day SONIA(1)(A)	13,993	73,023	59,030
GBP	2,695	05/08/37	1.200%(A)	1 Day SONIA(1)(A)	716,540	955,223	238,683
GBP	1,690	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	251,681	(661,109)	(912,790)
GBP	1,045	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	57,189	418,602	361,413
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	708,326	(1,682,542)	(2,390,868)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)	44,587	143,826	99,239
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(98,274)	(98,274)
ILS	1,275	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(65,849)	(65,849)
JPY	970,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	4,155	(3,463)	(7,618)
JPY	395,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(5,199)	(7,209)	(2,010)
JPY	646,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	13,011	(43,646)	(56,657)
JPY	189,344	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(7,203)	(14,730)	(7,527)
JPY	875,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	8,101	(125,995)	(134,096)
JPY	100,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)	(15,844)	(19,548)	(3,704)
JPY	597,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	11,035	(169,285)	(180,320)
JPY	57,087	12/21/32	0.375%(A)	1 Day TONAR(1)(A)	1,221	(7,088)	(8,309)
JPY	735,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	18,722	(352,874)	(371,596)
JPY	47,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)	(23,368)	(27,751)	(4,383)
JPY	416,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	12,535	(337,528)	(350,063)
JPY	335,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	43,305	(347,107)	(390,412)
A71

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	$39,334	$(385,618)	$(424,952)
KRW	5,430,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(661,921)	(661,921)
MXN	19,550	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(51)	(110,949)	(110,898)
NOK	20,182	03/15/28	3.531%(A)	6 Month NIBOR(1)(S)	1,349	(3,048)	(4,397)
NOK	13,490	03/19/28	3.531%(A)	6 Month NIBOR(2)(S)	2,729	8,259	5,530
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(28,308)	(28,308)
NOK	4,766	12/21/32	3.219%(A)	6 Month NIBOR(1)(S)	2,231	10,831	8,600
NZD	1,421	03/15/28	4.094%(S)	3 Month BBR(2)(Q)	17,784	16,739	(1,045)
NZD	2,263	03/19/28	4.344%(S)	3 Month BBR(2)(Q)	2,302	965	(1,337)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(75,296)	(75,296)
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)	—	(104,007)	(104,007)
SEK	20,243	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	(15,308)	(42,338)	(27,030)
SEK	8,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(147,036)	(147,036)
SEK	4,819	03/15/33	2.875%(A)	3 Month STIBOR(2)(Q)	(1,409)	(11,449)	(10,040)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)	(4,553)	(158,188)	(153,635)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)	—	(141,875)	(141,875)
	15,397	05/18/25	2.751%(A)	1 Day SOFR(2)(A)	—	(377,173)	(377,173)
	7,700	05/18/25	2.774%(A)	1 Day SOFR(2)(A)	—	(185,321)	(185,321)
	7,700	05/18/25	2.776%(A)	1 Day SOFR(2)(A)	—	(184,965)	(184,965)
	7,200	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(291,340)	(291,340)
	8,070	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(322,757)	(322,757)
	4,032	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(160,980)	(160,980)
	9,507	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(377,565)	(377,565)
	8,896	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(391,960)	(391,960)
	7,410	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(322,979)	(322,979)
	7,415	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(314,214)	(314,214)
	7,395	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(312,833)	(312,833)
	7,430	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(314,113)	(314,113)
	4,450	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(186,405)	(186,405)
	1,485	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(62,151)	(62,151)
	7,382	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(308,492)	(308,492)
	7,380	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(306,152)	(306,152)
	10,949	03/20/26	2.693%(A)	1 Day SOFR(2)(A)	—	(198,995)	(198,995)
	1,748	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	14,397	104,998	90,601
	843	12/21/27	2.844%(A)	1 Day SOFR(2)(A)	(1,784)	35,978	37,762
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	444,062	444,062
	465	03/15/33	3.094%(A)	1 Day SOFR(1)(A)	3,987	16,675	12,688
	944	03/15/33	3.406%(A)	1 Day SOFR(1)(A)	(1,945)	(4,723)	(2,778)
	3,431	05/18/33	2.602%(A)	1 Day SOFR(1)(A)	—	253,389	253,389
	1,715	05/18/33	2.741%(A)	1 Day SOFR(1)(A)	—	107,230	107,230
	1,715	05/18/33	2.743%(A)	1 Day SOFR(1)(A)	—	106,941	106,941
	1,535	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	215,234	215,234
	1,725	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	240,576	240,576
	859	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	119,311	119,311
	2,025	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	281,130	281,130
	1,880	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	298,258	298,258
	1,570	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	244,133	244,133
	1,565	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	242,460	242,460
	1,570	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	242,302	242,302
	1,570	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	240,935	240,935
	1,563	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	239,737	239,737
	1,560	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	238,885	238,885
	940	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	143,509	143,509
	315	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	47,916	47,916
	1,855	03/20/34	2.745%(A)	1 Day SOFR(1)(A)	—	97,682	97,682
A72

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,269	03/20/34	2.751%(A)	1 Day SOFR(1)(A)	$—	$118,405	$118,405
				$1,347,483	$(5,619,003)	$(6,966,486)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	221,706	09/15/26	2.633%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$224,980	$—	$224,980	JPMorgan Chase Bank, N.A.
CNH	4,606	12/15/26	2.514%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,302	—	1,302	Citibank, N.A.
CNH	5,826	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,478	—	2,478	JPMorgan Chase Bank, N.A.
CNH	5,485	06/15/27	2.411%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3,208)	—	(3,208)	Citibank, N.A.
CNH	14,983	09/21/27	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)	16,041	—	16,041	Bank of America, N.A.
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(82,522)	(108)	(82,414)	HSBC Bank PLC
					$159,071	$(108)	$159,179

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	03/31/23	4,762	$(443)	$—	$(443)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A73